UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                       811-6322

Exact name of registrant as specified in charter:         Delaware Pooled Trust

Address of principal executive offices:                   2005 Market Street
                                                          Philadelphia, PA 19103

Name and address of agent for service:                    David F. Connor, Esq.
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

Registrant's telephone number, including area code:       (800) 523-1918

Date of fiscal year end:                                  October 31

Date of reporting period:                                 January 31, 2006

Item 1.  Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The All-Cap Growth Equity Portfolio
-----------------------------------------------------------

January 31, 2006

                                                                                                             Number of      Market
                                                                                                              Shares         Value
Common Stock - 98.66%
Basic Industry/Capital Goods - 2.60%
Graco                                                                                                          5,100      $  204,918
Newmont Mining                                                                                                 1,200          74,160
Praxair                                                                                                        2,600         136,968
                                                                                                                         -----------
                                                                                                                             416,046
                                                                                                                         -----------
Business Services - 5.60%
Expeditors International Washington                                                                            5,800         426,532
First Data                                                                                                     5,900         266,090
Paychex                                                                                                        5,600         203,560
                                                                                                                         -----------
                                                                                                                             896,182
                                                                                                                         -----------
Consumer Non-Durables - 16.51%
Best Buy                                                                                                       1,300          65,858
+Blue Nile                                                                                                    17,800         664,830
+NetFlix                                                                                                      48,800       1,344,440
Staples                                                                                                        6,400         151,744
Tuesday Morning                                                                                               11,100         236,208
Walgreen                                                                                                       4,200         181,776
                                                                                                                         -----------
                                                                                                                           2,644,856
                                                                                                                         -----------
Consumer Services - 31.55%[O]
+Apollo Group Class A                                                                                          3,800         211,546
+eBay                                                                                                          7,700         331,870
GTECH Holdings                                                                                                13,000         434,460
IHOP                                                                                                          10,800         531,036
International Game Technology                                                                                 17,400         622,572
Jackson Hewitt Tax Service                                                                                    22,100         558,246
+Liberty Global Class C                                                                                       19,300         390,246
+MGM MIRAGE                                                                                                    5,900         218,654
ServiceMaster                                                                                                 22,000         284,680
Strayer Education                                                                                              6,200         549,072
+Weight Watchers International                                                                                10,400         489,216
+XM Satellite Radio Holdings Class A                                                                          16,500         431,970
                                                                                                                         -----------
                                                                                                                           5,053,568
                                                                                                                         -----------
Energy - 0.53%
EOG Resources                                                                                                  1,000          84,540
                                                                                                                         -----------
                                                                                                                              84,540
                                                                                                                         -----------
Financials - 4.93%
Chicago Mercantile Exchange Holdings                                                                             950         402,088
+NETeller                                                                                                     10,300         143,562
Plum Creek Timber                                                                                              6,600         243,804
                                                                                                                         -----------
                                                                                                                             789,454
                                                                                                                         -----------
Health Care - 15.45%
Allergan                                                                                                       7,000         814,800
+Genentech                                                                                                     4,500         386,640
+Myogen                                                                                                        3,500         130,620
UnitedHealth Group                                                                                             9,600         570,432
+Zimmer Holdings                                                                                               8,300         572,285
                                                                                                                         -----------
                                                                                                                           2,474,777
                                                                                                                         -----------
Technology - 21.49%
+Intuit                                                                                                        9,000         470,970
Microsoft                                                                                                      3,800         106,970
+NAVTEQ                                                                                                       12,700         570,357
QUALCOMM                                                                                                      17,900         858,484
+SanDisk                                                                                                      16,200       1,091,232
Sprint                                                                                                        13,200         302,148
+Yahoo                                                                                                         1,200          41,208
                                                                                                                         -----------
                                                                                                                           3,441,369
                                                                                                                         -----------
Total Common Stock (cost $14,395,188)                                                                                     15,800,792
                                                                                                                         ===========

                                                                                                           Principal
                                                                                                           Amount
Repurchase Agreements - 1.38%
With BNP Paribas 4.37% 2/1/06
(dated 1/31/06, to be repurchased at $129,616,
collateralized by $61,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $60,799,
$28,600 U.S. Treasury Notes 2.375%
due 8/15/06, market value $28,572 and
$43,200 U.S. Treasury Notes 2.625%
due 11/15/06, market value $42,821)                                                                         $129,600         129,600

With Cantor Fitzgerald 4.36% 2/1/06
(dated 1/31/06, to be repurchased at $91,411,
collateralized by $7,100 U.S. Treasury Bills
due 6/22/06, market value $6,964,
$41,800 U.S. Treasury Notes 3.50%
due 11/15/06, market value $41,748
and $45,700 U.S. Treasury Notes 3.625%
due 7/15/09, market value $44,580)                                                                            91,400          91,400
                                                                                                                          ----------

Total Repurchase Agreements (cost $221,000)                                                                                  221,000
                                                                                                                          ----------

Total Market Value of Securities - 100.04%
   (cost $14,616,188)                                                                                                     16,021,792
Liabilities Net of Receivables and Other Assets
(See Notes) - (0.04%)                                                                                                        (6,858)
                                                                                                                         -----------
Net Assets Applicable to 2,684,766 Shares
Outstanding - 100.00%                                                                                                    $16,014,934
                                                                                                                         ===========

+    Non-income producing security for the period ended January 31, 2006.
[O] Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The All-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements -The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                               $14,616,188
                                                  -----------
Aggregate unrealized appreciation                   1,800,739
Aggregate unrealized depreciation                    (395,135)
                                                  -----------
Net unrealized appreciation                       $ 1,405,604
                                                  ===========

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $5,848,740 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,243,860 expires in 2009, $2,008,163 expires in 2010, and $596,717 in 2011.

3. Credit and Market Risks
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Core Focus Fixed Income Portfolio
-----------------------------------------------------------

January 31, 2006

                                                                                                     Principal          Market
                                                                                                     Amount             Value
                                                                                                     (U.S.$)            (U.S.$)
Agency Asset-Backed Securities - 0.01%
oFannie Mae Grantor Trust Series 2004-T4 A2 3.93% 2/25/20                                             $    3,780        $     3,768
                                                                                                                        -----------
Total Agency Asset-Backed Securities (cost $3,781)                                                                            3,768
                                                                                                                        -----------

Agency Collateralized Mortgage Obligations - 2.04%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                       11,163             11,823
   Series 2002-90 A1 6.50% 6/25/42                                                                         5,061              5,166
   Series 2002-90 A2 6.50% 11/25/42                                                                       18,064             18,488
   Series 2003-122 AJ 4.50% 2/25/28                                                                       21,519             21,072
   Series 2005-110 MB 5.50% 9/25/35                                                                       90,000             90,404
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                        13,332             14,459
   Series 2002-T4 A3 7.50% 12/25/41                                                                        9,178              9,586
Fannie Mae Whole Loan
   Series 2003-W14 1A5 4.71% 9/25/43                                                                         873                871
   Series 2004-W9 2A1 6.50% 2/25/44                                                                       11,598             11,853
   Series 2004-W11 1A2 6.50% 5/25/44                                                                      23,554             24,077
Freddie Mac Reference Series R004 AL 5.125% 12/15/13                                                      65,000             64,648
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                            16,538             17,283
   Series 2326 ZQ 6.50% 6/15/31                                                                           33,649             35,118
   Series 2480 EH 6.00% 11/15/31                                                                           2,207              2,209
   Series 2662 MA 4.50% 10/15/31                                                                          34,474             33,836
   Series 2872 GC 5.00% 11/15/29                                                                          30,000             29,313
   Series 2890 PC 5.00% 7/15/30                                                                           45,000             43,952
   Series 2915 KP 5.00% 11/15/29                                                                          25,000             24,446
   Series 3022 MB 5.00% 12/15/28                                                                          25,000             24,666
   Series 3063 PC 5.00% 2/15/29                                                                           90,000             88,558
[D]Freddie Mac Structured Pass-Through Securities
   Series T-54 2A 6.50% 2/25/43                                                                            6,983              7,146
   Series T-58 1A2 3.108% 5/25/35                                                                          3,718              3,700
   Series T-58 2A 6.50% 9/25/43                                                                           16,824             17,199
                                                                                                                        -----------
Total Agency Collateralized Mortgage Obligations (cost $605,330)                                                            599,873
                                                                                                                        -----------

Agency Mortgage-Backed Securities - 26.36%
Fannie Mae
   5.73% 12/1/08                                                                                          22,561             22,906
   6.203% 5/1/09                                                                                           7,425              7,574
   6.50% 8/1/17                                                                                           17,405             17,835
   6.765% 1/1/07                                                                                          22,200             22,297
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                          11,902             11,626
   5.00% 1/1/34                                                                                           15,468             15,086
   5.00% 11/1/34                                                                                          68,379             66,691
   5.00% 8/1/34                                                                                           17,641             17,206
   5.00% 1/1/36                                                                                          240,000            233,700
Fannie Mae S.F. 15 yr
   4.50% 8/1/19                                                                                           18,335             17,854
   4.50% 11/1/19                                                                                         110,479            107,579
   5.00% 10/1/18                                                                                          26,848             26,580
   5.00% 2/1/19                                                                                           40,351             39,910

   5.00% 1/1/20                                                                                           26,865             26,554
   5.00% 6/1/20                                                                                            4,761              4,706
   7.00% 11/1/14                                                                                           6,451              6,665
Fannie Mae S.F. 15 yr TBA
   4.50% 3/1/21                                                                                        1,575,000          1,527,749
   5.00% 2/1/20                                                                                          635,000            627,260
   5.50% 2/1/20                                                                                          860,000            865,374
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                       141,997            141,642
Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                                                                           65,531             63,565
   5.00% 5/1/34                                                                                           23,071             22,343
   5.00% 1/1/35                                                                                           36,101             34,962
   5.00% 5/1/35                                                                                           61,217             59,189
   5.00% 6/1/35                                                                                          100,780             97,442
   5.50% 3/1/29                                                                                           35,234             35,003
   5.50% 4/1/29                                                                                           33,675             33,454
   5.50% 2/1/35                                                                                          146,352            144,980
   5.50% 5/1/35                                                                                          134,264            132,922
   6.00% 9/1/34                                                                                            4,002              4,045
   6.00% 11/1/34                                                                                          27,361             27,651
   6.50% 7/1/32                                                                                           22,861             23,490
   6.50% 11/1/33                                                                                          46,584             47,792
   6.50% 2/1/34                                                                                           21,081             21,627
   7.00% 12/1/34                                                                                          12,656             13,159
   7.50% 4/1/32                                                                                            6,911              7,237
Fannie Mae S.F. 30 yr TBA
   5.00% 2/1/36                                                                                          630,000            608,737
   5.50% 2/1/36                                                                                        1,140,000          1,127,887
   6.00% 2/15/36                                                                                         865,000            873,649
   6.50% 2/2/36                                                                                          295,000            302,467
   7.00% 2/15/36                                                                                          70,000             72,756
   7.50% 2/15/36                                                                                          25,000             26,172
oFreddie Mac ARM 3.732% 4/1/34                                                                            15,214             15,257
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                 41,118             40,257
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                                       48,134             48,074
Freddie Mac S.F. 30 yr
   5.50% 11/1/33                                                                                          52,960             52,546
   6.50% 10/1/33                                                                                           9,003              9,229
GNMA S.F. 30 yr 7.50% 1/15/32                                                                              8,496              8,950
                                                                                                                        -----------
Total Agency Mortgage-Backed Securities (cost $7,802,096)                                                                 7,761,636
                                                                                                                        -----------

Agency Obligations - 1.95%
^Fannie Mae 5.299% 10/9/19                                                                                90,000             43,277
Federal Home Loan Bank
   4.25% 9/14/07                                                                                         135,000            133,881
   4.875% 11/15/06                                                                                        10,000             10,007
Freddie Mac
   3.75% 8/3/07                                                                                           15,000             14,773
   4.00% 8/17/07                                                                                         190,000            187,757
   4.125% 4/2/07                                                                                         185,000            183,544
                                                                                                                        -----------
Total Agency Obligations (cost $576,605)                                                                                    573,239
                                                                                                                        -----------

Commercial Mortgage-Backed Securities - 5.52%
Bank of America Commercial Mortgage Securities
   Series 2004-5 A3 4.561% 11/10/41                                                                       25,000             24,196
   Series 2005-1 A3 4.877% 11/10/42                                                                      205,000            202,854
  oSeries 2005-2 A5 4.857% 7/10/43                                                                        15,000             14,548
[D]#Commercial Mortgage Pass-Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34                  24,623             25,727
[D]oCommercial Mortgage Pass-Through Certificates Series 2005-C6 A5A 5.116% 6/10/44                       20,000            19,773
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                 25,000             24,304
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                              53,473             54,843
General Electric Capital Commercial Mortgage
   Series 2002-1A A3 6.269% 12/10/35                                                                      35,000             36,882

   Series 2005-C2 A2 4.706% 5/10/43                                                                       60,000             58,974
   Series 2005-C3 A3FX 4.863% 7/10/45                                                                    100,000             98,791
   oSeries 2005-C4 A2 5.305% 11/10/45                                                                     55,000             55,276
General Motors Acceptance Corporation Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35     147,728            151,676
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                          14,955             15,631
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                       90,000             90,761
   Series 2003-C1 A2 4.985% 1/12/37                                                                      220,000            217,085
   oSeries 2005-CB11 A4 5.335% 8/12/37                                                                   180,000            180,279
Lehman Brothers-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                       40,000            42,647
   Series 2005-C5 A2 4.885% 9/15/30                                                                      245,000            242,485
   Series 2006-C1A A2 5.084% 2/15/31                                                                      20,000             19,944
oMerrill Lynch Mortgage Trust Series 2005-CIP1 B 5.101% 7/12/38                                           25,000             24,609
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                               25,000             24,733
                                                                                                                             ------
Total Commercial Mortgage-Backed Securities (cost $1,640,496)                                                             1,626,018
                                                                                                                          ---------

Corporate Bonds - 25.99%
Banking - 3.42%
o#Banco Santander 144A 4.81% 12/9/09                                                                      55,000             54,838
oBarclays Bank 6.278% 12/29/49                                                                            20,000             19,938
Citigroup 5.875% 2/22/33                                                                                  80,000             81,749
Credit Suisse First Boston USA 6.125% 11/15/11                                                            50,000             52,210
Popular North America 4.25% 4/1/08                                                                       115,000            112,699
Popular North America Capital Trust 6.564% 9/15/34                                                        65,000             65,438
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                         50,000             49,197
oRBS Capital Trust I 4.709% 12/29/49                                                                      45,000             42,530
Regions Financial
   o4.38% 8/8/08                                                                                          35,000             35,030
   6.375% 5/15/12                                                                                         40,000             42,546
   7.00% 3/1/11                                                                                            5,000              5,445
o#Resona Bank 144A 5.85% 9/29/49                                                                         100,000             99,590
o#Resona Preferred 144A 7.191% 12/29/49                                                                  120,000            126,492
o#Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                                            100,000             99,417
oWachovia Capital Trust III 5.80% 8/29/49                                                                120,000            120,374
                                                                                                                        -----------
                                                                                                                          1,007,493
                                                                                                                        -----------
Basic Industries - 0.68%
Barrick Gold Finance 7.50% 5/1/07                                                                         15,000             15,435
#Codelco 144A 5.625% 9/21/35                                                                              55,000             53,748
Lubrizol 4.625% 10/1/09                                                                                   30,000             29,379
Southern Peru 7.50% 7/27/35                                                                              100,000            100,413
                                                                                                                        -----------
                                                                                                                            198,975
                                                                                                                        -----------
Brokerage - 1.23%
Amvescap 4.50% 12/15/09                                                                                   50,000             48,882
Franklin Resources 3.70% 4/15/08                                                                          20,000             19,456
Goldman Sachs Group 6.345% 2/15/34                                                                        85,000             88,417
Jefferies Group 6.25% 1/15/36                                                                             15,000             14,790
Morgan Stanley
   4.75% 4/1/14                                                                                           50,000             47,658
   5.375% 10/15/15                                                                                       100,000             99,446
Nuveen Investments 5.00% 9/15/10                                                                          45,000             44,140
                                                                                                                        -----------
                                                                                                                            362,789
                                                                                                                        -----------
Capital Goods - 0.30%
General Electric 5.00% 2/1/13                                                                             85,000             84,434
York International 6.625% 8/15/06                                                                          5,000              5,033
                                                                                                                        -----------
                                                                                                                             89,467
                                                                                                                        -----------
Communications - 2.12%
BellSouth 4.20% 9/15/09                                                                                   25,000             24,207
Comcast 6.50% 11/15/35                                                                                    25,000             25,125
Cox Communications 4.625% 1/15/10                                                                         45,000             43,496
GTE California 7.65% 3/15/07                                                                              70,000             71,562
#News America 144A 6.40% 12/15/35                                                                         35,000             34,969
SBC Communications 4.125% 9/15/09                                                                         60,000             57,834

[S]Sprint Capital 4.78% 8/17/06                                                                           55,000             54,935
Telecom Italia Capital 4.00% 1/15/10                                                                      35,000             33,278
Telefonos de Mexico 4.50% 11/19/08                                                                        85,000             83,311
Thomson 5.75% 2/1/08                                                                                      35,000             35,391
Time Warner Entertainment 8.375% 3/15/23                                                                  20,000             23,220
Verizon Wireless 5.375% 12/15/06                                                                         135,000            135,411
                                                                                                                        -----------
                                                                                                                            622,739
                                                                                                                        -----------
Consumer Cyclical - 2.30%
Centex
   o4.50% 8/1/07                                                                                          85,000             85,037
   4.875% 8/15/08                                                                                         35,000             34,579
oDaimlerChrysler Holdings 4.78% 10/31/08                                                                  35,000             35,143
Ford Motor Credit
   5.625% 10/1/08                                                                                         35,000             31,839
   5.70% 1/15/10                                                                                          25,000             22,132
   6.625% 6/16/08                                                                                         60,000             56,489
Fortune Brands
   5.125% 1/15/11                                                                                         45,000             44,785
   5.375% 1/15/16                                                                                         40,000             39,364
Johnson Controls
   5.00% 11/15/06                                                                                         15,000             14,969
   5.25% 1/15/11                                                                                          75,000             74,853
May Department Stores 3.95% 7/15/07                                                                      110,000            108,039
Tandy 6.95% 9/1/07                                                                                        20,000             20,279
Time Warner 8.18% 8/15/07                                                                                105,000            109,577
                                                                                                                        -----------
                                                                                                                            677,085
                                                                                                                        -----------
Consumer Non-Cyclical - 2.18%
Altria Group 7.65% 7/1/08                                                                                 75,000             79,173
Amgen 4.00% 11/18/09                                                                                       7,000              6,772
Kraft Foods 4.125% 11/12/09                                                                               70,000             67,556
Kroger Company 6.375% 3/1/08                                                                              60,000             61,187
Medco Health Solutions 7.25% 8/15/13                                                                      45,000             49,208
MedPartners 7.375% 10/1/06                                                                               130,000            131,951
#Medtronic 144A 4.75% 9/15/15                                                                             15,000             14,466
Safeway 6.15% 3/1/06                                                                                      50,000             49,987
Universal 6.50% 2/15/06                                                                                   15,000             15,008
UST 6.625% 7/15/12                                                                                        25,000             26,221
WellPoint
   4.25% 12/15/09                                                                                         40,000             38,838
   5.85% 1/15/36                                                                                          35,000             34,973
Wyeth 5.50% 2/1/14                                                                                        65,000             65,564
                                                                                                                        -----------
                                                                                                                            640,904
                                                                                                                        -----------
Electric - 4.34%
oAlabama Power Capital Trust IV 4.75% 10/1/42                                                            110,000            109,295
Ameren 4.263% 5/15/07                                                                                     45,000             44,450
[S]America Electric Power 4.709% 8/16/07                                                                  75,000             74,511
Appalachian Power 4.40% 6/1/10                                                                            60,000             58,069
Avista 7.75% 1/1/07                                                                                       20,000             20,410
CC Fund Trust I 6.90% 2/16/07                                                                             35,000             35,595
Constellation Energy 7.60% 4/1/32                                                                         20,000             23,951
Consumers Energy 6.00% 2/15/14                                                                            55,000             56,464
oDominion Resources 4.819% 9/28/07                                                                        55,000             55,048
Duke Capital
   4.331% 11/16/06                                                                                        30,000             29,848
   5.668% 8/15/14                                                                                         60,000             60,265
FPL Group Capital 4.086% 2/16/07                                                                          55,000             54,466
Georgia Power 4.875% 7/15/07                                                                              25,000             24,972
Kaneb Pipe Line 5.875% 6/1/13                                                                             25,000             25,474
Oncor Electric Delivery 7.00% 5/1/32                                                                      30,000             33,760
Pepco Holdings 5.50% 8/15/07                                                                              80,000             80,343
#Power Contract Financing 144A 6.256% 2/1/10                                                              35,000             35,465

oProgress Energy 5.03% 1/15/10                                                                            75,000             75,042
PSEG Funding Trust I 5.381% 11/16/07                                                                     140,000            140,053
oSCANA 4.56% 3/1/08                                                                                       60,000             60,083
Southern California Edison
  o4.555% 12/13/07                                                                                        55,000             55,028
   6.00% 1/15/34                                                                                          55,000             57,283
   6.65% 4/1/29                                                                                           40,000             43,860
Southern Capital Funding 5.30% 2/1/07                                                                     25,000             24,945
                                                                                                                        -----------
                                                                                                                          1,278,680
                                                                                                                        -----------
Energy - 0.62%
Apache Finance 7.00% 3/15/09                                                                              10,000             10,707
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                    15,000             14,744
Nexen 5.875% 3/10/35                                                                                      25,000             24,433
Oneok 5.51% 2/16/08                                                                                       50,000             50,236
Talisman Energy 5.125% 5/15/15                                                                            30,000             29,414
Valero Energy 6.125% 4/15/07                                                                              15,000             15,166
Weatherford International 4.95% 10/15/13                                                                  40,000             38,863
                                                                                                                        -----------
                                                                                                                            183,563
                                                                                                                        -----------
Financials - 1.20%
American General Finance 4.875% 7/15/12                                                                   50,000             48,555
oHSBC Finance Capital Trust IX 5.911% 11/30/35                                                           100,000            100,412
Residential Capital
   o5.67% 11/21/08                                                                                        20,000             20,195
   6.125% 11/21/08                                                                                        35,000             35,379
   6.375% 6/30/10                                                                                         29,000             29,755
   6.875% 6/30/15                                                                                        110,000            118,433
                                                                                                                        -----------
                                                                                                                            352,729
                                                                                                                        -----------
Insurance - 3.83%
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                             100,000            104,385
#Farmers Insurance Exchange 144A 6.00% 8/1/14                                                             35,000             35,324
Marsh & McLennan
   o4.72% 7/13/07                                                                                         10,000              9,988
   5.15% 9/15/10                                                                                         210,000            208,182
   5.375% 3/15/07                                                                                         70,000             69,987
   5.375% 7/15/14                                                                                          5,000              4,887
   5.75% 9/15/15                                                                                          26,000             26,046
MetLife
   5.00% 6/15/15                                                                                          35,000             34,268
   5.70% 6/15/35                                                                                           5,000              4,960
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                           40,000             47,754
#Nippon Life Insurance 144A 4.875% 8/9/10                                                                 60,000             59,013
o#Oil Insurance 144A 5.15% 8/15/33                                                                       210,000            208,147
o#Premium Asset Trust Series 2005-2 144A 4.465% 2/2/07                                                    35,000             34,940
St. Paul Travelers 5.01% 8/16/07                                                                          30,000             29,926
[D]o#Twin Reefs Pass-Through Trust 144A 5.42% 12/31/49                                                   100,000            100,103
Willis Group
   5.125% 7/15/10                                                                                         80,000             79,493
   5.625% 7/15/15                                                                                         70,000             69,998
                                                                                                                        -----------
                                                                                                                          1,127,401
                                                                                                                        -----------
Natural Gas - 1.87%
Atmos Energy
   4.00% 10/15/09                                                                                         75,000             71,729
   o4.975% 10/15/07                                                                                       85,000             85,086
Enterprise Products Operating 4.625% 10/15/09                                                             55,000             53,586
Sempra Energy
   4.621% 5/17/07                                                                                        120,000            119,237
   o4.84% 5/21/08                                                                                         60,000             60,163
Valero Logistics Operations 6.05% 3/15/13                                                                155,000            159,908
                                                                                                                        -----------
                                                                                                                            549,709
                                                                                                                        -----------
Real Estate - 0.18%
Developers Diversified Realty
   4.625% 8/1/10                                                                                          35,000             33,863
   5.375% 10/15/12                                                                                        20,000             19,725
                                                                                                                        -----------
                                                                                                                             53,588
                                                                                                                        -----------

Technology - 0.59%
Motorola 4.608% 11/16/07                                                                                 115,000            114,208
#Oracle 144A 5.25% 1/15/16                                                                                60,000             59,199
                                                                                                                        -----------
                                                                                                                            173,407
                                                                                                                        -----------
Transportation - 1.13%
Continental Airlines 6.503% 6/15/11                                                                      220,000            215,282
#Erac USA Finance 144A
   5.30% 11/15/08                                                                                         40,000             40,056
   7.35% 6/15/08                                                                                          75,000             78,434
                                                                                                                        -----------
                                                                                                                            333,772
                                                                                                                        -----------
Total Corporate Bonds (cost $7,689,409)                                                                                   7,652,301
                                                                                                                        -----------

^Federal Agencies (Discount Notes) - 24.20%
Fannie Mae 4.208% 2/1/06                                                                               1,810,000          1,810,000
Federal Home Loan Bank 4.379% 2/6/06                                                                   3,190,000          3,188,063
Freddie Mac 4.377% 2/13/06                                                                             2,130,000          2,126,897
                                                                                                                        -----------
Total Federal Agencies (Discount Notes) (cost $7,124,960)                                                                 7,124,960
                                                                                                                        -----------

Foreign Agencies - 0.46%
Pemex Project Funding Master Trust 6.125% 8/15/08                                                         60,000             61,260
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                                   75,000             75,169
                                                                                                                        -----------
Total Foreign Agencies (cost $135,921)                                                                                      136,429
                                                                                                                        -----------

Municipal Bonds - 1.88%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                                15,000             15,993
California State 5.00% 2/1/33                                                                              5,000              5,138
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                       5,000              5,231
Colorado Department of Transportation Revenue Series B 5.00% 12/15/13 (FGIC)                              20,000             21,658
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                         180,000            191,550
Illinois State Taxable Pension 5.10% 6/1/33                                                               20,000             19,419
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36                                         45,000
47,158
Massachusetts School Building Authority 5.00% 8/15/30 (FSA)                                              135,000            141,413
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                              5,000              5,280
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                                15,000             16,166
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                          10,000             10,653
Oregon State Taxable Pension 5.892% 6/1/27                                                                20,000             21,360
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                    25,000             25,388
   6.07% 7/1/26                                                                                           25,000             26,094
                                                                                                                        -----------
Total Municipal Bonds (cost $554,096)                                                                                       552,501
                                                                                                                        -----------

Non-Agency Asset-Backed Securities- 3.68%
AmeriCredit Automobile Receivables Trust Series 2001-D A4 4.41% 11/12/08                                   3,616              3,615
Citibank Credit Card Issuance Trust
   Series 2002-A1 A1 4.95% 2/9/09                                                                        170,000            169,964
   Series 2003-A7 A7 4.15% 7/7/17                                                                         15,000             14,070
Countrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20                                                                       30,000             29,475
   oSeries 2005-12 2A2 4.898% 2/25/36                                                                     50,000             49,587
Credit-Based Asset Servicing and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35                      94,752             94,591
oMerrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                                      30,825             30,778
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                            10,562             10,015
   Series 2004-1 A 6.005% 8/15/37                                                                         11,493             11,741
   Series 2005-1 A 5.745% 1/15/40                                                                         24,318             24,227
oOption One Mortgage Loan Trust Series 2005-4 A3 4.79% 11/25/35                                           50,000             50,037
Peco Energy Transition Trust Series 1999-A A6 6.05% 3/1/09                                                95,802             96,432
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                       50,000             49,528
   Series 2005-4 A2 5.399% 2/25/35                                                                        45,000             45,000
   Series 2005-4 A3 5.565% 2/25/36                                                                        25,000             25,000
oResidential Asset Mortgage Products

   Series 2004-RS12 AII2 4.76% 12/25/34                                                                   35,000             35,037
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                      40,000             39,561
oResidential Funding Mortgage Securities II Series 2006-HSA1 A2 5.19% 2/25/35                            100,000             99,969
oSaxon Asset Securities Trust Series 2005-1 A2B 4.75% 5/25/35                                             50,000             50,035
#Sierra Receivables Funding Company Series 2003-1A 144A 3.09% 1/15/14                                     18,789             18,420
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                      26,814             24,764
   Series 2004-16XS A2 4.91% 8/25/34                                                                      63,546             63,286
   oSeries 2005-NC1 A7 4.76% 2/25/35                                                                      35,000             35,030
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                                                  14,403             14,401
                                                                                                                        -----------
Total Non-Agency Asset-Backed Securities (cost $1,090,686)                                                                1,084,563
                                                                                                                        -----------

Non-Agency Collateralized Mortgage Obligations - 9.97%
oAmerican Home Mortgage Investment Trust Series 2004-2 4A2 3.635% 2/25/44                                 17,677             17,639
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                      27,469             27,606
   Series 2004-2 1A1 6.00% 3/25/34                                                                        13,965             14,035
   Series 2004-10 1CB1 6.00% 11/25/34                                                                      7,929              7,959
   Series 2004-11 1CB1 6.00% 12/25/34                                                                     28,869             28,977
   Series 2005-3 2A1 5.50% 4/25/20                                                                        26,699             26,749
   Series 2005-5 2CB1 6.00% 6/25/35                                                                       22,379             22,294
   Series 2005-6 7A1 5.50% 7/25/20                                                                        27,046             27,080
   Series 2005-9 5A1 5.50% 10/25/20                                                                       19,296             19,208
Bank of America Mortgage Securities
   oSeries 2003-D 1A2 3.428% 5/25/33                                                                         622                622
   oSeries 2003-I 2A4 3.828% 10/25/33                                                                     46,874             46,487
   Series 2005-9 2A1 4.75% 10/25/20                                                                       48,412             47,136
   oSeries 2005-A 2A1 4.465% 2/25/35                                                                      35,275             34,618
   oSeries 2005-B 2A1 4.399% 3/25/35                                                                      39,717             38,908
   oSeries 2005-E 2A1 4.981% 5/25/35                                                                      17,813             17,600
   oSeries 2005-F 2A3 4.731% 7/25/35                                                                     135,464            133,291
   oSeries 2005-I 2A1 4.887% 10/25/35                                                                     33,800             33,324
oBear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                              22,522             22,005
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                   116,737            115,690
Chase Mortgage Finance Corporation Series 2003-S8 A2 5.00% 9/25/18                                       108,906            107,167
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                     60,238             60,344
   oSeries 2004-J7 1A2 4.673% 8/25/34                                                                     46,840             46,588
   oSeries 2005-63 3A1 5.906% 11/25/35                                                                    57,915             58,204
   Series 2006-2CB A3 5.50% 3/25/36                                                                       85,000             85,170
Countrywide Home Loan Trust Series 2006-1 PT1 6.00% 1/1/36                                                85,000             84,734
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                      20,025             20,363
   Series 2004-1 3A1 7.00% 2/25/34                                                                         1,361              1,382
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                          44,035             44,396
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                        7,225              7,607
   oSeries 2004-AR5 4A1 5.686% 10/25/34                                                                   11,466             11,391
   oSeries 2004-AR7 1A1 4.464% 2/25/35                                                                   103,373            103,604
#GSMPS Mortgage Loan Trust 144A
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                      69,462             73,676
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                      49,879             53,701
   Series 2006-RP1 7.50% 1/25/36                                                                         190,000            206,772
oIndymac Index Mortgage Loan Trust
   Series 2004-AR4 1A 4.629% 8/25/34                                                                      94,273             93,606
   Series 2005-AR25 1A21 5.908% 12/25/35                                                                  39,427             39,773
oJPMorgan Mortgage Trust
   Series 2005-A2 2A1 4.727% 4/25/35                                                                      31,195             31,010
   Series 2005-A6 1A2 5.155% 9/25/35                                                                      50,000             49,476
Lehman Mortgage Trust Series 2005-2 2A2 5.50% 12/25/35                                                    63,483             63,707
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.909% 12/25/33                                  20,612             20,522
MASTR Alternative Loans Trust
   Series 2003-9 1A1 5.50% 12/25/18                                                                       21,793             21,820

   Series 2005-3 7A1 6.00% 4/25/35                                                                        25,576             25,626
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 8.00% 8/25/34                                                                        19,167             20,289
   Series 2005-2 1A4 8.00% 5/25/35                                                                        35,220             37,311
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                         38,658             38,206
oMLCC Mortgage Investors Series 2005-1 1A 4.742% 4/25/35                                                  41,351             41,118
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35                                                25,000             24,658
Prime Mortgage Trust
   Series 2004-2 A2 4.75% 11/25/19                                                                        39,848             38,584
   Series 2004-CL1 1A1 6.00% 2/25/34                                                                      11,133             11,126
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                      11,027             11,248
   Series 2004-SL4 A3 6.50% 7/25/32                                                                       15,826             16,154
   Series 2005-SL1 A2 6.00% 5/25/32                                                                       18,832             19,240
oStructured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34                          28,356             28,232
Structured Asset Securities
   oSeries 2002-22H 1A 6.983% 11/25/32                                                                     5,677              5,774
   Series 2004-5H A2 4.43% 12/25/33                                                                       53,260             52,867
   Series 2004-12H 1A 6.00% 5/25/34                                                                       38,970             38,994
oThornburg Mortgage Securities Trust Series 2005-3 A1 4.76% 10/25/35                                      41,263             41,304
[D]Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-9 3CB 5.50% 10/25/20      91,692             91,282
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                       5,703              5,575
   oSeries 2003-AR9 1A7 4.053% 9/25/33                                                                    14,505             14,198
   Series 2004-CB3 1A 6.00% 10/25/34                                                                       7,666              7,639
   Series 2004-CB3 4A 6.00% 10/25/19                                                                      31,402             31,981
   oSeries 2005-AR3 A1 4.65% 3/25/35                                                                      43,035             42,325
Wells Fargo Mortgage Backed Securities Trust
   oSeries 2004-I 1A1 3.39% 7/25/34                                                                       48,113             47,942
   oSeries 2004-T A1 3.451% 9/25/34                                                                       39,701             39,736
   Series 2005-12 1A7 5.50% 11/25/35                                                                     122,690            119,162
   Series 2005-17 1A2 5.50% 1/25/36                                                                       99,371             96,499
   oSeries 2005-AR16 2A1 4.944% 10/25/35                                                                  22,319             22,181
                                                                                                                        -----------
Total Non-Agency Collateralized Mortgage Obligations (cost $2,943,661)                                                    2,935,492
                                                                                                                        -----------

U.S. Treasury Obligations - 20.04%
^U.S. Treasury Bill 3.786% 3/30/06                                                                        15,000             14,912
[oo]U.S. Treasury Bond 5.375% 2/15/31                                                                  1,210,000          1,332,418
U.S. Treasury Inflation Index Bonds
   2.00% 1/15/26                                                                                          64,730             64,633
   3.625% 4/15/28                                                                                         36,661             47,463
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                        104,332            100,024
   1.875% 7/15/15                                                                                         25,404             25,163
   2.00% 7/15/14                                                                                         110,100            110,328
   2.00% 1/15/16                                                                                          89,626             89,734
   3.00% 7/15/12                                                                                         373,759            398,097
U.S. Treasury Notes
   3.75% 3/31/07                                                                                       1,190,000          1,179,123
   4.125% 8/15/10                                                                                        360,000            354,502
   4.375% 1/31/08                                                                                         40,000             39,897
   4.375% 12/15/10                                                                                       310,000            308,329
   4.50% 11/15/10                                                                                        470,000            469,963
   4.50% 11/15/15                                                                                      1,195,000          1,192,620
^U.S. Treasury Strip 4.255% 11/15/13                                                                     250,000            175,428
                                                                                                                        -----------
Total U.S. Treasury Obligations (cost $5,914,887)                                                                         5,902,634
                                                                                                                        -----------

Total Market Value of Securities - 122.10%
   (cost $36,081,928)                                                                                                    35,953,414
Liabilities Net of Receivables and Other Assets (See Notes) - (22.10%)o                                                  (6,506,898)
                                                                                                                        -----------
Net Assets Applicable to 3,354,376 Shares Outstanding - 100.00%                                                         $29,446,516
                                                                                                                        ===========

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $1,939,487, which represented 6.59% of the Portfolio's net assets. See Note 5 in "Notes."
o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
z Of this amount, $9,461,120 represents payable for securities purchased as of January 31, 2006.
[oo] Fully or partially pledged as collateral for financial futures contracts. [S] Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at January 31, 2006.
[D] Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To be announced
yr - Year

The following futures contracts were outstanding at January 31, 2006:

Futures Contracts(1)

           Contracts                       Notional             Notional                               Unrealized
           to Sell                         Proceeds               Value           Expiration Date     Appreciation
           -------                         ---------              -----           ---------------     ------------
(5) U.S. Treasury 10 year Notes           $(547,567)           $(542,188)           3/31/06             $ 5,379
(3) U.S. Treasury long Bonds               (339,407)            (338,531)           3/31/06                 876
                                                                                                        -------
                                                                                                        $ 6,255
                                                                                                        =======

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

(1)See Note 3 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Focus Income Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                  $36,114,004
                                                     -----------
Aggregate unrealized appreciation                         40,760
Aggregate unrealized depreciation                       (201,350)
                                                     -----------
Net unrealized depreciation                          $  (160,590)
                                                     ===========

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $26,625 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $26,625 expires in 2013.

3. Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Swap Agreements
During the period ended January 31, 2005, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. No swap agreements were outstanding at January 31, 2006.

5. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Core Plus Fixed Income Portfolio
------------------------------------------------------------

January 31, 2006

                                                                                                                           Market
                                                                                                        Principal          Value
                                                                                                        Amount[o]          (U.S.$)
Agency Asset-Backed Securities - 0.18%
oFannie Mae Grantor Trust Series 2004-T4 A2 3.93% 2/25/20                               USD               13,499            $13,456
Nelnet Education Loan Funding Series 2001-A A1 5.76% 7/1/12                                              209,167            211,879
oSLMA Student Loan Trust Series 2004-3 A3 4.713% 4/25/16                                                 110,000            110,222
                                                                                                                       ------------
Total Agency Asset-Backed Securities (cost $337,226)                                                                        335,557
                                                                                                                       ------------

Agency Collateralized Mortgage Obligations - 3.20%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                       36,281             38,426
   Series 2002-90 A1 6.50% 6/25/42                                                                        47,237             48,212
   Series 2002-90 A2 6.50% 11/25/42                                                                      318,701            326,178
   Series 2003-122 AJ 4.50% 2/25/28                                                                      218,262            213,730
   Series 2005-110 MB 5.50% 9/25/35                                                                      880,000            883,957
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                                                                        10,450             10,931
   Series 2001-T8 A2 9.50% 7/25/41                                                                        30,767             33,368
   Series 2002-T4 A3 7.50% 12/25/41                                                                        3,442              3,595
   Series 2004-T1 1A2 6.50% 1/25/44                                                                       10,035             10,296
Fannie Mae Whole Loan
   Series 2004-W9 2A1 6.50% 2/25/44                                                                       52,191             53,340
   Series 2004-W11 1A2 6.50% 5/25/44                                                                     247,317            252,804
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                           374,168            391,019
   Series 2326 ZQ 6.50% 6/15/31                                                                          545,117            568,909
   Series 2480 EH 6.00% 11/15/31                                                                           3,153              3,156
   Series 2662 MA 4.50% 10/15/31                                                                         417,139            409,410
   Series 2872 GC 5.00% 11/15/29                                                                         310,000            302,905
   Series 2890 PC 5.00% 7/15/30                                                                          240,000            234,410
   Series 2915 KP 5.00% 11/15/29                                                                         360,000            352,019
   Series 3022 MB 5.00% 12/15/28                                                                         265,000            261,462
   Series 3063 PC 5.00% 2/15/29                                                                          850,000            836,387
Freddie Mac Reference Series R004 AL 5.125% 12/15/13                                                     640,000            636,530
[D]Freddie Mac Structured Pass-Through Securities
   Series T-54 2A 6.50% 2/25/43                                                                           87,284             89,330
   Series T-58 1A2 3.108% 5/25/35                                                                         29,745             29,600
   Series T-58 2A 6.50% 9/25/43                                                                           50,471             51,596
                                                                                                                       ------------
Total Agency Collateralized Mortgage Obligations (cost $6,094,987)                                                        6,041,570
                                                                                                                       ------------

Agency Mortgage-Backed Securities - 22.06%
Fannie Mae
   5.73% 12/1/08                                                                                          18,049             18,325
   6.203% 5/1/09                                                                                          66,826             68,163
   6.50% 8/1/17                                                                                          100,950            103,442
   6.765% 1/1/07                                                                                           8,880              8,919
oFannie Mae ARM 3.779% 8/1/34                                                                            263,149            262,040
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                          79,345             77,510
   5.00% 1/1/34                                                                                           85,797             83,765
   5.00% 11/1/34                                                                                         311,111            303,430
   5.00% 4/1/35                                                                                          576,269            561,142
   5.00% 10/1/35                                                                                         551,979            537,490
   5.00% 1/1/36                                                                                          810,000            788,738

Fannie Mae S.F. 15 yr
   4.50% 11/1/19                                                                                       1,133,610          1,103,853
   4.50% 1/1/20                                                                                           69,199             67,382
   5.00% 7/1/14                                                                                            9,476              9,396
   5.00% 12/1/16                                                                                          14,298             14,168
   5.00% 5/1/20                                                                                           81,101             80,163
   5.00% 7/1/20                                                                                           32,731             32,352
   5.50% 5/1/20                                                                                            7,867              7,918
   6.00% 4/1/17                                                                                           12,521             12,803
   6.00% 6/1/17                                                                                           11,610             11,872
   6.00% 2/1/18                                                                                           97,426             99,618
Fannie Mae S.F. 15 yr TBA
   4.50% 3/1/21                                                                                        7,060,000          6,848,199
   5.00% 2/1/20                                                                                        2,470,000          2,439,897
   5.50% 2/1/20                                                                                        2,750,000          2,767,188
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                     1,382,103          1,378,648
Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                                                                           45,104             43,751
   5.00% 3/1/35                                                                                          119,023            115,150
   5.00% 5/1/35                                                                                           75,344             72,848
   5.00% 6/1/35                                                                                          168,583            162,999
   5.00% 7/1/35                                                                                          208,509            201,602
   5.50% 3/1/29                                                                                          113,531            112,786
   5.50% 4/1/29                                                                                          138,909            137,997
   5.50% 1/1/34                                                                                           47,061             46,679
   5.50% 1/1/35                                                                                           67,631             66,997
   5.50% 2/1/35                                                                                          127,199            126,006
   5.50% 6/1/35                                                                                           98,839             97,851
   6.00% 1/1/35                                                                                           12,391             12,523
   6.00% 6/1/35                                                                                           50,028             50,559
   6.00% 8/1/35                                                                                        1,043,766          1,054,857
   7.00% 12/1/33                                                                                          70,528             73,349
   7.00% 5/1/35                                                                                           21,331             22,178
   7.00% 6/1/35                                                                                          117,383            122,042
   7.50% 6/1/31                                                                                            8,540              8,948
   7.50% 6/1/34                                                                                          208,859            218,715
Fannie Mae S.F. 30 yr TBA
   5.00% 2/1/36                                                                                        4,320,000          4,174,200
   5.50% 2/1/36                                                                                       10,735,000         10,620,940
   6.00% 2/15/36                                                                                       2,390,000          2,413,900
   6.50% 2/2/36                                                                                        2,220,000          2,276,194
   7.00% 2/15/36                                                                                       1,205,000          1,252,447
   7.50% 2/15/36                                                                                         135,000            141,328
oFreddie Mac ARM 3.732% 4/1/34                                                                            79,115             79,337
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                100,925             98,812
Freddie Mac S.F. 30 yr
   5.50% 12/1/34                                                                                         150,502            149,185
   6.50% 10/1/33                                                                                          27,010             27,686
   7.00% 11/1/33                                                                                           9,284              9,638
GNMA S.F. 30 yr
   7.50% 1/15/30                                                                                           3,874              4,081
   7.50% 12/15/31                                                                                          2,189              2,306
   7.50% 2/15/32                                                                                           1,985              2,091
                                                                                                                       ------------
Total Agency Mortgage-Backed Securities (cost $41,881,613)                                                               41,686,403
                                                                                                                       ------------

Agency Obligations - 1.15%
Fannie Mae
   3.375% 12/15/08                                                                                       110,000            105,986
   ^5.278% 10/9/19                                                                                       905,000            435,172
   6.625% 11/15/30                                                                                        65,000             79,325
Federal Home Loan Bank 4.25% 9/14/07                                                                   1,560,000          1,547,070
Freddie Mac 3.75% 8/3/07                                                                                  10,000              9,849
^Residual Funding Strip Principal Only 4.473% 10/15/19                                                    10,000              5,153
                                                                                                                       ------------
Total Agency Obligations (cost $2,204,851)                                                                                2,182,555
                                                                                                                       ------------

Commercial Mortgage-Backed Securities - 4.33%
Bank of America Commercial Mortgage Securities
   Series 2004-5 A3 4.561% 11/10/41                                                                       95,000             91,946
   Series 2005-1 A3 4.877% 11/10/42                                                                      545,000            539,295
   oSeries 2005-2 A5 4.857% 7/10/43                                                                      130,000            126,084
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                       225,000            224,807
[D]#Commercial Mortgage Pass-Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34                 329,946            344,746
[D]oCommercial Mortgage Pass-Through Certificates Series 2005-C6 A5A 5.116% 6/10/44                      200,000            197,729
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                120,000            116,659
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                             164,875            169,099
General Electric Capital Commercial Mortgage
   Series 2002-1A A3 6.269% 12/10/35                                                                     290,000            305,594
   Series 2005-C2 A2 4.706% 5/10/43                                                                      360,000            353,846
   Series 2005-C3 A3FX 4.863% 7/10/45                                                                    155,000            153,126
   oSeries 2005-C4 A2 5.305% 11/10/45                                                                    655,000            658,282
General Motors Acceptance Corporation Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35     462,246            474,599
Greenwich Capital Commercial Funding
   oSeries 2004-GG1 A7 5.317% 6/10/36                                                                    250,000            250,594
   Series 2005-GG3 A2 4.305% 8/10/42                                                                      65,000             63,161
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                      515,000            519,357
   Series 2003-C1 A2 4.985% 1/12/37                                                                      664,000            655,202
   oSeries 2005-CB11 A4 5.335% 8/12/37                                                                   770,000            771,195
Lehman Brothers-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                       20,000            21,323
   Series 2005-C5 A2 4.885% 9/15/30                                                                      545,000            539,404
   Series 2006-C1A A2 5.084% 2/15/31                                                                     180,000            179,494
Merrill Lynch Mortgage Trust
   oSeries 2004-BPC1 A3 4.467% 10/12/41                                                                  470,000            452,364
   oSeries 2005-CIP1 B 5.101% 7/12/38                                                                    130,000            127,967
   #Series 2005-GGP1 E 144A 4.33% 11/15/10                                                               105,000            103,562
   #Series 2005-GGP1 F 144A 4.35% 11/15/10                                                               105,000            103,511
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                              470,000            464,972
#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30                                                  45,000             48,002
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                             135,000            130,215
                                                                                                                       ------------
Total Commercial Mortgage-Backed Securities (cost $8,347,928)                                                             8,186,135
                                                                                                                       ------------

Corporate Bonds - 33.94%
Banking - 3.52%
o#Banco Santander 144A 4.81% 12/9/09                                                                     215,000            214,366
oBarclays Bank 6.278% 12/29/49                                                                           290,000            289,094
o#BOI Capital Funding III 144A 6.107% 8/29/49                                                            265,000            267,923
Citigroup 5.875% 2/22/33                                                                                 680,000            694,865
Deustche Bank AG 8.00% 9/29/06                                                          ISK           17,600,000            279,820
o#HBOS 144A 5.92% 9/29/49                                                               USD              500,000            500,628
#ICICI Bank 144A 5.75% 11/16/10                                                                          850,000            854,004
#Mizuho Financial Group 144A 5.79% 4/15/14                                                               225,000            230,806
Popular North America 4.25% 4/1/08                                                                        35,000             34,300
Popular North America Capital Trust 6.564% 9/15/34                                                       425,000            427,867
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                        385,000            378,816
oRBS Capital Trust I 4.709% 12/29/49                                                                      30,000             28,354
Regions Financial
   6.375% 5/15/12                                                                                         50,000             53,182
   7.00% 3/1/11                                                                                            5,000              5,445
o#Resona Bank 144A 5.85% 9/29/49                                                                         645,000            642,354
o#Resona Preferred 144A 7.191% 12/29/49                                                                  950,000          1,001,400
oWachovia Capital Trust III 5.80% 8/29/49                                                                760,000            762,373
                                                                                                                       ------------
                                                                                                                          6,665,597
                                                                                                                       ------------
Basic Industries - 2.41%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                        179,000            181,238
   7.875% 8/1/09                                                                                         340,000            333,200

Barrick Gold Finance 7.50% 5/1/07                                                                         10,000             10,290
Bowater 9.00% 8/1/09                                                                                     415,000            429,006
#Codelco 144A 5.625% 9/21/35                                                                             335,000            327,372
Donohue Forest Products 7.625% 5/15/07                                                                   390,000            395,850
Georgia-Pacific 8.875% 5/15/31                                                                           778,000            805,229
Ispat Inland 9.75% 4/1/14                                                                                 48,000             55,440
Lubrizol 4.625% 10/1/09                                                                                  275,000            269,309
Norske Skog Canada 8.625% 6/15/11                                                                        450,000            434,250
Southern Peru 7.50% 7/27/35                                                                              585,000            587,418
Stone Container
   9.25% 2/1/08                                                                                          165,000            170,363
   9.75% 2/1/11                                                                                          305,000            309,575
Vale Overseas 6.25% 1/11/16                                                                              245,000            246,225
                                                                                                                       ------------
                                                                                                                          4,554,765
                                                                                                                       ------------
Brokerage - 1.64%
Amvescap 4.50% 12/15/09                                                                                  580,000            567,033
Credit Suisse First Boston USA 6.125% 11/15/11                                                            45,000             46,989
E Trade Financial 8.00% 6/15/11                                                                          145,000            151,525
#E Trade Financial 144A 8.00% 6/15/11                                                                    400,000            418,000
Franklin Resources 3.70% 4/15/08                                                                          15,000             14,592
Goldman Sachs 6.345% 2/15/34                                                                             425,000            442,083
Jefferies Group 6.25% 1/15/36                                                                             85,000             83,812
LaBranche & Company 9.50% 5/15/09                                                                        280,000            299,600
Morgan Stanley
   4.75% 4/1/14                                                                                          410,000            390,795
   5.05% 1/21/11                                                                                         175,000            174,023
   5.375% 10/15/15                                                                                       505,000            502,202
                                                                                                                       ------------
                                                                                                                          3,090,654
                                                                                                                       ------------
Capital Goods - 0.06%
General Electric 5.00% 2/1/13                                                                             35,000             34,767
York International 6.625% 8/15/06                                                                         75,000             75,496
                                                                                                                       ------------
                                                                                                                            110,263
                                                                                                                       ------------
Communications - 3.90%
BellSouth 4.20% 9/15/09                                                                                  165,000            159,763
Citizens Communications 9.25% 5/15/11                                                                    340,000            375,700
Comcast 6.50% 11/15/35                                                                                   175,000            175,875
Cox Communications 4.625% 1/15/10                                                                        240,000            231,980
CSC Holdings
   8.125% 7/15/09                                                                                        110,000            112,200
   8.125% 8/15/09                                                                                        295,000            300,900
   10.50% 5/15/16                                                                                        150,000            160,313
GTE Hawaiian Telephone
   7.00% 2/1/06                                                                                          110,000            110,000
   7.375% 9/1/06                                                                                         275,000            277,750
#Hanarotelecom 144A 7.00% 2/1/12                                                                         605,000            596,338
Insight Midwest 10.50% 11/1/10                                                                           166,000            175,753
MCI
   6.908% 5/1/07                                                                                         890,000            901,125
   7.688% 5/1/09                                                                                         335,000            346,306
Nextel Communications 6.875% 10/31/13                                                                    490,000            514,164
Qwest 7.875% 9/1/11                                                                                      585,000            621,563
SBC Communications 4.125% 9/15/09                                                                        385,000            371,102
[S]Sprint Capital 4.78% 8/17/06                                                                          395,000            394,531
Telecom Italia Capital 4.00% 1/15/10                                                                     240,000            228,193
Telefonos de Mexico 4.50% 11/19/08                                                                       585,000            573,375
Thomson 5.75% 2/1/08                                                                                     285,000            288,185
Time Warner Entertainment 8.375% 3/15/23                                                                 145,000            168,343
US Unwired 10.00% 6/15/12                                                                                210,000            238,875
Verizon Wireless 5.375% 12/15/06                                                                          25,000             25,076
Vodafone Group 5.375% 1/30/15                                                                             30,000             29,833
                                                                                                                       ------------
                                                                                                                          7,377,243
                                                                                                                       ------------

Consumer Cyclical - 5.28%
Autonation 9.00% 8/1/08                                                                                  205,000            221,144
oCentex 4.50% 8/1/07                                                                                     335,000            335,145
Corrections Corporation of America 7.50% 5/1/11                                                          125,000            129,531
oDaimlerChrysler NA Holdings 4.78% 10/31/08                                                              320,000            321,304
DR Horton 5.25% 2/15/15                                                                                  350,000            328,340
Ford Motor 7.45% 7/16/31                                                                                 750,000            556,875
Ford Motor Credit
   5.625% 10/1/08                                                                                        210,000            191,034
   5.70% 1/15/10                                                                                         215,000            190,331
   6.625% 6/16/08                                                                                        365,000            343,643
Fortune Brands 5.375% 1/15/16                                                                            460,000            452,681
#Galaxy Entertainment Finance 144A
   o9.655% 12/15/10                                                                                      175,000            178,938
   9.875% 12/15/12                                                                                       170,000            175,100
General Motors 8.375% 7/15/33                                                                            285,000            212,325
General Motors Acceptance Corporation
   6.75% 12/1/14                                                                                         525,000            498,373
   6.875% 9/15/11                                                                                        860,000            822,003
   8.00% 11/1/31                                                                                         615,000            628,798
JC Penney
   7.375% 8/15/08                                                                                        190,000            199,939
   7.65% 8/15/16                                                                                         125,000            141,773
Johnson Controls
   5.00% 11/15/06                                                                                         40,000             39,917
   5.25% 1/15/11                                                                                         110,000            109,784
   5.50% 1/15/16                                                                                         225,000            222,873
Kohl's 7.25% 6/1/29                                                                                       15,000             16,698
oLiberty Media 5.991% 9/17/06                                                                            549,083            552,614
Lodgenet Entertainment 9.50% 6/15/13                                                                     255,000            276,675
MGM MIRAGE 9.75% 6/1/07                                                                                  305,000            321,775
Mohawk Industries 6.125% 1/15/16                                                                         280,000            282,064
#Neiman Marcus 144A 10.375% 10/15/15                                                                     285,000            295,331
Target 5.875% 3/1/12                                                                                      40,000             41,776
Time Warner 8.18% 8/15/07                                                                                705,000            735,739
Visteon
   7.00% 3/10/14                                                                                         280,000            218,400
   8.25% 8/1/10                                                                                        1,095,000            928,013
                                                                                                                       ------------
                                                                                                                          9,968,936
                                                                                                                       ------------
Consumer Non-Cyclical - 2.70%
#Amerisourceberge 144A 5.625% 9/15/12                                                                    455,000            458,413
Biovail 7.875% 4/1/10                                                                                    442,000            459,128
Constellation Brands 8.125% 1/15/12                                                                      475,000            499,938
GlaxoSmithKline Capital 5.375% 4/15/34                                                                    15,000             14,848
HCA 5.50% 12/1/09                                                                                        495,000            490,501
Kraft Foods
   4.125% 11/12/09                                                                                       755,000            728,642
   6.50% 11/1/31                                                                                          85,000             91,877
Medco Health Solutions 7.25% 8/15/13                                                                     635,000            694,381
MedPartners 7.375% 10/1/06                                                                               655,000            664,825
Safeway 6.15% 3/1/06                                                                                      90,000             89,976
Universal 6.50% 2/15/06                                                                                   85,000             85,047
WellPoint
   4.25% 12/15/09                                                                                        165,000            160,208
   5.85% 1/15/36                                                                                         230,000            229,825
Wyeth 5.50% 2/1/14                                                                                       440,000            443,819
                                                                                                                       ------------
                                                                                                                          5,111,428
                                                                                                                       ------------
Electric - 2.59%
Ameren 4.263% 5/15/07                                                                                     10,000              9,878
[S]America Electric Power 4.709% 8/16/07                                                                  15,000             14,902
Appalachian Power 4.40% 6/1/10                                                                            15,000             14,517
Avista
   7.75% 1/1/07                                                                                           85,000             86,744
   9.75% 6/1/08                                                                                          280,000            305,506

oAvista Capital Trust III 6.50% 4/1/34                                                                   150,000            150,885
CC Fund Trust I 6.90% 2/16/07                                                                             10,000             10,170
Constellation Energy 7.60% 4/1/32                                                                        140,000            167,657
oDominion Resources 4.819% 9/28/07                                                                       200,000            200,174
Duke Capital
   4.331% 11/16/06                                                                                        15,000             14,924
   5.668% 8/15/14                                                                                         10,000             10,044
FPL Group Capital 4.086% 2/16/07                                                                         245,000            242,621
Midamerican Funding 6.75% 3/1/11                                                                         345,000            368,507
Monongahela Power 5.00% 10/1/06                                                                          115,000            114,879
NRG Energy 7.375% 2/1/16                                                                                 545,000            557,264
Oncor Electric Delivery 7.00% 5/1/32                                                                      30,000             33,760
Pepco Holdings 5.50% 8/15/07                                                                             450,000            451,935
Potomac Electric Power 6.25% 10/15/07                                                                     10,000             10,175
#Power Contract Financing 144A
   5.20% 2/1/06                                                                                           12,613             12,613
   6.256% 2/1/10                                                                                         250,000            253,321
oSCANA 4.56% 3/1/08                                                                                      480,000            480,664
Southern California Edison
   o4.555% 12/13/07                                                                                      430,000            430,216
   5.75% 4/1/35                                                                                            5,000              5,041
   6.00% 1/15/34                                                                                         250,000            260,378
   7.625% 1/15/10                                                                                        110,000            119,455
Southern Capital Funding 5.30% 2/1/07                                                                     85,000             84,811
TECO Energy 7.20% 5/1/11                                                                                 350,000            373,625
#Tenaska Alabama 144A 7.00% 6/30/21                                                                      104,648            106,738
                                                                                                                       ------------
                                                                                                                          4,891,404
                                                                                                                       ------------
Energy - 2.22%
Apache Finance 7.00% 3/15/09                                                                              60,000             64,242
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                   135,000            132,692
#Kinder Morgan 144A 5.35% 1/5/11                                                                         170,000            169,781
Naftogaz Ukrainy 8.125% 9/30/09                                                                          900,000            910,709
Nexen 5.875% 3/10/35                                                                                     215,000            210,122
Oneok 5.51% 2/16/08                                                                                      325,000            326,537
#Ras Laffan LNG III 144A 5.838% 9/30/27                                                                  540,000            532,649
oSecunda International 12.60% 9/1/12                                                                     470,000            500,550
SESI 8.875% 5/15/11                                                                                      245,000            257,863
Talisman Energy
   5.125% 5/15/15                                                                                        190,000            186,290
   5.85% 2/1/37                                                                                          255,000            251,729
Tyumen Oil 11.00% 11/6/07                                                                                425,000            463,760
USX 9.125% 1/15/13                                                                                        60,000             72,959
Valero Energy
   6.125% 4/15/07                                                                                         50,000             50,553
   7.375% 3/15/06                                                                                         25,000             25,040
Weatherford International 4.95% 10/15/13                                                                  50,000             48,578
                                                                                                                       ------------
                                                                                                                          4,204,054
                                                                                                                       ------------
Financials - 1.59%
oHSBC Finance Capital Trust IX 5.911% 11/30/35                                                           500,000            502,059
o#ILFC E-Capital Trust I 144A
   5.90% 12/21/65                                                                                        345,000            346,002
   6.25% 12/21/65                                                                                        150,000            151,484
International Lease Finance 4.625% 6/2/08                                                                 20,000             19,787
#Power Receivables Finance 144A 6.29% 1/1/12                                                             260,214            264,101

Residential Capital
   6.125% 11/21/08                                                                                       350,000            353,794
   6.375% 6/30/10                                                                                        296,000            303,710
   6.875% 6/30/15                                                                                        990,000          1,065,894
                                                                                                                       ------------
                                                                                                                          3,006,831
                                                                                                                       ------------

Industrial  - 0.08%
Trimas 9.875% 6/15/12                                                                                    165,000            141,900
                                                                                                                       ------------
                                                                                                                            141,900
                                                                                                                       ------------
Insurance - 4.78%
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                           1,245,000          1,299,599
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                          125,000            126,158
   8.625% 5/1/24                                                                                          40,000             47,980
Marsh & McLennan
   o4.72% 7/13/07                                                                                        345,000            344,591
   5.15% 9/15/10                                                                                         385,000            381,669
   5.375% 3/15/07                                                                                        550,000            549,895
   5.375% 7/15/14                                                                                         35,000             34,210
   5.75% 9/15/15                                                                                         166,000            166,292
MetLife
   5.00% 6/15/15                                                                                         245,000            239,878
   5.70% 6/15/35                                                                                          45,000             44,641
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                          430,000            513,352
#Nippon Life Insurance 144A 4.875% 8/9/10                                                                430,000            422,926
[D]o#North Front Pass-Through Trust 144A 5.81% 12/15/24                                                  750,000            747,681
o#Oil Insurance 144A 5.15% 8/15/33                                                                       760,000            753,296
o#Premium Asset Trust Series 2005-2 144A 4.465% 2/2/07                                                   360,000            359,381
St. Paul Travelers 5.01% 8/16/07                                                                         345,000            344,146
[D]o#Twin Reefs Pass-Through Trust 144A 5.42% 12/31/49                                                   400,000            400,410
#Unumprovident Finance 144A 6.85% 11/15/15                                                               310,000            324,022
Willis Group
   5.125% 7/15/10                                                                                        490,000            486,894
   5.625% 7/15/15                                                                                        340,000            339,988
o#ZFS Finance USA 144A
   6.15% 12/15/65                                                                                        500,000            502,684
   6.45% 12/15/65                                                                                        595,000            602,384
                                                                                                                       ------------
                                                                                                                          9,032,077
                                                                                                                       ------------
Natural Gas - 1.29%
Atmos Energy
   4.00% 10/15/09                                                                                         20,000             19,128
   o4.975% 10/15/07                                                                                      275,000            275,277
El Paso Natural Gas 7.625% 8/1/10                                                                          5,000              5,291
Enterprise Products Operating
   4.00% 10/15/07                                                                                        200,000            195,862
   4.625% 10/15/09                                                                                       355,000            345,873
Sempra Energy
   4.621% 5/17/07                                                                                        495,000            491,854
   o4.84% 5/21/08                                                                                        365,000            365,994
Valero Logistics Operations 6.05% 3/15/13                                                                515,000            531,304
#Williams Gas Pipelines Central 144A 7.375% 11/15/06                                                     200,000            204,262
                                                                                                                       ------------
                                                                                                                          2,434,845
                                                                                                                       ------------
Real Estate - 0.28%
Developers Diversified Realty
   4.625% 8/1/10                                                                                         375,000            362,815
   5.25% 4/15/11                                                                                          35,000             34,539
   5.375% 10/15/12                                                                                       125,000            123,280
                                                                                                                       ------------
                                                                                                                            520,634
                                                                                                                       ------------
Technology - 0.75%
Motorola 4.608% 11/16/07                                                                                 660,000            655,454
#Oracle 144A 5.25% 1/15/16                                                                               370,000            365,058
#Sunguard Data Systems 144A 9.125% 8/15/13                                                               385,000            402,325
                                                                                                                       ------------
                                                                                                                          1,422,837
                                                                                                                       ------------
Transportation - 0.85%
American Airlines 6.817% 5/23/11                                                                         130,000            125,348
Continental Airlines 6.503% 6/15/11                                                                      295,000            288,674
oCSX 4.561% 8/3/06                                                                                       104,000            104,163
#Erac USA Finance 144A
   5.30% 11/15/08                                                                                        150,000            150,209
   7.35% 6/15/08                                                                                         370,000            386,941

#Hertz 144A 8.875% 1/1/14                                                                                330,000            342,375
United AirLines 7.73% 7/1/10                                                                             209,839            207,821
                                                                                                                       ------------
                                                                                                                          1,605,531
                                                                                                                       ------------
Total Corporate Bonds (cost $64,669,974)                                                                                 64,138,999
                                                                                                                       ------------

^Federal Agencies (Discount Notes) - 21.24%
Fannie Mae 4.198% 2/1/06                                                                               9,477,000          9,477,000
Federal Home Loan Bank 4.375% 2/6/06                                                                  16,050,000         16,040,260
Freddie Mac 4.377% 2/13/06                                                                            14,650,000         14,628,660
                                                                                                                       ------------
Total Federal Agencies (Discount Notes) (cost $40,145,920)                                                               40,145,920
                                                                                                                       ------------

Foreign Agencies - 0.32%
Austria - 0.04%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                              JPY           9,000,000             80,087
                                                                                                                       ------------
                                                                                                                             80,087
                                                                                                                       ------------
United States - 0.28%
Pemex Project Funding Master Trust 6.125% 8/15/08                                        USD              10,000             10,210
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                  USD             510,000            511,147
                                                                                                                       ------------
                                                                                                                            521,357
                                                                                                                       ------------
Total Foreign Agencies (cost $605,025)                                                                                      601,444
                                                                                                                       ------------

Municipal Bonds - 1.36%
Augusta, Georgia Water & Sewer Revenue
   5.25% 10/1/34 (FSA)                                                                                   165,000            176,293
   5.25% 10/1/39 (FSA)                                                                                   145,000            154,599
California State 5.00% 2/1/33                                                                             20,000             20,529
California State Economic Recovery Series A 5.25% 7/1/13                                                  55,000             60,278
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     105,000            109,860
Colorado Department of Transportation Revenue Series B
   5.00% 12/15/12 (FGIC)                                                                                  30,000             32,361
   5.00% 12/15/13 (FGIC)                                                                                 155,000            167,853
oForsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33              25,000             25,830
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                          20,000             21,283
ss.Golden State, California Tobacco Securitization Corporation Settlement
Revenue Series B 5.50% 6/1/43-13                                                                          40,000             44,482
Illinois State Taxable Pension 5.10% 6/1/33                                                              220,000            213,607
Massachusetts School Building Authority 5.00% 8/15/30 (FSA)                                              950,000            995,124
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                             95,000            100,318
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                               120,000            129,328
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                          90,000             95,881
Oregon State Taxable Pension 5.892% 6/1/27                                                               105,000            112,138
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                    30,000             30,466
   6.07% 7/1/26                                                                                           75,000             78,281
                                                                                                                       ------------
Total Municipal Bonds (cost $2,569,635)                                                                                   2,568,511
                                                                                                                       ------------

Non-Agency Asset-Backed Securities - 4.45%
AmeriCredit Automobile Receivables Trust Series 2002-A A4 4.61% 1/12/09                                  145,844            145,606
Chase Manhattan Auto Owner Trust Series 2003-B A3 1.82% 7/16/07                                           26,462             26,379
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                        15,000             14,070
#Countrywide Asset-Backed Certificates Series 2004-1 Net Interest Margin 144A 6.00% 5/25/34                  446                445
Countrywide Asset-Backed Certificates
   oSeries 2004-13 AV2 4.79% 5/25/34                                                                      22,181             22,203
   Series 2004-S1 A2 3.872% 3/25/20                                                                      410,000            402,827
   oSeries 2005-7 AF2 4.367% 11/25/35                                                                    755,000            742,854
   oSeries 2005-12 2A2 4.898% 2/25/36                                                                    660,000            654,544
Credit-Based Asset Servicing and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35                     573,247            572,275
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                             18,149             18,104
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09                                 25,000             24,500
MBNA Credit Card Master Note Trust Series 2002-C1 C1 6.80% 7/15/14                                       375,000            403,870
oMerrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                                     312,652            312,175
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                            21,124             20,030
   Series 2004-1 A 6.005% 8/15/37                                                                         22,986             23,483
   Series 2005-1 A 5.745% 1/15/40                                                                        277,230            276,190

oNovastar Home Equity Loan Series 2004-4 A2B 4.87% 3/25/35                                               135,000            135,189
oOption One Mortgage Loan Trust Series 2005-4 A3 4.79% 11/25/35                                          740,000            740,541
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                      125,000            123,820
   Series 2005-2 AF2 4.361% 8/25/35                                                                      875,000            862,932
   Series 2005-4 A2 5.399% 2/25/36                                                                       275,000            275,000
   Series 2005-4 A3 5.565% 2/25/36                                                                       170,000            170,000
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 4.76% 12/25/34                                                                  400,000            400,421
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                      60,000             59,342
oSaxon Asset Securities Trust Series 2005-1 A2B 4.75% 5/25/35                                            365,000            365,257
#Sierra Receivables Funding Company Series 2003-1A 144A 3.09% 1/15/14                                    286,537            280,906
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                     109,939            101,533
   Series 2004-16XS A2 4.91% 8/25/34                                                                     892,823            889,164
   Series 2005-NC1 A2 3.92% 2/25/35                                                                      230,000            227,845
   oSeries 2005-NC1 A7 4.76% 2/25/35                                                                     125,000            125,105
                                                                                                                       ------------
Total Non-Agency Asset-Backed Securities (cost $8,456,272)                                                                8,416,610
                                                                                                                       ------------

Non-Agency Collateralized Mortgage Obligations - 13.11%
oAmerican Home Mortgage Investment Trust Series 2004-2 4A2 3.635% 2/25/44                                178,731            178,350
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                      67,147             67,483
   Series 2004-10 1CB1 6.00% 11/25/34                                                                    194,268            194,991
   Series 2004-11 1CB1 6.00% 12/25/34                                                                     24,745             24,837
   Series 2004-2 1A1 6.00% 3/25/34                                                                        73,315             73,681
   Series 2005-3 2A1 5.50% 4/25/20                                                                       195,792            196,159
   Series 2005-5 2CB1 6.00% 6/25/35                                                                      375,968            374,533
   Series 2005-6 7A1 5.50% 7/25/20                                                                       604,031            604,786
   Series 2005-9 5A1 5.50% 10/25/20                                                                      984,093            979,589
Bank of America Mortgage Securities
   oSeries 2003-D 1A2 3.428% 5/25/33                                                                       3,108              3,109
   oSeries 2003-I 2A4 3.828% 10/25/33                                                                    234,372            232,434
   Series 2005-9 2A1 4.75% 10/25/20                                                                      658,404            641,048
   oSeries 2005-A 2A1 4.465% 2/25/35                                                                     291,018            285,602
   oSeries 2005-B 2A1 4.399% 3/25/35                                                                     556,040            544,705
   oSeries 2005-E 2A1 4.981% 6/25/35                                                                     120,235            118,803
   oSeries 2005-F 2A3 4.731% 7/25/35                                                                     602,581            592,920
   oSeries 2005-I 2A1 4.887% 10/25/35                                                                    584,264            576,023
oBear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                             216,210            211,244
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                   715,011            708,605
Chase Mortgage Finance Corporation Series 2003-S8 A2 5.00% 9/25/18                                     1,085,855          1,068,518
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                    740,569            741,879
   oSeries 2004-J7 1A2 4.673% 8/25/34                                                                    173,308            172,377
   oSeries 2005-63 3A1 5.906% 11/25/35                                                                   719,105            722,701
   Series 2006-2CB A3 5.50% 3/25/36                                                                      545,000            546,090
Countrywide Home Loan Trust Series 2006-1 PT1 6.00% 1/1/36                                               560,000            558,250
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                      32,263             32,808
   Series 2004-1 3A1 7.00% 2/25/34                                                                        13,613             13,823
Deutsche Alternative Loan Securities Series 2003-3 2A3 4.50% 10/25/33                                      9,459              9,429
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                         575,384            580,102
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                       16,859             17,749
   oSeries 2004-AR5 4A1 5.686% 10/25/34                                                                   77,971             77,460
   oSeries 2004-AR7 1A1 4.464% 2/25/35                                                                   363,719            364,531
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                          40,695             42,706
   Series 1999-2 A 8.00% 9/19/27                                                                          95,858            101,228
   Series 1999-3 A 8.00% 8/19/29                                                                          46,258             48,858
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                     725,496            769,507
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                     460,425            495,698

GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                             15,719             15,792
oIndymac Index Mortgage Loan Trust
   Series 2004-AR4 1A 4.629% 8/25/34                                                                     528,427            524,686
   Series 2005-AR25 1A21 5.908% 12/25/35                                                                 537,197            541,901
oJPMorgan Mortgage Trust
   Series 2005-A2 2A1 4.727% 4/25/35                                                                     311,948            310,096
   Series 2005-A6 1A2 5.154% 9/25/35                                                                     690,000            682,765
Lehman Mortgage Trust Series 2005-2 2A2 5.50% 12/25/35                                                   620,185            622,364
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.909% 12/25/33                                  49,469             49,253
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                                        12,697             12,940
   Series 2003-9 1A1 5.50% 12/25/18                                                                       59,152             59,226
   Series 2005-3 7A1 6.00% 4/25/35                                                                       251,492            251,985
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 8.00% 8/25/34                                                                       203,173            215,066
   Series 2005-2 1A4 8.00% 5/25/35                                                                       585,531            620,297
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                        293,804            290,367
oMerrill Lynch Mortgage Investors Series 2005-A5 A9 4.88% 6/25/35                                        459,987            454,711
oMLCC Mortgage Investors Series 2005-1 1A 4.742% 4/25/35                                                 417,645            415,295
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35                                               370,000            364,936
Prime Mortgage Trust
   Series 2004-2 A2 4.75% 11/25/19                                                                       522,009            505,444
   Series 2004-CL1 1A1 6.00% 2/25/34                                                                      33,400             33,379
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                      42,271             43,118
   Series 2004-SL4 A3 6.50% 7/25/32                                                                      117,113            119,539
   Series 2005-SL1 A2 6.00% 5/25/32                                                                      263,644            269,355
oStructured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                                       97,222             96,797
   Series 2005-3XS A2 4.78% 1/25/35                                                                      420,000            420,262
Structured Asset Securities
   oSeries 2002-22H 1A 6.983% 11/25/32                                                                    22,708             23,094
   Series 2004-5H A2 4.43% 12/25/33                                                                      629,441            624,796
   Series 2004-12H 1A 6.00% 5/25/34                                                                       98,924             98,986
oThornburg Mortgage Securities Trust Series 2005-3 A1 4.76% 10/25/35                                     600,600            601,196
[D]Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-9 3CB 5.50% 10/25/20                                                                         357,117            355,521
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                      26,234             25,645
   oSeries 2003-AR9 1A7 4.053% 9/25/33                                                                    69,626             68,149
   Series 2004-CB3 1A 6.00% 10/25/34                                                                      11,500             11,458
   Series 2004-CB3 4A 6.00% 10/25/19                                                                      98,131             99,941
   oSeries 2005-AR3 A1 4.65% 3/25/35                                                                     284,033            279,344
Wells Fargo Mortgage Backed Securities Trust
   oSeries 2004-I 1A1 3.39% 7/25/34                                                                      469,981            468,312
   oSeries 2004-T A1 3.451% 9/25/34                                                                      393,703            394,047
   Series 2005-12 1A7 5.50% 11/25/35                                                                     790,123            767,407
   Series 2005-17 1A2 5.50% 1/25/36                                                                      616,103            598,294
   oSeries 2005-AR16 2A1 4.944% 10/25/35                                                                 473,161            470,240
                                                                                                                       ------------
Total Non-Agency Collateralized Mortgage Obligations (cost $24,942,038)                                                  24,778,620
                                                                                                                       ------------

Regional Agency - 0.82%
Australia - 0.43%
Queensland Treasury 6.00% 10/14/15                                                                     1,026,000            807,487
                                                                                                                       ------------
                                                                                                                            807,487
                                                                                                                       ------------
Canada - 0.39%
Ontario Province 4.50% 3/8/15                                                            CAD             281,000            247,902
Quebec Province 5.00% 12/1/15                                                            CAD             537,000            487,191
                                                                                                                       ------------
                                                                                                                            735,093
                                                                                                                       ------------
Total Regional Agency (cost $1,499,621)                                                                                   1,542,580
                                                                                                                       ============

Sovereign Debt - 3.61%
Brazil - 0.64%
Federal Republic of Brazil
   9.56% 8/15/10                                                                         BRL             624,032            250,431
   12.50% 1/5/16                                                                         BRL           2,063,000            955,956
                                                                                                                       ------------
                                                                                                                          1,206,387
                                                                                                                       ------------
El Salvador - 0.27%
Republic of El Salvador 7.65% 6/15/35                                                    USD             470,000            505,250
                                                                                                                       ------------
                                                                                                                            505,250
                                                                                                                       ------------
Germany - 1.11%
Deutschland Republic 5.00% 7/4/11                                                        EUR             715,000            942,875
Siberian Oil 10.75% 1/15/09                                                              USD           1,020,000          1,156,985
                                                                                                                       ------------
                                                                                                                          2,099,860
                                                                                                                       ------------
Mexico - 0.00%
Mexico Government 6.75% 9/27/34                                                          USD               5,000              5,363
                                                                                                                       ------------
                                                                                                                              5,363
                                                                                                                       ------------
Poland - 0.09%
Poland Government 6.25% 10/24/15                                                         PLN             504,000            175,233
                                                                                                                       ------------
                                                                                                                            175,233
                                                                                                                       ------------
Sweden - 0.55%
Swedish Government
   4.00% 12/1/09                                                                         SEK           4,105,000            557,372
   4.50% 8/12/15                                                                         SEK           2,040,000            291,290
   5.00% 12/1/20                                                                         SEK           1,250,000            192,983
                                                                                                                       ------------
                                                                                                                          1,041,645
                                                                                                                       ------------
United Kingdom - 0.51%
U.K. Treasury 8.00% 9/27/13                                                             GBP              430,900            956,288
                                                                                                                       ------------
                                                                                                                            956,288
                                                                                                                       ------------
Uruguay - 0.13%
Republic of Uruguay 8.00% 11/18/22                                                       USD             230,000            240,350
                                                                                                                       ------------
                                                                                                                            240,350
                                                                                                                       ------------
Venezuela - 0.31%
Venezuela Government 9.375% 1/13/34                                                      USD             475,000            594,938
                                                                                                                       ------------
                                                                                                                            594,938
                                                                                                                       ------------
Total Sovereign Debt (cost $6,628,728)                                                                                    6,825,314
                                                                                                                       ============

Supranational Banks - 0.12%
Inter-American Development Bank 1.90% 7/8/09                                             JPY          25,000,000            222,552
                                                                                                                       ------------
Total Supranational Banks (cost $248,493)                                                                                   222,552
                                                                                                                       ------------

U.S. Treasury Obligations - 10.13%
U.S. Treasury Bond 5.375% 2/15/31 3,861,000 5,698,565
U.S. Treasury Inflation Index Bonds
   2.00% 1/15/26                                                                                         408,294            407,685
   3.625% 4/15/28                                                                                        219,965            284,776
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                        645,815            619,150
   1.875% 7/15/15                                                                                        182,907            181,171
   2.00% 7/15/14                                                                                         702,542            703,997
   2.00% 1/15/16                                                                                         557,670            558,346
   3.00% 7/15/12                                                                                       2,407,445          2,564,213
U.S. Treasury Notes
   [-]3.625% 6/30/07                                                                                   3,635,000          3,589,991
   3.75% 3/31/07                                                                                         810,000            802,597
   4.375% 1/31/08                                                                                        265,000            264,317
   4.375% 12/15/10                                                                                     1,015,000          1,009,529
   4.50% 11/15/15                                                                                        865,000            863,277
^U.S. Treasury Strip 4.226% 11/15/13                                                                   2,265,000          1,589,380
                                                                                                                       ------------
Total U.S. Treasury Obligations (cost $19,183,096)                                                                       19,136,994
                                                                                                                       ============

                                                                                                     Number of
                                                                                                     Shares
Preferred Stock- 0.03%
Nexen 7.35%                                                                                                2,375             60,919
                                                                                                                       ------------
Total Preferred Stock (cost $62,688)                                                                                         60,919
                                                                                                                       ============

Warrants - 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                                  20                  0
                                                                                                                       ------------
Total Warrants (cost $1,711)                                                                                                      0
                                                                                                                       ------------


Total Market Value of Securities - 120.05%
   (cost $227,879,806)                                                                                                  226,870,683
Liabilities Net of Receivables and Other Assets (See Notes) - (20.05%)o                                                 (37,894,440)
                                                                                                                       ============
Net Assets Applicable to 20,676,914 Shares Outstanding - 100.00%                                                       $188,976,243
                                                                                                                       ============

[o] Principal amount shown is stated in the currency in which each security is denominated.

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
PLN - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

ss. Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes."
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $20,926,044, which represented 11.07% of the Portfolio's net assets. See Note 6 in "Notes."
o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
z Of this amount, $51,290,135 represents a payable for securities purchased as of January 31, 2006.
[-] Fully or partially pledged as collateral for financial futures contracts. [S] Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at January 31, 2006.
[D] Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                           Unrealized
                                                                       Settlement         Appreciation
     Contracts to Receive (Deliver)            In Exchange For            Date           (Depreciation)
     -----------------------------             ---------------            ----           -------------
     (1,059,412)  Australian Dollars           USD      778,846          2/8/06            $(24,220)
       (527,590)  British Pounds               USD      921,324          2/8/06             (17,244)
        (30,700)  British Pounds               USD       62,375          2/8/06                (463)
       (662,000)  Canadian Dollars             USD      569,218          2/8/06             (11,916)
       (153,572)  European Monetary Units      USD      180,341          2/8/06             (17,612)

        590,000   European Monetary Units      USD     (720,284)         2/8/06              (3,204)
        461,000   European Monetary Units      SEK   (4,432,284)         2/8/06             (23,650)
       (338,000)  European Monetary Units      USD      394,184          2/8/06              (1,449)
    (37,191,000)  Japanese Yen                 USD      323,184          2/8/06               5,981
        (27,036)  Japanese Yen                 USD          234          2/8/06                   3
       (936,523)  Japanese Yen                 USD        8,114         2/17/06                 117
       (682,780)  Polish Zloty                 USD      237,111          2/8/06              (6,361)
       (288,000)  Swedish Krone                USD       37,833          2/8/06                (111)
                                                                                           ---------
                                                                                           $ 100,129
                                                                                           =========

Futures Contracts(2)

                                                                                                       Unrealized
       Contracts                         Notional            Notional                                 Appreciation
      to Buy (Sell)                   Cost (Proceeds)          Value           Expiration Date        (Depreciation)
      -------------                   --------------           -----           ---------------        -------------
 3  U.S. Treasury 5 year Notes         $   318,941         $    317,203             3/31/06             $  (1,738)
 77 U.S. Treasury 10 year Notes          8,390,887            8,349,688             3/31/06               (41,199)
(7) U.S. Treasury long Bonds              (791,950)            (789,906)            3/31/06                 2,044
                                                                                                        ---------
                                                                                                        $ (40,893)
                                                                                                        =========

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Plus Fixed Income Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                 $228,409,484
                                                    ------------
Aggregate unrealized appreciation                        741,185
Aggregate unrealized depreciation                     (2,279,986)
                                                    ------------
Net unrealized depreciation                         $ (1,538,801)
                                                    ============

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $394,175 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $394,175 expires in 2013.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Agreements
During the period ended January 31, 2005, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. No swap agreements were outstanding at January 31, 2006.

6. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances aboard.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

The Portfolio may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Rating Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Emerging Markets Portfolio
----------------------------------------------------

January 31, 2006

                                                                                                     Number of         Market
                                                                                                     Shares            Value (U.S.$)
Common Stock- 89.59%[T]
Brazil - 9.69%
AES Tiete                                                                                            186,588,485       $  4,675,678
Companhia de Concessoes Rodoviarias                                                                      291,400         11,856,239
Companhia Siderurgica Nacional                                                                           441,800         12,980,372
Companhia Vale do Rio Doce ADR                                                                           245,900         10,913,042
Petroleo Brasiliero ADR                                                                                  283,400         24,429,079
Votorantim Celulose e Papel ADR                                                                        1,145,150         14,280,021
                                                                                                                       ------------
                                                                                                                         79,134,431
                                                                                                                       ------------
Chile - 2.32%
AFP Provida ADR                                                                                           85,886          2,439,162
Banco Santander ADR                                                                                      256,200         12,771,570
+#Inversiones Aguas Metropolitanas 144A ADR                                                              184,500          3,714,170
                                                                                                                       ------------
                                                                                                                         18,924,902
                                                                                                                       ------------
China - 6.25%[_]
Asia Aluminum Holdings                                                                                40,172,000          3,831,987
China Merchants Holdings International                                                                 1,748,000          4,553,152
China Telecom                                                                                         29,942,000         11,370,086
Fountain Set                                                                                           9,720,000          4,584,293
Guangshen Railway                                                                                     10,980,000          4,240,499
Texwinca                                                                                              10,300,000          7,700,935
TPV Technology                                                                                         4,326,000          4,959,676
Zhejiang Expressway                                                                                   15,372,000          9,832,958
                                                                                                                       ------------
                                                                                                                         51,073,586
                                                                                                                       ------------
Czech Republic - 1.35%
Komercni Banka                                                                                            52,969          7,752,315
Philip Morris                                                                                              4,183          3,275,217
                                                                                                                       ------------
                                                                                                                         11,027,532
                                                                                                                       ------------
Egypt - 0.92%
MobiNil-Egyptian Mobile Services                                                                         216,346          7,549,038
                                                                                                                       ------------
                                                                                                                          7,549,038
                                                                                                                       ------------
Hungary - 1.67%
Magyar Telecom                                                                                         1,680,981          7,925,931
OTP Bank                                                                                                 166,066          5,731,089
                                                                                                                       ------------
                                                                                                                         13,657,020
                                                                                                                       ------------
India - 0.26%
Ranbaxy Laboratories GDR                                                                                 231,140          2,126,488
                                                                                                                       ------------
                                                                                                                          2,126,488
                                                                                                                       ------------
Indonesia - 1.15%
Telekomunikasi Indonesia                                                                              13,845,500          9,408,985
                                                                                                                          ---------
                                                                                                                          9,408,985
Israel - 2.36%
Bank Hapoalim                                                                                          3,450,843         15,846,013
+Bezeq Israeli Telecommunication                                                                       2,553,392          3,413,062
                                                                                                                       ------------
                                                                                                                         19,259,075
                                                                                                                       ------------
Malaysia - 9.11%
Hong Leong Bank                                                                                        7,186,800          9,676,934
MISC - Foreign                                                                                         4,401,000         11,558,419
Maxis Communications                                                                                   9,456,600         21,657,758
PLUS Expressways                                                                                      13,539,700         10,908,284
Public Bank                                                                                            3,812,000          6,809,865
Public Bank - Foreign                                                                                  1,317,300          2,353,262
Tanjong                                                                                                2,901,400         11,449,332
                                                                                                                         ----------
                                                                                                                         74,413,854
                                                                                                                       ------------

Mexico - 6.10%
Cemex de C.V.                                                                                            862,606          5,678,864
Cemex de C.V. ADR                                                                                        109,724          7,239,590
Grupo Aeroportuario del Sureste de C.V. ADR                                                              143,200          4,467,840
Grupo Continental                                                                                        596,900            999,976
Grupo Modelo Series C                                                                                  1,777,500          6,571,611

Grupo Televisa ADR                                                                                       142,000         11,864,100
Kimberly-Clark de Mexico de C.V.                                                                       3,590,600         13,034,228
                                                                                                                       ------------
                                                                                                                         49,856,209
                                                                                                                       ------------
Morocco - 0.83%
Maroc Telecom                                                                                            548,803          6,761,959
                                                                                                                       ------------
                                                                                                                          6,761,959
                                                                                                                       ------------
Panama - 0.86%
Banco Latinoamericano Export                                                                             403,900          7,068,250
                                                                                                                       ------------
                                                                                                                          7,068,250
                                                                                                                       ------------
Phillippines - 0.17%
+Philippine Long Distance Telephone ADR                                                                   37,900          1,356,441
                                                                                                                       ------------
                                                                                                                          1,356,441
                                                                                                                       ------------
Poland - 1.81%
Bank Pekao                                                                                               158,808          8,864,739
Telekomunikacja Polska                                                                                   802,467          5,891,171
                                                                                                                       ------------
                                                                                                                         14,755,910
                                                                                                                       ------------
Republic of Korea - 9.83%
GS Engineering & Construction                                                                            141,790          7,194,365
Kookmin Bank                                                                                             124,910          9,984,213
Korea Electric Power                                                                                     433,020         18,827,433
Korea Gas                                                                                                376,730         11,700,621
KT                                                                                                        96,860          3,869,853
KT ADR                                                                                                   675,689         14,263,795
#KT&G 144A GDR                                                                                           321,839          7,751,621
Samsung Electronics                                                                                        8,700          6,676,560
                                                                                                                       ------------
                                                                                                                         80,268,461
                                                                                                                       ------------
Russia - 3.47%
LUKOIL ADR                                                                                                75,764          5,811,099
Mobile Telesystems ADR                                                                                   280,600         10,516,888
NovaTek OAO GDR                                                                                          404,788         12,022,203
                                                                                                                       ------------
                                                                                                                         28,350,190
                                                                                                                       ------------
South Africa - 12.15%
African Bank Investments                                                                               3,287,777         15,345,374
Alexander Forbes                                                                                       3,245,534          8,677,251
Aspen Pharmacare                                                                                       1,041,970          7,037,702
Impala Platinum                                                                                           25,272          4,363,136
Nampak                                                                                                 1,404,839          3,934,219
Remgro                                                                                                   631,501         12,890,969
Sasol                                                                                                    260,525         10,648,176
Standard Bank Group                                                                                    1,234,225         16,662,544
Steinhoff International                                                                                4,368,666         15,145,833
Tiger Brands                                                                                             171,584          4,527,215
                                                                                                                       ------------
                                                                                                                         99,232,419
                                                                                                                       ------------
Taiwan - 11.63%
Asustek Computer                                                                                       4,277,873         14,177,104
Chunghwa Telecom                                                                                       4,949,000          8,773,977
Chunghwa Telecom ADR                                                                                     749,303         13,952,022
Mega Financial Holding                                                                                18,606,000         12,559,021
Pihsiang Machinery Manufacturing                                                                       1,512,819          2,223,496
President Chain Store                                                                                  7,288,376         16,731,210
Synnex Technology International                                                                        5,905,900          7,497,563
Taiwan Semiconductor Manufacturing                                                                     9,207,000         19,094,711
                                                                                                                       ------------
                                                                                                                         95,009,104
                                                                                                                       ------------
Thailand - 7.21%
Advanced Info Service                                                                                  4,855,600         12,846,822
Kasikornbank NVDR                                                                                      4,266,300          7,391,606
Land & Houses NVDR                                                                                    49,731,910         12,197,693
Siam Cement NVDR                                                                                       2,552,700         16,122,016
Siam City Bank                                                                                         3,245,900          2,275,911
Siam City Bank NVDR                                                                                    5,121,600          3,384,549
Thai Union Frozen Products                                                                             5,783,457          4,642,513
                                                                                                                       ------------
                                                                                                                         58,861,110
                                                                                                                       ------------
Turkey - 0.45%
+Vestel Elektronik Sanayi                                                                                940,652          3,713,537
                                                                                                                       ------------
                                                                                                                          3,713,537
                                                                                                                       ------------
Total Common Stock (cost $541,949,558)                                                                                  731,808,501
                                                                                                                       ============

Preferred Stock- 9.16%[T]
Brazil - 5.43%
AES Tiete                                                                                            149,400,000          3,789,708
Caemi Mineracao e Metalurgica                                                                          8,852,000         15,887,179

Investimentos Itau                                                                                     4,900,000         19,936,709
Ultrapar Participacoes                                                                                   314,935          4,726,873
                                                                                                                       ------------
                                                                                                                         44,340,469
                                                                                                                       ------------
Republic of Korea - 3.73%
Hyundai Motor                                                                                            172,250          9,797,536
Samsung Electronics                                                                                       35,185         20,681,430
                                                                                                                       ------------
                                                                                                                         30,478,966
                                                                                                                       ------------
Total Preferred Stock (cost $35,464,383)                                                                                 74,819,435
                                                                                                                       ============
                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 1.17%
With BNP Paribas 4.37% 2/1/06
(dated 1/31/06, to be repurchased at $5,584,678,
collateralized by $2,627,000  U.S. Treasury Notes
2.00% due 5/15/06, market value $2,620,140,
$1,232,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $1,231,304 and
$1,862,000 U.S. Treasury Notes 2.625%
due 11/15/06 market value $1,845,389)                                                                 $5,584,000          5,584,000

With Cantor Fitzgerald 4.36% 2/1/06
(dated 1/31/06, to be repurchased at $3,940,477,
collateralized by $305,000 U.S. Treasury Bills
due 6/22/06, market value $300,124,
$1,801,000 U.S. Treasury Notes 3.50%
due 11/15/06, market value $1,799,112,
and $1,970,000 U.S. Treasury Notes 3.625%
due 7/15/09, market value $1,921,181)                                                                  3,940,000          3,940,000
                                                                                                                       ------------
Total Repurchase Agreements (cost $9,524,000)                                                                             9,524,000
                                                                                                                       ============

Total Market Value of Securities - 99.92%
   (cost $586,937,941)                                                                                                  816,151,936
Receivables and Other Assets Net of Liabilities (See Notes) - 0.08%                                                         685,183
                                                                                                                       ------------
Net Assets Applicable to 55,924,193 Shares Outstanding - 100.00%                                                       $816,837,119
                                                                                                                       ============

+    Non-income producing security for the period ended January 31, 2006.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $11,465,791, which represented 1.40% of the Portfolio's net assets. See Note 4 in "Notes."
[T]  Securities have been classified by country of origin.
[_]  Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Emerging Markets Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio was as follows:

Cost of investments                                 $587,088,430
                                                    ------------
Aggregate unrealized appreciation                    242,270,738
Aggregate unrealized depreciation                    (13,207,232)
                                                    ------------
Net unrealized appreciation                         $229,063,506
                                                    ============

3. Foreign Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Focus Smid-Cap Growth Equity Portfolio
------------------------------------------------------------------
    (formerly The Small-Cap Growth II Equity Portfolio)
    ---------------------------------------------------

January 31, 2006

                                                                                                        Number of          Market
                                                                                                        Shares             Value
Common Stock - 93.32%
Basic Industry/Capital Goods - 5.26%
Graco                                                                                                      3,000         $  120,540
                                                                                                                         ----------
                                                                                                                            120,540
                                                                                                                         ----------
Business Services - 9.48%
Expeditors International Washington                                                                        1,500            110,310
Global Payments                                                                                            2,100            106,953
                                                                                                                         ----------
                                                                                                                            217,263
                                                                                                                         ----------
Consumer Durables - 4.30%
Gentex                                                                                                     5,900             98,530
                                                                                                                         ----------
                                                                                                                             98,530
                                                                                                                         ----------
Consumer Non-Durables - 14.30%
+Blue Nile                                                                                                 2,600             97,110
+NetFlix                                                                                                   4,900            134,995
Tuesday Morning                                                                                            4,500             95,760
                                                                                                                         ----------
                                                                                                                            327,865
                                                                                                                         ----------
Consumer Services - 29.11%[O]
GTECH Holdings                                                                                             3,700            123,654
IHOP                                                                                                       2,300            113,091
Jackson Hewitt Tax Service                                                                                 4,200            106,092
ServiceMaster                                                                                              8,500            109,990
Strayer Education                                                                                          1,200            106,272
+Weight Watchers International                                                                             2,300            108,192
                                                                                                                         ----------
                                                                                                                            667,291
                                                                                                                         ----------
Financials - 10.10%
BlackRock                                                                                                    900            119,520
Financial Federal                                                                                          2,500            111,875
                                                                                                                         ----------
                                                                                                                            231,395
                                                                                                                         ----------
Health Care - 3.97%
+Techne                                                                                                    1,600             90,960
                                                                                                                         ----------
                                                                                                                             90,960
                                                                                                                         ----------
Technology - 11.33%
+McAfee                                                                                                    3,400             78,846
+NAVTEQ                                                                                                    2,000             89,820
+RealNetworks                                                                                             11,300             90,965
                                                                                                                         ----------
                                                                                                                            259,631
                                                                                                                         ----------
Transportation - 5.47%
C.H. Robinson Worldwide                                                                                    3,100            125,426
                                                                                                                         ----------
                                                                                                                            125,426
                                                                                                                         ----------
Total Common Stock (cost $2,141,518)                                                                                      2,138,901
                                                                                                                         ==========
                                                                                                       Principal
                                                                                                       Amount
Federal Agency (Discount Note) - 6.54%
^Fannie Mae 4.357% 2/1/06                                                                               $150,000            150,000
                                                                                                                         ----------
Total Federal Agency (Discount Note) (cost $150,000)                                                                        150,000
                                                                                                                         ----------

Total Market Value of Securities - 99.86%
   (cost $2,291,518)                                                                                                      2,288,901
Receivables and Other Assets Net of Liabilities (See Notes) - 0.14%                                                           3,237
                                                                                                                         ----------
Net Assets Applicable to 235,295 Shares Outstanding - 100.00%                                                            $2,292,138
                                                                                                                         ==========

+    Non-income producing security for the period ended January 31, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
[O] Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Focus Smid-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                   $2,291,518
                                                      ----------
Aggregate unrealized appreciation                         87,755
Aggregate unrealized depreciation                        (90,372)
                                                      ----------
Net unrealized depreciation                           $   (2,617)
                                                      ==========

3. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Global Fixed Income Portfolio
-------------------------------------------------------

January 31, 2006

                                                                                                   Principal            Market
                                                                                                   Amount[o]            Value
                                                                                                                        (U.S.$)
Bonds - 96.42%
Austria - 8.78%
Oesterreichesche Kontrollbank
   1.80% 3/22/10                                                                           JPY    1,200,000,00        $10,678,210
   5.25% 4/25/08                                                                           EUR       2,659,000          3,378,993
Republic of Austria 5.25% 1/4/11                                                           EUR       6,500,000          8,622,207
#Republic of Austria 144A 5.50% 10/20/07                                                   EUR       2,740,000          3,470,064
                                                                                                                     ------------
                                                                                                                       26,149,474
                                                                                                                     ------------
Canada - 1.20%
Canada Government 0.70% 3/20/06                                                            JPY     420,000,000          3,582,736
                                                                                                                     ------------
                                                                                                                        3,582,736
                                                                                                                     ------------
Finland - 5.23%
Republic of Finland
   5.375% 7/4/13                                                                           EUR       1,480,000          2,032,174
   5.75% 2/23/11                                                                           EUR      10,000,000         13,557,493
                                                                                                                     ------------
                                                                                                                       15,589,667
                                                                                                                     ------------
France - 11.06%
Compagnie de Financement Foncier 0.60% 3/23/10                                             JPY     820,000,000          6,947,217
Government of France
   4.00% 10/25/09                                                                          EUR       6,900,000          8,639,621
   5.00% 10/25/16                                                                          EUR       5,040,000          6,927,833
   5.75% 10/25/32                                                                          EUR       3,000,000          4,862,678
   8.50% 10/25/19                                                                          EUR       3,000,000          5,563,288
                                                                                                                     ------------
                                                                                                                       32,940,637
                                                                                                                     ------------
Germany - 11.39%
Deutschland Republic
   4.25% 1/4/14                                                                            EUR       4,700,000          6,036,618
   4.75% 7/4/28                                                                            EUR       6,250,000          8,755,484
   5.00% 7/4/11                                                                            EUR       4,900,000          6,461,663
Kredit Fuer Wiederaufbau
   *1.85% 9/20/10                                                                          JPY     970,000,000          8,655,403
   5.25% 7/4/12                                                                            EUR       3,000,000          4,037,637
                                                                                                                     ------------
                                                                                                                       33,946,805
                                                                                                                     ------------
Ireland - 4.50%
Republic of Ireland 5.00% 4/18/13                                                          EUR      10,000,000         13,414,044
                                                                                                                     ------------
                                                                                                                       13,414,044
                                                                                                                     ------------
Italy - 2.22%
*Republic of Italy
   0.65% 3/20/09                                                                           JPY     450,000,000          3,859,428
   3.80% 3/27/08                                                                           JPY     300,000,000          2,745,673
                                                                                                                     ------------
                                                                                                                        6,605,101
                                                                                                                     ------------
Japan - 6.13%
Development Bank Japan 1.40% 6/20/12                                                       JPY   1,200,000,000         10,401,095
Japan Finance Corporation for Municipal Enterprises 1.55% 2/21/12                          JPY     900,000,000          7,849,283
                                                                                                                     ------------
                                                                                                                       18,250,378
                                                                                                                     ------------
Netherlands - 7.40%
Bank Nederlandse Gemeenten
   0.80% 9/22/08                                                                           JPY    1,000,000,00          8,617,629
   6.00% 3/26/12                                                                           USD       3,000,000          3,177,843
Netherlands Government
   4.25% 7/15/13                                                                           EUR       1,500,000          1,928,898
   5.25% 7/15/08                                                                           EUR         600,000            767,055
   7.50% 1/15/23                                                                           EUR       4,200,000          7,549,455
                                                                                                                     ------------
                                                                                                                       22,040,880
                                                                                                                     ------------
Norway - 3.76%
Eksportfinans 1.80% 6/21/10                                                                JPY    1,260,000,00         11,207,234
                                                                                                                     ------------
                                                                                                                       11,207,234
                                                                                                                     ------------
Poland - 2.26%
Poland Government 5.50% 3/12/12                                                            EUR       5,000,000          6,728,041
                                                                                                                     ------------
                                                                                                                        6,728,041
                                                                                                                     ------------

Spain - 3.06%
Kingdom of Spain 3.10% 9/20/06                                                             JPY    1,050,000,00          9,122,946
                                                                                                                     ------------
                                                                                                                        9,122,946
                                                                                                                     ------------
Supranational - 9.75%
Council of Europe Development Bank 6.125% 1/25/11                                          USD       1,800,000          1,909,420
European Investment Bank
   2.125% 9/20/07                                                                          JPY     300,000,000          2,636,314
   5.00% 4/15/08                                                                           EUR       6,000,000          7,602,845
Inter-American Development Bank
   *1.90% 7/8/09                                                                           JPY     558,000,000          4,967,360
   5.50% 3/30/10                                                                           EUR       5,700,000          7,543,145
International Bank for Reconstruction & Development 2.00% 2/18/08                          JPY     500,000,000          4,401,101
                                                                                                                     ------------
                                                                                                                       29,060,185
                                                                                                                     ------------
Sweden - 14.81%
Swedish Government
   4.50% 8/12/15                                                                           SEK      63,000,000          8,995,733
   5.00% 1/28/09                                                                           SEK      83,000,000         11,541,107
   5.50% 10/8/12                                                                           SEK      93,000,000         13,803,588
   6.75% 5/5/14                                                                            SEK      60,000,000          9,778,632
                                                                                                                     ------------
                                                                                                                       44,119,060
                                                                                                                     ------------
United States - 4.87%
Fannie Mae Global 2.125% 10/9/07                                                           JPY     230,000,000          2,020,986
U.S. Treasury Inflation Index Note 3.00% 7/15/12                                           USD       7,585,101          8,079,028
U.S. Treasury Notes
   3.625% 5/15/13                                                                          USD         700,000            661,828
   3.75% 5/15/08                                                                           USD       3,200,000          3,149,626
   4.375% 5/15/07                                                                          USD         600,000            598,758
                                                                                                                     ------------
                                                                                                                       14,510,226
                                                                                                                     ------------
Total Bonds (cost $290,025,074)                                                                                       287,267,414
                                                                                                                     ============

Repurchase Agreements - 0.73%
With BNP Paribas 4.37% 2/1/06 (dated 1/31/06, to be repurchased at $1,286,156, collateralized by $605,000 U.S. Treasury Notes 2.00% due 5/15/06, market value
$603,589, $284,000 U.S. Treasury Notes 2.375% due 8/15/06, market value $283,650
and
 $429,000 U.S. Treasury Notes 2.625%
due 11/15/06, market value $425,114)                                                       USD       1,286,000          1,286,000

With Cantor Fitzgerald 4.36% 2/1/06
(dated 1/31/06, to be repurchased at $908,110,
collateralized by $70,000 U.S. Treasury Bills
due 6/22/06, market value $69,138,
$415,000 U.S. Treasury Notes 3.50%
due 11/15/06, market value $414,453
and $454,000 U.S. Treasury Notes 3.625%
due 7/15/09, market value $442,574)                                                                    908,000            908,000
                                                                                                                     ------------
Total Repurchase Agreements (cost $2,194,000)                                                                           2,194,000
                                                                                                                     ------------


Total Market Value of Securities Before Securities Lending Collateral - 97.15%
   (cost $292,219,074)                                                                                                289,461,414
                                                                                                                     ============

Securities Lending Collateral** - 7.16%
Short-term Investments
Fixed Rate Notes - 1.71%
Citigroup Global Markets 4.54% 2/1/06                                                                4,813,502          4,813,502
Washington Mutual 4.54% 3/28/06                                                                        270,509            270,509
                                                                                                                     ------------
                                                                                                                        5,084,011
                                                                                                                     ------------
oVariable Rate Notes - 5.45%
ANZ National 4.40% 2/28/07                                                                             135,254            135,254
Australia New Zealand 4.49% 2/28/07                                                                    676,272            676,272
Bank of America 4.57% 2/23/07                                                                          879,154            879,154
Bank of New York 4.39% 2/28/07                                                                         541,018            541,018
Bank of the West 4.36% 3/2/06                                                                          676,272            676,272
Bayerische Landesbank 4.54% 8/25/06                                                                    676,272            676,272
Bear Stearns 4.48% 7/31/06                                                                             811,526            811,526
Beta Finance 4.58% 4/18/06                                                                             676,272            676,255

Canadian Imperial Bank 4.49% 2/28/07                                                                   338,136            338,136
CDC Financial Products 4.60% 2/28/06                                                                   879,154            879,154
Citigroup Global Markets 4.57% 2/7/06                                                                  879,154            879,154
Commonwealth Bank Australia 4.49% 2/28/07                                                              676,272            676,272
Credit Suisse First Boston New York 4.46% 4/18/06                                                      730,374            730,374
Goldman Sachs 4.64% 1/31/07                                                                            879,154            879,154
Manufacturers & Traders 4.52% 9/26/06                                                                  676,272            676,162
Marshall & Ilsley Bank 4.45% 2/28/07                                                                   743,899            743,899
Merrill Lynch Mortgage Capital 4.60% 2/7/06                                                            608,645            608,645
Morgan Stanley 4.68% 1/31/07                                                                           838,577            838,577
Nordea Bank Norge ASA 4.42% 2/28/07                                                                    676,272            676,272
Procter & Gamble 4.46% 2/28/07                                                                         676,272            676,272
Royal Bank of Scotland 4.48% 2/28/07                                                                   676,272            676,272
Sigma Finance 4.58% 3/16/06                                                                            202,882            202,889
Societe Generale New York 4.36% 2/28/07                                                                338,136            338,136
Toyota Motor Credit 4.55% 6/23/06                                                                      676,272            676,306
Wells Fargo 4.46% 2/28/07                                                                              676,272            676,272
                                                                                                                     ------------
                                                                                                                       16,243,969
                                                                                                                     ------------
Total Securities Lending Collateral ($21,327,980)                                                                      21,327,980
                                                                                                                     ============


Total Market Value of Securities - 104.31%
   (cost $313,547,054)                                                                                                310,789,394[y]

Obligation to Return Securities Lending Collateral** - (7.16%)                                                        (21,327,980)
Receivables and Other Assets Net of Liabilities (See Notes) - 2.85%                                                     8,479,661
                                                                                                                     ------------
Net Assets Applicable to 27,469,471 Shares Outstanding - 100.00%                                                     $297,941,075
                                                                                                                     ============

[o] Principal amount shown is stated in the currency in which each security is denominated.

EUR - European Monetary Unit
JPY - Japanese Yen
SEK - Swedish Krona
USD - U.S. Dollar

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $3,470,064, which represented 1.16% of the Portfolio's net assets. See Note 5 in "Notes."
*    Fully or partially on loan.
**   See Note 4 in "Notes."
[y]  Includes $20,307,186 of securities loaned.
o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Global Fixed Income Portfolio (the "Portfolio").

Security Valuation - Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                 $313,557,461
                                                    ------------
Aggregate unrealized appreciation                      9,480,929
Aggregate unrealized depreciation                    (12,248,996)
                                                    ------------
Net unrealized depreciation                         $ (2,768,067)
                                                    ============

3. Foreign Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at January 31, 2006.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments(R) Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolio records security lending income net of such allocation.

At January 31, 2006, the market value of securities on loan was $20,307,186, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Security Lending Collateral."

5. Credit and Market Risks
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been denoted on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Intermediate Fixed Income Portfolio
---------------------------------------------------------------

January 31, 2006

                                                                                                     Principal         Market
                                                                                                     Amount            Value
                                                                                                     (U.S.$)           (U.S.$)
Agency Asset-Backed Securities- 0.79%
Fannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                                   $      4,860      $      4,844
   Series 2004-T4 A3 4.42% 8/25/24                                                                         50,000            49,770
oFannie Mae Whole Loan Series 2002-W11 AV1 4.87% 11/25/32                                                  16,614            16,617
Nelnet Education Loan Funding Series 2001-A A1 5.76% 7/1/12                                                52,292            52,970
                                                                                                                       ------------
Total Agency Asset-Backed Securities (cost $125,346)                                                                        124,201
                                                                                                                       ------------

Agency Collateralized Mortgage Obligations- 7.64%
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                         22,563            24,470
   Series 2002-T19 A1 6.50% 7/25/42                                                                        76,834            78,765
   Series 2003-T1 A 3.807% 11/25/12                                                                        60,634            58,387
Fannie Mae
   Series 2003-122 AJ 4.50% 2/25/28                                                                        24,593            24,082
   Series 2005-110 MB 5.50% 9/25/35                                                                        60,000            60,270
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44                                                     43,493            44,450
Freddie Mac
   Series 1490 CA 6.50% 4/15/08                                                                            38,724            38,870
  Series 2326 ZQ 6.50% 6/15/31                                                                            107,677           112,377
  Series 2480 EH 6.00% 11/15/31                                                                             4,098             4,103
  Series 2552 KB 4.25% 6/15/27                                                                             46,329            45,917
  Series 2662 MA 4.50% 10/15/31                                                                            44,817            43,986
  Series 2890 PC 5.00% 7/15/30                                                                             65,000            63,486
  Series 2915 KP 5.00% 11/15/29                                                                            35,000            34,224
  Series 3063 PC 5.00% 2/15/29                                                                             85,000            83,639
oFreddie Mac Series 19 F 4.28% 6/1/28                                                                      24,258            24,170
Freddie Mac Reference Series R004 AL 5.125% 12/15/13                                                      205,000           203,889
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09                                                       115,000           111,372
[D]Freddie Mac Structured Pass Through Securities
   Series T-58 1A2 3.108% 5/25/35                                                                          10,225            10,175
   Series T-58 2A 6.50% 9/25/43                                                                            40,857            41,768
   Series T-60 1A4C 5.395% 3/25/44                                                                         10,000             9,934
GNMA Series 2002-61 BA 4.648% 3/16/26                                                                      73,377            72,536
oVendee Mortgage Trust Series 2000-1 1A 6.814 1/15/30                                                       9,061             9,315
                                                                                                                       ------------
Total Agency Collateralized Mortgage Obligations (cost $1,217,397)                                                        1,200,185
                                                                                                                       ------------

Agency Mortgage-Backed Securities- 6.48%
Fannie Mae
   5.50% 5/15/09                                                                                           17,142            17,286
   5.73% 12/1/08                                                                                           36,097            36,650
   6.50% 8/1/17                                                                                            24,367            24,969
   6.765% 1/1/07                                                                                           62,159            62,431
   8.50% 9/20/10                                                                                            8,838             9,249
   9.00% 4/1/09                                                                                             6,302             6,592
oFannie Mae ARM
   3.779% 8/1/34                                                                                           65,787            65,510
   4.406% 12/1/33                                                                                          78,474            79,988
   5.07% 8/1/35                                                                                            48,421            47,606
Fannie Mae FHAVA
   9.00% 6/1/09                                                                                            18,512            19,779
   11.00% 12/1/15                                                                                           2,119             2,324

Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                           23,803            23,253
   5.00% 1/1/34                                                                                             7,734             7,543
   5.00% 1/1/34                                                                                            14,630            14,292
Fannie Mae S.F. 15 yr
   4.00% 5/1/19                                                                                            17,112            16,315
   4.50% 11/1/19                                                                                           86,462            84,191
   8.00% 10/1/14                                                                                           15,053            15,631
   8.50% 2/1/10                                                                                            16,779            17,518
Fannie Mae S.F. 15 yr TBA
   4.50% 3/1/21                                                                                             5,000             4,850
   5.00% 2/1/21                                                                                            10,000             9,878
Fannie Mae S.F. 30 yr
   6.00% 10/1/33                                                                                            6,662             6,737
   7.50% 12/1/10                                                                                            7,075             7,207
   8.50% 5/1/11                                                                                             4,038             4,206
   8.50% 8/1/12                                                                                             4,140             4,313
   9.50% 4/1/18                                                                                             2,541             2,808
Fannie Mae S.F. 30 yr TBA
   5.00% 2/1/36                                                                                            55,000            53,144
   6.00% 2/15/36                                                                                            5,000             5,050
   6.50% 2/2/36                                                                                            75,000            76,898
oFreddie Mac ARM
   3.732% 4/1/34                                                                                           33,472            33,566
   3.857% 4/1/33                                                                                           26,225            26,848
Freddie Mac Balloon 5 yr 4.00% 6/1/08                                                                      12,438            12,166
Freddie Mac Relocation 15 yr
   3.50% 9/1/18                                                                                            23,127            21,545
   3.50% 10/1/18                                                                                            3,600             3,354
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                  78,497            76,854
Freddie Mac S.F. 15 yr 8.50% 10/1/15                                                                       10,574            11,255
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                                           20,115            20,882
   8.00% 9/1/07                                                                                             4,767             4,854
   8.25% 10/1/07                                                                                            8,866             9,057
   9.25% 9/1/08                                                                                             3,153             3,294
GNMA Mobile Home 6.75% 10/15/07                                                                            51,860            52,411
GNMA S.F. 15 yr
   6.00% 1/15/09                                                                                            4,913             5,014
   8.50% 8/15/10                                                                                            2,450             2,524
GNMA S.F. 30 yr 7.50% 2/15/32                                                                               7,938             8,362
                                                                                                                       ------------
Total Agency Mortgage-Backed Securities (cost $1,035,644)                                                                 1,018,204
                                                                                                                       ------------

Agency Obligations- 1.65%
Fannie Mae
   4.00% 5/23/07                                                                                           40,000            39,587
   6.25% 2/1/11                                                                                            95,000           100,132
Freddie Mac 4.625% 12/19/08                                                                               120,000           119,603
                                                                                                                       ------------
Total Agency Obligations (cost $263,579)                                                                                    259,322
                                                                                                                       ------------

Commercial Mortgage-Backed Securities- 9.28%
Banc of America Commercial Mortgage Securities
   Series 2004-5 A3 4.561% 11/10/41                                                                        40,000            38,714
   Series 2005-1 A3 4.877% 11/10/42                                                                        55,000            54,424
   oSeries 2005-2 A5 4.857% 7/10/43                                                                        10,000             9,699
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                         50,000            49,957
[D]Commercial Mortgage Pass Through Certificates
   #Series 2001-J1A A2 144A 6.457% 2/14/34                                                                 29,547            30,873
   oSeries 2005-C6 A5A 5.116% 6/10/44                                                                      20,000            19,773
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                               44,561            45,702
General Electric Capital Commercial Mortgage Trust
   Series 2002-1A A3 6.269% 12/10/35                                                                       75,000            79,033
   Series 2005-C2 A2 4.706% 5/10/43                                                                        60,000            58,974

   Series 2005-C3 A3FX 4.863% 7/10/45                                                                     110,000           108,670
   oSeries 2005-C4 A2 5.305% 11/10/45                                                                      60,000            60,301
General Motors Acceptance Corporation Commercial Mortgage Securities Series
    1998-C2 A2 6.42% 5/15/35                                                                               21,921            22,507
Greenwich Capital Commercial Funding Series 2005-GG5 A2 5.117% 4/10/37                                    125,000           124,853
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                           17,947            18,757
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                        35,000            35,296
   Series 2002-C2 A2 5.05% 12/12/34                                                                        85,000            84,150
   Series 2003-C1 A2 4.985% 1/12/37                                                                        90,000            88,807
   Series 2005-CB11 A4 5.335% 8/12/37                                                                      70,000            70,109
Lehman Brothers-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                        85,000            90,625
   Series 2005-C5 A2 4.885% 9/15/30                                                                        60,000            59,384
   Series 2006-C1A A2 5.084% 2/15/31                                                                       15,000            14,958
   Merrill Lynch Mortgage Trust
   oSeries 2004-BPC1 A3 4.467% 10/12/41                                                                    25,000            24,062
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                      115,000           113,958
   oSeries 2005-CIP1 B 5.101% 7/12/38                                                                      25,000            24,609
Morgan Stanley Capital I
   Series 1998-XL1 A2 6.45% 6/3/30                                                                          7,770             7,767
   Series 2005-HQ6 A2A 4.882% 8/13/42                                                                      25,000            24,733
#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18                                                        56,485            54,288
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                               45,000            43,405
                                                                                                                       ------------
Total Commercial Mortgage-Backed Securities (cost $1,493,546)                                                             1,458,388
                                                                                                                       ------------

Corporate Bonds- 33.87%
Banking - 2.70%
Frost National Bank 6.875% 8/1/11                                                                          15,000            16,062
#Mizuho Financial Group 144A 5.79% 4/15/14                                                                 40,000            41,032
Popular North America 4.25% 4/1/08                                                                         55,000            53,900
oRBS Capital Trust I 4.709% 12/29/49                                                                      130,000           122,866
Regions Financial 6.375% 5/15/12                                                                           85,000            90,410
oWachovia Capital Trust III 5.80% 8/29/49                                                                 100,000           100,312
                                                                                                                       ------------
                                                                                                                            424,582
                                                                                                                       ------------
Basic Industry - 0.16%
Lubrizol 4.625% 10/1/09                                                                                    25,000            24,483
                                                                                                                       ------------
                                                                                                                             24,483
                                                                                                                       ------------
Brokerage - 3.69%
Amvescap 4.50% 12/15/09                                                                                    90,000            87,988
Credit Suisse First Boston USA 4.625% 1/15/08                                                              20,000            19,884
Franklin Resources 3.70% 4/15/08                                                                           65,000            63,231
Goldman Sachs 5.25% 10/15/13                                                                               75,000            74,332
oHSBC Finance Capital Trust IX 5.911% 11/30/35                                                            100,000           100,412
Morgan Stanley
   4.75% 4/1/14                                                                                            25,000            23,829
   5.30% 3/1/13                                                                                            75,000            74,861
Nuveen Investments 5.00% 9/15/10                                                                           50,000            49,044
Residential Capital 6.875% 6/30/15                                                                         80,000            86,133
                                                                                                                       ------------
                                                                                                                            579,714
                                                                                                                       ------------
Capital Goods - 0.97%
General Electric 5.00% 2/1/13                                                                              90,000            89,400
United Technologies 4.875% 5/1/15                                                                          65,000            63,588
                                                                                                                       ------------
                                                                                                                            152,988
                                                                                                                       ------------
Communications - 3.45%
BellSouth 4.20% 9/15/09                                                                                    45,000            43,572
Comcast Corporate 5.85% 11/15/15                                                                           65,000            65,118
Cox Communications 4.625% 1/15/10                                                                          45,000            43,496
GTE California 7.65% 3/15/07                                                                               65,000            66,450
SBC Communications
   4.125% 9/15/09                                                                                          45,000            43,376
   5.10% 9/15/14                                                                                           45,000            43,703

Telecom Italia Capital 4.00% 1/15/10                                                                       35,000            33,278
Telefonos de Mexico 4.50% 11/19/08                                                                         85,000            83,311
Thomson 5.75% 2/1/08                                                                                       90,000            91,005
Time Warner Entertainment 8.375% 3/15/23                                                                   25,000            29,025
                                                                                                                       ------------
                                                                                                                            542,334
                                                                                                                       ------------
Consumer Cyclical - 4.04%
AutoNation 9.00% 8/1/08                                                                                    15,000            16,181
Ford Motor Credit
   5.625% 10/1/08                                                                                          70,000            63,678
   5.80% 1/12/09                                                                                           50,000            45,395
   6.625% 6/16/08                                                                                          35,000            32,952
Fortune Brands
   5.125% 1/15/11                                                                                          40,000            39,809
   5.375% 1/15/16                                                                                          25,000            24,602
Home Depot 3.75% 9/15/09                                                                                  115,000           110,715
Johnson Controls 5.25% 1/15/11                                                                             65,000            64,873
May Department Stores 3.95% 7/15/07                                                                       145,000           142,417
Time Warner 8.18% 8/15/07                                                                                  90,000            93,924
                                                                                                                       ------------
                                                                                                                            634,564
                                                                                                                       ------------
Consumer Non-Cyclical - 3.67%
Amgen 4.00% 11/18/09                                                                                        9,000             8,707
Kraft Foods 4.125% 11/12/09                                                                               130,000           125,461
Kroger 6.375% 3/1/08                                                                                       30,000            30,594
Medco Health Solutions 7.25% 8/15/13                                                                       50,000            54,676
MedPartners 7.375% 10/1/06                                                                                 70,000            71,050
Safeway 6.15% 3/1/06                                                                                       95,000            94,974
Universal 6.50% 2/15/06                                                                                    70,000            70,039
UST 6.625% 7/15/12                                                                                         30,000            31,465
WellPoint 4.25% 12/15/09                                                                                   25,000            24,274
Wyeth 5.50% 2/1/14                                                                                         65,000            65,564
                                                                                                                       ------------
                                                                                                                            576,804
                                                                                                                       ------------
Electric - 3.25%
Ameren 4.263% 5/15/07                                                                                      55,000            54,328
America Electric Power 4.709% 8/16/07                                                                      65,000            64,576
CC Fund Trust I 6.90% 2/16/07                                                                              30,000            30,510
oDominion Resources 4.819% 9/28/07                                                                         50,000            50,044
Duke Capital 4.331% 11/16/06                                                                               45,000            44,772
Pacific Gas & Electric 3.60% 3/1/09                                                                        75,000            71,785
Potomac Electric Power 6.25% 10/15/07                                                                      55,000            55,965
#Power Contract Financing 144A
   5.20% 2/1/06                                                                                            18,346            18,346
   6.256% 2/1/10                                                                                           40,000            40,531
oProgress Energy 5.03% 1/15/10                                                                             40,000            40,022
PSEG Funding Trust I 5.381% 11/16/07                                                                       40,000            40,015
                                                                                                                       ------------
                                                                                                                            510,894
                                                                                                                       ------------
Energy - 2.83%
Apache Finance 7.00% 3/15/09                                                                              105,000           112,424
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                     10,000             9,829
Halliburton 5.50% 10/15/10                                                                                 30,000            30,537
ONEOK 5.51% 2/16/08                                                                                        45,000            45,213
Talisman Energy 7.125% 6/1/07                                                                             105,000           107,697
USX 9.125% 1/15/13                                                                                         35,000            42,559
Valero Energy 6.125% 4/15/07                                                                               95,000            96,051
                                                                                                                       ------------
                                                                                                                            444,310
                                                                                                                       ------------
Finance Companies - 0.89%
American General Finance 4.875% 7/15/12                                                                    45,000            43,699
Residential Capital
   o5.67% 11/21/08                                                                                         25,000            25,244
   6.125% 11/21/08                                                                                         45,000            45,488
   6.375% 6/30/10                                                                                          25,000            25,651
                                                                                                                       ------------
                                                                                                                            140,082
                                                                                                                       ------------

Insurance - 4.53%
#Farmers Insurance Exchange 144A 6.00% 8/1/14                                                             125,000           126,158
#Liberty Mutual 144A 5.75% 3/15/14                                                                         55,000            54,487
Marsh & McLennan
   o4.72% 7/13/07                                                                                          55,000            54,935
   5.15% 9/15/10                                                                                           30,000            29,740
   5.375% 3/15/07                                                                                          65,000            64,988
   5.375% 7/15/14                                                                                           5,000             4,887
   5.75% 9/15/15                                                                                           25,000            25,044
MetLife 5.00% 6/15/15                                                                                      35,000            34,268
#Nippon Life Insurance 144A 4.875% 8/9/10                                                                  55,000            54,095
o#Oil Insurance 144A 5.15% 8/15/33                                                                        130,000           128,852
St. Paul Travelers 5.01% 8/16/07                                                                           60,000            59,852
Willis Group
   5.125% 7/15/10                                                                                          45,000            44,715
   5.625% 7/15/15                                                                                          30,000            29,999
                                                                                                                       ------------
                                                                                                                            712,020
                                                                                                                       ------------
Natural Gas - 1.04%
Sempra Energy 4.621% 5/17/07                                                                               60,000            59,619
Valero Logistics Operations 6.05% 3/15/13                                                                 100,000           103,166
                                                                                                                       ------------
                                                                                                                            162,785
                                                                                                                       ------------
Real Estate - 0.37%
Developers Diversified Realty 4.625% 8/1/10                                                                60,000            58,050
                                                                                                                       ------------
                                                                                                                             58,050
                                                                                                                       ------------
Technology - 1.37%
Dell 6.55% 4/15/08                                                                                         75,000            77,290
Motorola 4.608% 11/16/07                                                                                   90,000            89,381
#Oracle Corporate 144A 5.25% 1/15/16                                                                       50,000            49,332
                                                                                                                       ------------
                                                                                                                            216,003
Transportation - 0.91%
Continental Airlines 6.503% 6/15/11                                                                        60,000            58,713
#Erac USA Finance 144A 7.35% 6/15/08                                                                       80,000            83,663
                                                                                                                       ------------
                                                                                                                            142,376
Total Corporate Bonds (cost $5,441,322)                                                                                   5,321,971
                                                                                                                       ------------

Municipal Bonds- 1.28%
California State Economic Recovery Series A 5.25% 7/1/13                                                   65,000            71,238
Colorado Department of Transportation Revenue Series B
   5.00% 12/15/12 (FGIC)                                                                                   80,000            86,297
   5.00% 12/15/13 (FGIC)                                                                                   40,000            43,317
                                                                                                                       ------------
Total Municipal Bonds (cost $200,328)                                                                                       200,852
                                                                                                                       ------------

Non-Agency Asset-Backed Securities- 11.44%
Chase Funding Mortgage Loan Asset-Backed Certificates
   Series 2002-3 1A6 4.707% 9/25/13                                                                       104,135           103,012
   Series 2003-4 1A4 3.303% 11/25/29                                                                       80,000            78,689
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                         45,000            42,211
CitiFinancial Mortgage Securities Series 2003-2 AF4 4.098% 5/25/33                                        125,000           123,018
Countrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20                                                                        50,000            49,125
   oSeries 2005-7 AF2 4.367% 11/25/35                                                                      80,000            78,713
   oSeries 2005-12 2A2 4.898% 2/25/36                                                                      60,000            59,504
Credit-Based Asset Servicing and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35                       94,752            94,591
EQCC Home Equity Loan Trust Series 1999-2 AF4 6.753% 8/25/27                                               23,573            23,558
Equity One ABS Series 2004-1 AF3 3.054% 4/25/34                                                            61,362            60,907
Honda Automobile Receivables Owners Trust Series 2004-1 A4 3.06% 10/21/09                                  10,000             9,746
oMerrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                                       26,421            26,381
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                             28,165            26,707
   Series 2004-1 A 6.005% 8/15/37                                                                           3,831             3,914
Navistar Financial Corporation Owner Trust Series 2002-B A4 3.52% 10/15/09                                 36,099            35,784
oNovastar Home Equity Loan Series 2004-4 A2B 4.879% 3/25/35                                                75,000            75,105
Onyx Acceptance Grantor Trust Series 2002-C A4 4.07% 4/15/09                                               44,801            44,759
oOption One Mortgage Loan Trust Series 2005-4 A3 4.79% 11/25/35                                            75,000            75,055

PECO Energy Transition Trust Series 1999-A A6 6.05% 3/1/09                                                 23,950            24,108
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                        50,000            49,528
   Series 2005-4 A2 5.399% 2/25/36                                                                         40,000            40,000
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 4.76% 12/25/34                                                                   100,000           100,105
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                       30,000            29,671
Residential Asset Securities Series 1999-KS4 AI4 7.22% 6/25/28                                             23,429            23,503
Residential Funding Mortgage Securities II
   Series 2005-HI1 A2 3.89% 8/25/34                                                                        75,000            74,418
   oSeries 2005-HI2 A1 4.67% 5/25/35                                                                       53,522            53,529
   Series 2005-HI3 A2 5.09% 9/25/35                                                                        65,000            64,590
oSaxon Asset Securities Trust Series 2005-1 A2B 4.75% 5/25/35                                              65,000            65,046
#Sharp Net Interest Margin Trust Series 2003-HE1N 144A 6.90% 11/25/33                                       1,285             1,283
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16                                                   43,171            42,736
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                       37,540            34,670
   Series 2004-16XS A2 4.91% 8/25/34                                                                       63,546            63,286
   Series 2005-2XS 1A2A 4.51% 2/25/35                                                                      30,000            29,371
   Series 2005-NC1 A1 3.645% 2/25/35                                                                        1,929             1,923
   Series 2005-NC1 A2 3.92% 2/25/35                                                                        90,000            89,157
                                                                                                                       ------------
Total Non-Agency Asset-Backed Securities (cost $1,806,566)                                                                1,797,703
                                                                                                                       ------------

Non-Agency Collateralized Mortgage Obligations- 13.76%
oAmerican Home Mortgage Investment Trust Series 2004-2 4A2 3.635% 2/25/44                                  15,713            15,679
Banc of America Mortgage Securities
  o Series 2003-D 1A2 3.428% 5/25/33                                                                        3,108             3,109
   oSeries 2003-I 2A4 3.828% 10/25/33                                                                      42,613            42,261
   Series 2005-9 2A1 4.75% 10/25/20                                                                        48,412            47,136
   oSeries 2005-F 2A3 4.731% 7/25/35                                                                       65,396            64,348
   oSeries 2005-I 2A1 4.887% 10/25/35                                                                      91,744            90,449
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                       64,095            64,415
   Series 2004-2 1A1 6.00% 3/25/34                                                                         55,859            56,138
   Series 2004-10 1CB1 6.00% 11/25/34                                                                      15,859            15,918
   Series 2005-9 5A1 5.50% 10/25/20                                                                        33,768            33,613
oBear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                               22,522            22,005
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                      70,868            70,993
   Series 2004-J7 1A2 4.673% 8/25/34                                                                       37,472            37,271
   oSeries 2005-63 3A1 5.914% 11/25/35                                                                     57,915            58,204
   Series 2005-85CB 2A2 5.50% 2/25/36                                                                      24,896            24,809
   Series 2006-1 PT1 6.00% 1/1/36                                                                          45,000            44,859
   Series 2006-2CB A3 5.50% 3/25/36                                                                        45,000            45,090
o[D]Countrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1 4.088% 5/25/33                     11,366            11,222
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                       22,250            22,626
   Series 2004-1 3A1 7.00% 2/25/34                                                                         14,975            15,206
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                           58,713            59,194
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                        12,042            12,678
   oSeries 2004-AR5 4A1 5.686% 10/25/34                                                                    34,399            34,173
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                           40,695            42,706
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                       34,731            36,838
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                       19,184            20,654
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                              39,298            39,480
oJPMorgan Mortgage Trust
   Series 2005-A2 2A1 4.727% 4/25/35                                                                       54,591            54,267
   Series 2005-A6 1A2 5.154% 9/25/35                                                                       65,000            64,318
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                     78,134            78,408
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.909% 12/25/33                                   57,714            57,462
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18                                             43,586            43,640

#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                        65,169            68,984
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                          38,658            38,206
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35                                                 75,000            73,974
Prime Mortgage Trust Series 2004-2 A2 4.75% 11/25/19                                                       47,818            46,300
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                       29,406            29,995
   Series 2004-SL4 A3 6.50% 7/25/32                                                                        34,818            35,539
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                                        36,458            36,299
   oSeries 2005-3XS A2 4.78% 1/25/35                                                                       50,000            50,031
Structured Asset Securities
   oSeries 2002-22H 1A 6.983% 11/25/32                                                                     10,644            10,825
   Series 2004-12H 1A 6.00% 5/25/34                                                                        35,972            35,995
oThornburg Mortgage Securities Trust Series 2005-3 A1 4.76% 10/25/35                                       55,017            55,071
[D]Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-9 3CB
   5.50% 10/25/20                                                                                          28,955            28,826
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                       30,797            30,105
   oSeries 2003-AR9 1A7 4.053% 9/25/33                                                                     37,714            36,914
   Series 2004-AR4 A2 2.98% 6/25/34                                                                        75,000            73,949
  oSeries 2005-AR3 A1 4.65% 3/25/35                                                                        77,464            76,185
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-I 1A1 3.39% 7/25/34                                                                         59,261            59,051
   Series 2004-T A1 3.45% 9/25/34                                                                          46,318            46,358
                                                                                                                       ------------
Total Non-Agency Collateralized Mortgage Obligations (cost $2,186,667)                                                    2,161,776
                                                                                                                       ------------

U.S. Treasury Obligations- 13.61%
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                         140,848           135,033
   1.625% 1/15/15                                                                                          36,229            35,154
   1.875% 7/15/15                                                                                          35,565            35,228
[oo]2.00% 1/15/14                                                                                         139,060           139,293
   2.00% 1/15/16                                                                                           49,792            49,852
   2.00% 1/15/26                                                                                           29,875            29,831
   3.00% 7/15/12                                                                                          351,773           374,680
   3.625% 4/15/28                                                                                          18,330            23,731
U.S. Treasury Notes
   1.625% 2/28/06                                                                                          15,000            14,975
   3.625% 4/30/07                                                                                          10,000             9,888
   4.125% 8/15/10                                                                                          20,000            19,695
   4.375% 1/31/08                                                                                          20,000            19,948
   4.375% 11/15/08                                                                                         50,000            49,867
   4.375% 12/15/10                                                                                        600,000           596,766
   4.50% 11/15/15                                                                                         290,000           289,422
^U.S. Treasury Strip 4.198% 11/15/13                                                                      450,000           315,771
                                                                                                                       ------------
Total U.S. Treasury Obligations (cost $2,161,396)                                                                         2,139,134
                                                                                                                       ------------

Repurchase Agreements - 0.95%
With BNP Paribas 4.37% 2/1/06
(dated 1/31/06, to be repurchased at $87,951,
collateralized by $41,370 U.S. Treasury Notes
2.00% due 5/15/06, market value $41,266,
$19,400 U.S. Treasury Notes 2.375%
due 8/15/06, market value $19,393 and $29,330 U.S. Treasury
Notes 2.625% due 11/15/06, market value $29,064)                                                           87,940           87,940

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be repurchased at
$62,068, collateralized by $4,810 U.S. Treasury Bills due 6/22/06, market value
$4,727, $28,360 U.S. Treasury Notes 3.50% due 11/15/06, market value $28,335 and
$31,030 U.S. Treasury Notes 3.625% due 7/15/09, market value $30,258)                                      62,060            62,060
                                                                                                                        ------------
Total Repurchase Agreements (cost $150,000)                                                                                 150,000
                                                                                                                        ------------

Total Market Value of Securities - 100.75%
   (cost $16,081,791)                                                                                                    15,831,736
Liabilities Net of Receivables and Other Assets (See Notes) - (0.75%)                                                      (118,593)
                                                                                                                       ------------
Net Assets Applicable to 1,578,619 Shares Outstanding - 100.00%                                                        $ 15,713,143
                                                                                                                       ============

[D] Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $1,055,012, which represented 6.71% of the Portfolio's net assets. See Note 5 in "Notes."
[oo] Fully or partially pledged as collateral for financial futures contracts.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ABS - Asset-Backed Security
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FHAVA - Federal Housing Administration & Veterans Administration
GNMA - Government National Mortgage Association
TBA - To be announced
S.F. - Single Family
yr - Year

The following futures contracts were outstanding at January 31, 2006:

Futures Contracts(1)

                                                                                                           Unrealized
          Contracts                        Notional             Notional                                  Appreciation
        to Buy (Sell)                   Cost (Proceeds)           Value           Expiration Date        (Depreciation)
        -------------                   --------------            -----           ---------------        -------------
(5) U.S. Treasury 2 year Notes           $(1,026,686)         $(1,024,219)            3/31/06               $  2,467
15 U.S. Treasury 5 year Notes              1,594,668            1,586,016             3/31/06                 (8,652)
(6) U.S. Treasury 10 year Notes             (654,058)            (650,625)            3/31/06                  3,433
                                                                                                            --------
                                                                                                            $ (2,752)
                                                                                                            ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

(1) See Note 3 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Intermediate Fixed Income Portfolio (the "Portfolio").

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares dividends daily from net investment income and pays such dividends monthly. The Portfolio declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                  $16,098,712
                                                     -----------
Aggregate unrealized appreciation                         16,115
Aggregate unrealized depreciation                       (283,091)
                                                     -----------
Net unrealized depreciation                          $  (266,976)
                                                     ===========

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $272,760 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $133,807 expires in 2008, $26,277 expires in 2010 and $112,676 expires in 2013.

3. Futures Contracts
The Portfolio may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. Swap Agreements
During the period ended January 31, 2006, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5. Credit and Market Risk
The Portfolio invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMO's are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2005, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been denoted on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The High-Yield Bond Portfolio
-----------------------------------------------------

January 31, 2006

                                                                                                        Principal         Market
                                                                                                         Amount            Value
                                                                                                         (U.S.$)          (U.S.$)
Corporate Bonds - 89.06%
Banking - 0.48%
Western Financial Bank 9.625% 5/15/12                                                                  $  25,000         $   28,125
                                                                                                                         ----------
                                                                                                                             28,125
                                                                                                                         ----------
Basic Industries - 12.23%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                          5,000              5,063
   6.95% 4/1/08                                                                                            8,000              7,920
   7.875% 8/1/09                                                                                          20,000             19,600
AK Steel 7.875% 2/15/09                                                                                   40,000             39,600
Bowater 9.50% 10/15/12                                                                                    85,000             87,974
Donohue Forest Products 7.625% 5/15/07                                                                    25,000             25,375
Georgia-Pacific
   8.875% 5/15/31                                                                                         10,000             10,350
   9.50% 12/1/11                                                                                          55,000             59,263
Gold Kist 10.25% 3/15/14                                                                                  20,000             22,300
Huntsman International
   9.875% 3/1/09                                                                                          15,000             15,825
   10.125% 7/1/09                                                                                         15,000             15,581
#Massey Energy 144A 6.875% 12/15/13                                                                       35,000             35,481
Newpage 10.00% 5/1/12                                                                                     40,000             40,600
Norske Skog Canada 8.625% 6/15/11                                                                         65,000             62,725
#Port Townsend Paper 144A 12.00% 4/15/11                                                                  15,000             10,200
Potlatch 13.00% 12/1/09                                                                                   10,000             11,906
Rhodia
   8.875% 6/1/11                                                                                          32,000             32,800
   10.25% 6/1/10                                                                                          17,000             18,913
Smurfit Capital Funding 7.50% 11/20/25                                                                    75,000             67,499
++Solutia 6.72% 10/15/37                                                                                  65,000             53,138
Stone Container 9.25% 2/1/08                                                                              10,000             10,325
Tembec Industries 8.625% 6/30/09                                                                          90,000             42,525
Witco 6.875% 2/1/26                                                                                       25,000             24,125
                                                                                                                         ----------
                                                                                                                            719,088
                                                                                                                         ----------
Brokerage - 2.27%
E Trade Financial 8.00% 6/15/11                                                                           55,000             57,475
#E Trade Financial 144A 8.00% 6/15/11                                                                      5,000              5,225
LaBranche & Company
   9.50% 5/15/09                                                                                          30,000             32,100
   11.00% 5/15/12                                                                                         35,000             39,025
                                                                                                                         ----------
                                                                                                                            133,825
                                                                                                                         ----------
Capital Goods - 6.41%
Armor Holdings 8.25% 8/15/13                                                                              55,000             59,675
DRS Technologies 6.875% 11/1/13                                                                           25,000             24,938
Graham Packaging 9.875% 10/15/14                                                                          45,000             44,775
Interface 10.375% 2/1/10                                                                                  40,000             43,700
Interline Brands 11.50% 5/15/11                                                                           78,000             86,970
Intertape Polymer 8.50% 8/1/14                                                                            45,000             44,550
[S]Mueller Holdings 14.75% 4/15/14                                                                        30,000             23,100
#Panolam Industrial 144A 10.75% 10/1/13                                                                   20,000             19,050
Trimas 9.875% 6/15/12                                                                                     35,000             30,100
                                                                                                                         ----------
                                                                                                                            376,858
                                                                                                                         ----------
Consumer Cyclical - 5.05%
Accuride 8.50% 2/1/15                                                                                     30,000             30,000
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                         15,000             14,337
   8.00% 11/1/31                                                                                          30,000             30,673
Landry's Restaurant 7.50% 12/15/14                                                                        35,000             33,250
Metaldyne 10.00% 11/1/13                                                                                  50,000             46,000
#Neiman Marcus 144A 9.00% 10/15/15                                                                        30,000             31,275

O'Charleys 9.00% 11/1/13                                                                                  20,000             20,500
#Uno Restaurant 144A 10.00% 2/15/11                                                                       35,000             29,663
++Venture Holdings 12.00% 6/1/09                                                                          30,000                 56
Visteon
   7.00% 3/10/14                                                                                          10,000              7,800
   8.25% 8/1/10                                                                                           25,000             21,188
Warnaco 8.875% 6/15/13                                                                                    30,000             32,250
                                                                                                                         ----------
                                                                                                                            296,992
                                                                                                                         ----------
Consumer Non-Cyclical - 7.53%
Biovail 7.875% 4/1/10                                                                                     70,000             72,712
Constellation Brands 8.125% 1/15/12                                                                       25,000             26,313
Cott Beverages 8.00% 12/15/11                                                                             45,000             46,238
#Doane Pet Care 144A 10.625% 11/15/15                                                                     20,000             21,000
#Le-Natures 144A 10.00% 6/15/13                                                                           40,000             42,200
National Beef Packing 10.50% 8/1/11                                                                       45,000             46,350
Pilgrim's Pride 9.625% 9/15/11                                                                            50,000             53,250
Playtex Products 9.375% 6/1/11                                                                            35,000             36,969
Swift & Co 12.50% 1/1/10                                                                                  15,000             14,475
True Temper Sports 8.375% 9/15/11                                                                         10,000              9,150
#Warner Chilcott 144A 8.75% 2/1/15                                                                        75,000             73,874
                                                                                                                         ----------
                                                                                                                            442,531
                                                                                                                         ----------
Energy - 4.49%
Bluewater Finance 10.25% 2/15/12                                                                          15,000             16,238
#Compton Petroleum 144A 7.625% 12/1/13                                                                    15,000             15,375
#Copano Energy 144A 8.125% 3/1/16                                                                         10,000             10,188
El Paso Natural Gas 7.625% 8/1/10                                                                         15,000             15,872
El Paso Production Holding 7.75% 6/1/13                                                                   25,000             26,563
#Hilcorp Energy 144A
   7.75% 11/1/15                                                                                          10,000             10,238
   10.50% 9/1/10                                                                                          54,000             60,074
Inergy Finance 6.875% 12/15/14                                                                             5,000              4,738
#Inergy Finance 144A 8.25% 3/1/16                                                                         10,000             10,175
oSecunda International 12.60% 9/1/12                                                                      30,000             31,949
Tennessee Gas Pipeline 8.375% 6/15/32                                                                      5,000              5,890
#VeraSun Energy 144A 9.875% 12/15/12                                                                      25,000             25,750
Whiting Petroleum
   7.25% 5/1/12                                                                                           25,000             25,656
   7.25% 5/1/13                                                                                            5,000              5,106
                                                                                                                         ----------
                                                                                                                            263,812
                                                                                                                         ----------
Finance & Investments - 0.48%
FINOVA Group 7.50% 11/15/09                                                                               81,100             28,385
                                                                                                                         ----------
                                                                                                                             28,385
                                                                                                                         ----------
Media - 11.99%
(S)Adelphia Communications 8.125% 7/15/06                                                                 10,000              6,550
#CCH I Notes 144A 11.00% 10/1/15                                                                          65,000             53,788
Cenveo 9.625% 3/15/12                                                                                     25,000             26,938
Charter Communications Holdings
   11.125% 1/15/11                                                                                        45,000             24,075
   13.50% 1/15/11                                                                                         45,000             27,000
#Charter Communications Operating 144A 8.375% 4/30/14                                                     20,000             20,075
o#Cleveland Unlimited 144A 12.73% 12/15/10                                                                15,000             15,225
CSC Holdings 10.50% 5/15/16                                                                               75,000             80,155
Dex Media East 12.125% 11/15/12                                                                           20,000             23,250
#Echostar DBS 144A 7.125% 2/1/16                                                                          30,000             29,738
Insight Midwest 10.50% 11/1/10                                                                            80,000             84,699
Lodgenet Entertainment 9.50% 6/15/13                                                                      55,000             59,674
Mediacom Capital 9.50% 1/15/13                                                                            55,000             54,863
#RH Donnelley 144A 8.875% 1/15/16                                                                         50,000             50,813
Sheridan Acquisition Group 10.25% 8/15/11                                                                 15,000             15,506
Sirius Satellite 9.625% 8/1/13                                                                            45,000             44,438
Vertis 10.875% 6/15/09                                                                                    20,000             19,700
Warner Music Group 7.375% 4/15/14                                                                         20,000             20,050
XM Satellite Radio 12.00% 6/15/10                                                                         43,000             48,375
                                                                                                                         ----------
                                                                                                                            704,912
                                                                                                                         ----------
Real Estate - 1.78%
American Real Estate Partners 8.125% 6/1/12                                                               40,000             42,000
BF Saul REIT 7.50% 3/1/14                                                                                 40,000             41,100
Tanger Properties 9.125% 2/15/08                                                                          20,000             21,335
                                                                                                                         ----------
                                                                                                                            104,435
                                                                                                                         ----------

Services Cyclical - 13.34%
Adesa 7.625% 6/15/12                                                                                      35,000             35,175
American Airlines 7.379% 5/23/16                                                                           6,316              5,190
Ameristar Casinos 10.75% 2/15/09                                                                           5,000              5,269
Boyd Gaming 7.125% 2/1/16                                                                                 90,000             89,774
#CCM Merger 144A 8.00% 8/1/13                                                                             40,000             39,200
Corrections Corporation of America 7.50% 5/1/11                                                           55,000             56,994
Foster Wheeler 10.359% 9/15/11                                                                             6,000              6,720
#FTI Consulting 144A 7.625% 6/15/13                                                                       15,000             15,600
Gaylord Entertainment 8.00% 11/15/13                                                                       5,000              5,225
[S]H-Lines Finance Holdings 11.00% 4/1/13                                                                 50,000             41,750
#Hertz 144A
   8.875% 1/1/14                                                                                          20,000             20,750
   10.50% 1/1/16                                                                                          15,000             15,750
Horizon Lines 9.00% 11/1/12                                                                                4,000              4,245
Kansas City Southern Railway 9.50% 10/1/08                                                                45,000             48,881
#Knowledge Learning 144A 7.75% 2/1/15                                                                     15,000             14,400
#Majestic Star Casino 144A 9.75% 1/15/11                                                                  25,000             25,688
Mandalay Resort Group 10.25% 8/1/07                                                                       15,000             16,050
OMI 7.625% 12/1/13                                                                                        85,000             87,655
Penn National Gaming 8.875% 3/15/10                                                                       90,000             94,612
Royal Caribbean Cruises 7.25% 3/15/18                                                                     30,000             32,593
Seabulk International 9.50% 8/15/13                                                                        5,000              5,600
Stena 9.625% 12/1/12                                                                                      35,000             38,325
[S]Town Sports International 11.00% 2/1/14                                                                15,000             10,988
United AirLines 7.73% 7/1/10                                                                               9,992              9,896
Wheeling Island Gaming 10.125% 12/15/09                                                                   55,000             57,819
                                                                                                                         ----------
                                                                                                                            784,149
                                                                                                                         ----------
Services Non-Cyclical - 7.59%
#Accellent 144A 10.50% 12/1/13                                                                            35,000             36,750
Aleris International 9.00% 11/15/14                                                                       60,000             63,000
Allied Waste North America 9.25% 9/1/12                                                                   55,000             59,813
Casella Waste Systems 9.75% 2/1/13                                                                        55,000             58,025
#CRC Health 144A 10.75% 2/1/16                                                                            20,000             20,400
Geo Subordinate 11.00% 5/15/12                                                                            45,000             43,650
HealthSouth 10.75% 10/1/08                                                                                60,000             59,550
US Oncology 10.75% 8/15/14                                                                                55,000             61,050
[S]Vanguard Health 11.25% 10/1/15                                                                         60,000             44,100
                                                                                                                         ----------
                                                                                                                            446,338
                                                                                                                         ----------
Technology & Electronics - 3.23%
MagnaChip Semiconductor 8.00% 12/15/14                                                                    50,000             48,625
Sanmina-SCI
   8.125% 3/1/16                                                                                          20,000             20,350
   10.375% 1/15/10                                                                                        55,000             60,569
#Sungard Data Systems 144A 10.25% 8/15/15                                                                 60,000             60,600
                                                                                                                         ----------
                                                                                                                            190,144
                                                                                                                         ----------
Telecommunications - 7.87%
Alaska Communications Systems 9.875% 8/15/11                                                              20,000             21,950
++Allegiance Telecom 11.75% 2/15/08                                                                        10,000              2,650
American Cellular 10.00% 8/1/11                                                                           15,000             16,388
American Tower 7.125% 10/15/12                                                                            15,000             15,638
#Centennial Communications 144A 10.00% 1/1/13                                                             20,000             20,800
Cincinnati Bell 8.375% 1/15/14                                                                            55,000             54,312
[S]Inmarsat Finance 10.375% 11/15/12                                                                      80,000             67,099
iPCS 11.50% 5/1/12                                                                                         5,000              5,788
oIwo Escrow 8.35% 1/15/12                                                                                  5,000              5,213
MCI
   6.908% 5/1/07                                                                                           8,000              8,100
   7.688% 5/1/09                                                                                          25,000             25,844
PanAmSat 9.00% 8/15/14                                                                                    15,000             15,844
Qwest 7.875% 9/1/11                                                                                       15,000             15,938
o#Qwest 144A 7.741% 6/15/13                                                                               25,000             27,094
Rural Cellular 9.875% 2/1/10                                                                              30,000             32,399
o#Rural Cellular 144A 10.041% 11/1/12                                                                     20,000             20,650
#Telcordia Technologies 144A 10.00% 3/15/13                                                               60,000             55,199
Triton Communications 9.375% 2/1/11                                                                       45,000             30,375
oUS LEC 12.716% 10/1/09                                                                                   20,000             21,600
                                                                                                                         ----------
                                                                                                                            462,881
                                                                                                                         ----------

Utilities - 4.32%
Avista 9.75% 6/1/08                                                                                        5,000              5,455
++Calpine 10.50% 5/15/06                                                                                   5,000              2,100
++#Calpine 144A 9.90% 7/15/07                                                                             24,438             22,024
#Dynegy Holdings 144A 10.125% 7/15/13                                                                     30,000             34,013
Elwood Energy 8.159% 7/5/26                                                                               87,386             95,322
Midwest Generation 8.30% 7/2/09                                                                           10,000             10,350
NRG Energy 7.25% 2/1/14                                                                                   50,000             50,938
Orion Power Holdings 12.00% 5/1/10                                                                        25,000             28,625
Reliant Energy 9.50% 7/15/13                                                                               5,000              4,975
#=++USGen New England 144A 7.459% 1/2/15                                                                  20,000                144
                                                                                                                         ----------
                                                                                                                            253,946
                                                                                                                         ----------
Total Corporate Bonds (cost $5,330,668)                                                                                   5,236,421
                                                                                                                         ----------

Convertible Bonds - 0.18%
#Charter Communications 144A 5.875% 11/16/09, exercise price $2.42,
   expiration date 11/16/09                                                                               15,000             10,613
                                                                                                                         ----------
Total Convertible Bonds (cost $12,550)                                                                                       10,613
                                                                                                                         ----------

Emerging Market Bonds - 0.11%
Venezuela Government 9.375% 1/13/34                                                                        5,000              6,263
                                                                                                                         ----------
Total Emerging Market Bonds (cost $5,288)                                                                                     6,263
                                                                                                                         ----------
                                                                                                        Number of
                                                                                                         Shares
Common Stock - 0.95%
=@+[TT]Avado Brands Restricted                                                                               121              1,698
B&G Foods                                                                                                    450              6,651
+Foster Wheeler                                                                                              274             13,495
+Mirant                                                                                                      913             25,563
+Petroleum Geo-Services ADR                                                                                  195              7,018
+XM Satellite Radio Holdings Class A                                                                          50              1,309
                                                                                                                         ----------
Total Common Stock (cost $44,921)                                                                                            55,734
                                                                                                                         ==========

Warrants - 0.00%
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                 55                  0
                                                                                                                         ----------
Total Warrants (cost $4,679)                                                                                                      0
                                                                                                                         ----------
                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements - 8.64%
With BNP Paribas 4.37% 2/1/06
(dated 1/31/06, to be repurchased at $297,836,
collateralized by $140,100 U.S. Treasury Notes
2.00% due 5/15/06, market value $139,755,
$65,700 U.S. Treasury Notes 2.375%
due 8/15/06, market value $65,676 and $99,300 U.S. Treasury
Notes 2.625% due 11/15/06, market value $98,431)                                                        $297,800            297,800

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be repurchased at
$210,225, collateralized by $16,300 U.S. Treasury Bills due 6/22/06, market value $16,008, $96,000, U.S. Treasury Notes 3.50% due 11/15/06, market value
$95,963 and $105,100 U.S. Treasury Notes 3.625% due 7/15/09, market
value $102,474)                                                                                          210,200            210,200
                                                                                                                         ----------
Total Repurchase Agreements (cost $508,000)                                                                                 508,000
                                                                                                                         ----------

Total Market Value of Securities - 98.94%
   (cost $5,906,106)                                                                                                      5,817,031
Receivables and Other Assets Net of Liabilities (See Notes) - 1.06%                                                          62,361
                                                                                                                         ----------
Net Assets Applicable to 781,270 Shares Outstanding - 100.00%                                                            $5,879,392
                                                                                                                         ==========

+    Non-income producing security for the period ended January 31, 2006.
++   Non-income producing security. Security is currently in default.
o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.
[S] Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $1,009,082, which represented 17.16% of the Portfolio's net assets. See Note 3 in "Notes."
[TT] Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2006, the aggregate amount of the restricted security equals $1,698 or 0.03% of the Portfolio's net assets. See Note 3 in "Notes."
= Security is being fair valued in accordance with the Portfolio's fair valuation policy. At January 31, 2006, the aggregate amount of fair valued securities equals $1,842, which represented 0.03% of the Portfolio's net assets. See Note 1 in "Notes."
(S) Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
@ Illiquid security. At January 31, 2005, the aggregate amount of illiquid securities equals $1,698, which represented 0.03% of the Portfolio's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The High-Yield Bond Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                   $5,913,716
                                                      ----------
Aggregate unrealized appreciation                         68,224
Aggregate unrealized depreciation                       (164,909)
                                                      ----------
Net unrealized depreciation                           $  (96,685)
                                                      ==========

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $4,128,523 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,297,211 expires in 2007, $1,887,452 expires in 2008, $612,814 expires in 2009 and $331,046 expires in
2010.

3. Credit and Market Risk
The Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investor Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Illiquid securities have been denoted on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The International Equity Portfolio
----------------------------------------------------------

January 31, 2006

                                                                                                    Number of          Market
                                                                                                    Shares            Value (U.S.$)
Common Stock- 97.49%[T]
Australia - 10.10%
*Amcor                                                                                                4,477,191     $   23,251,519
*Coles Myer                                                                                           3,719,613         29,469,257
Foster's Group                                                                                       11,261,853         44,996,176
*National Australia Bank                                                                              2,212,228         56,823,559
Telstra                                                                                              11,980,640         36,150,826
*Wesfarmers                                                                                             536,929         15,489,117
                                                                                                                    --------------
                                                                                                                       206,180,454
                                                                                                                    --------------
Belgium - 2.30%
Fortis                                                                                                1,345,861         47,027,024
                                                                                                                    --------------
                                                                                                                        47,027,024
                                                                                                                    --------------
Finland - 1.57%
*UPM-Kymmene                                                                                          1,567,056         32,004,470
                                                                                                                    --------------
                                                                                                                        32,004,470
                                                                                                                    --------------
France - 8.01%
*Compagnie de Saint-Gobain                                                                              608,208         39,865,938
*Societe Generale                                                                                       385,102         50,858,521
*Suez                                                                                                   178,374          6,596,820
+Suez Strip                                                                                             178,374              2,167
*Total                                                                                                  239,971         66,240,788
                                                                                                                    --------------
                                                                                                                       163,564,234
                                                                                                                    --------------
Germany - 5.87%
Bayer                                                                                                 1,073,704         44,783,371
*RWE                                                                                                    910,851         75,140,749
                                                                                                                    --------------
                                                                                                                       119,924,120
                                                                                                                    --------------
Hong Kong - 2.92%
Hong Kong Electric Holdings                                                                           6,581,900         31,647,422
Wharf Holdings                                                                                        7,285,013         28,078,877
                                                                                                                    --------------
                                                                                                                        59,726,299
                                                                                                                    --------------
Italy - 5.29%
Banca Intesa                                                                                         11,992,262         68,224,019
UniCredito Italiano                                                                                   5,569,517         39,754,272
                                                                                                                    --------------
                                                                                                                       107,978,291
                                                                                                                    --------------
Japan - 14.94%
Canon                                                                                                   885,100         53,407,004
Hitachi                                                                                               3,178,000         22,399,175
Kao                                                                                                     226,000          6,510,251
KDDI                                                                                                      7,041         37,204,772
Matsushita Electric Industrial                                                                          401,000          8,714,795
Millea Holdings                                                                                           1,183         22,685,057
Nintendo                                                                                                 58,700          8,049,460
Takeda Pharmaceutical                                                                                 1,052,600         59,566,771
*Toyota Motor                                                                                         1,345,700         69,730,768
West Japan Railway                                                                                        4,121         16,963,769
Yokohama Reito                                                                                            1,000              8,310
                                                                                                                    --------------
                                                                                                                       305,240,132
                                                                                                                    --------------
Netherlands - 4.91%
ING Groep                                                                                             1,689,782         60,296,628
Reed Elsevier                                                                                         2,844,388         39,983,481
                                                                                                                    --------------
                                                                                                                       100,280,109
                                                                                                                    --------------
New Zealand - 1.59%
*Telecom Corporation of New Zealand                                                                   8,374,415         32,539,543
                                                                                                                    --------------
                                                                                                                        32,539,543
                                                                                                                    --------------
Republic of Korea - 0.95%
POSCO ADR                                                                                               336,681         19,322,123
                                                                                                                    --------------
                                                                                                                        19,322,123
                                                                                                                    --------------
Singapore - 1.96%
Jardine Matheson Holdings                                                                               823,615         14,001,455
Oversea-Chinese Banking                                                                               6,218,200         26,067,295
                                                                                                                    --------------
                                                                                                                        40,068,750
                                                                                                                    --------------

South Africa - 1.06%
Sasol                                                                                                   528,298         21,592,591
                                                                                                                    --------------
                                                                                                                        21,592,591
                                                                                                                    --------------
Spain - 7.82%
*Banco Santander Central Hispanoamericano                                                             2,789,715         40,130,073
*Iberdrola                                                                                            1,796,705         51,145,505
Telefonica                                                                                            4,483,633         68,419,217
                                                                                                                    --------------
                                                                                                                       159,694,795
                                                                                                                    --------------
Taiwan - 0.70%
Chunghwa Telecom ADR                                                                                    769,100         14,320,642
                                                                                                                    --------------
                                                                                                                        14,320,642
                                                                                                                    --------------
United Kingdom - 27.50%
Aviva                                                                                                 1,517,091         19,472,051
BG Group                                                                                              5,587,080         63,113,514
BOC Group                                                                                             1,153,704         30,457,345
*Boots Group                                                                                          3,124,585         35,379,728
BP                                                                                                    3,836,700         46,173,137
Brambles Industries                                                                                   4,023,004         29,109,971
Compass Group                                                                                         1,387,214          5,478,481
GKN                                                                                                   3,359,235         17,748,456
GlaxoSmithKline                                                                                       2,434,077         62,266,856
HBOS                                                                                                  3,559,444         62,592,541
Lloyds TSB Group                                                                                      4,901,486         44,447,644
Rio Tinto                                                                                               493,091         25,166,416
Royal Bank of Scotland Group                                                                            652,327         20,203,558
*Royal Dutch Shell Class A                                                                            1,614,410         54,959,197
Unilever                                                                                              4,297,840         45,185,747
                                                                                                                    --------------
                                                                                                                       561,754,642
                                                                                                                    --------------
Total Common Stock (cost $1,497,819,636)                                                                             1,991,218,219

                                                                                                                    ==============
                                                                                                    Principal
                                                                                                    Amount
Repurchase Agreements- 2.34%
With BNP Paribas 4.37% 2/1/06
(dated 1/31/06, to be repurchased at 28,049,404,
collateralized by $13,195,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $13,160,672,
$6,188,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $6,184,706 and $9,354,000 U.S. Treasury
Notes 2.625% due 11/15/06, market value $9,269,187)                                                 $28,046,000         28,046,000

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be repurchased at
$19,794,397, collateralized by $1,534,000 U.S. Treasury Bills due 6/22/06,
market value $1,507,409, $9,045,000 U.S. Treasury Notes 3.50% due 11/15/06,
market value $9,036,741 and $9,896,000 U.S. Treasury Notes 3.625% due 7/15/09,
market value $9,649,880)                                                                             19,792,000         19,792,000
                                                                                                                    --------------
Total Repurchase Agreements (cost $47,838,000)                                                                          47,838,000
                                                                                                                    --------------

Total Market Value of Securities Before Securities Lending Collateral - 99.83%
   (cost $1,545,657,636)                                                                                             2,039,056,219
                                                                                                                    ==============

Securities Lending Collateral**- 13.13%
Short-Term Investments
Fixed Rate Notes - 3.13%
Citigroup Global Markets 4.54% 2/1/06                                                                 60,538,332        60,538,332
Washington Mutual 4.54% 3/28/06                                                                        3,402,128         3,402,129
                                                                                                                    --------------
                                                                                                                        63,940,461
                                                                                                                    --------------
oVariable Rate Notes - 10.00%
ANZ National 4.40% 2/28/07                                                                             1,701,064         1,701,064
Australia New Zealand 4.49% 2/28/07                                                                    8,505,321         8,505,321
Bank of America 4.57% 2/23/07                                                                         11,056,917        11,056,917
Bank of New York 4.39% 2/28/07                                                                         6,804,257         6,804,257
Bank of the West 4.36% 3/2/06                                                                          8,505,321         8,505,321
Bayerische Landesbank 4.54% 8/25/06                                                                    8,505,321         8,505,321
Bear Stearns 4.48% 7/31/06                                                                            10,206,385        10,206,385
Beta Finance 4.58% 4/18/06                                                                             8,505,321         8,505,111
Canadian Imperial Bank 4.49% 2/28/07                                                                   4,252,661         4,252,661

CDC Financial Products 4.60% 2/28/06                                                                  11,056,917        11,056,917
Citigroup Global Markets 4.57% 2/7/06                                                                 11,056,917        11,056,917
Commonwealth Bank Australia 4.49% 2/28/07                                                              8,505,321         8,505,321
Credit Suisse First Boston New York 4.46% 4/18/06                                                      9,185,747         9,185,747
Goldman Sachs 4.64% 1/31/07                                                                           11,056,917        11,056,917
Manufacturers & Traders 4.52% 9/26/06                                                                  8,505,321         8,503,934
Marshall & Ilsley Bank 4.45% 2/28/07                                                                   9,355,853         9,355,853
Merrill Lynch Mortgage Capital 4.60% 2/7/06                                                            7,654,789         7,654,789
Morgan Stanley 4.68% 1/31/07                                                                          10,546,598        10,546,598
Nordea Bank Norge ASA 4.42% 2/28/07                                                                    8,505,321         8,505,321
Procter & Gamble 4.46% 2/28/07                                                                         8,505,321         8,505,321
Royal Bank of Scotland 4.48% 2/28/07                                                                   8,505,321         8,505,321
Sigma Finance 4.58% 3/16/06                                                                            2,551,596         2,551,682
Societe Generale New York 4.36% 2/28/07                                                                4,252,660         4,252,660
Toyota Motor Credit 4.55% 6/23/06                                                                      8,505,321         8,505,751
Wells Fargo 4.46% 2/28/07                                                                              8,505,321         8,505,321
                                                                                                                    --------------
                                                                                                                       204,296,728
                                                                                                                    --------------
Total Securities Lending Collateral (cost $268,237,189)                                                                268,237,189
                                                                                                                    ==============
Total Market Value of Securities - 112.96%
 (cost $1,813,894,825)                                                                                              2,307,293,408[y]
Obligation to Return Securities Lending Collateral**- (13.13%)                                                       (268,237,189)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.17%                                                      3,400,961
                                                                                                                    --------------
Net Assets Applicable to 94,334,516 Shares Outstanding - 100.00%                                                    $2,042,457,180
                                                                                                                    ==============

+    Non-income producing security for the period ended January 31, 2006.
[T] Securities have been classified by country of origin. *Fully or partially on loan.
**   See Note 4 in "Notes."
o Variable rate notes. The interest rate shown is the rate as of January 31, 2006.
[y]  Includes $257,490,633 of securities loaned.

ADR  - American Depositary Receipts

The following foreign currency exchange contract was outstanding at January 31, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                                           Unrealized
Contracts to Deliver                           In Exchange For                Settlement Date             Appreciation
--------------------                           ---------------                ---------------             ------------
(59,586,500) British Pounds                     US$106,540,662                   4/28/06                    $498,840
                                                                                                            --------
                                                                                                            $498,840
                                                                                                            ========

(1) See Note 3 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                               $1,816,122,385
                                                  --------------
Aggregate unrealized appreciation                    496,817,445
Aggregate unrealized depreciation                     (5,646,422)
                                                  --------------
Net unrealized appreciation                       $  491,171,023
                                                  ==============

3. Foreign Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2005, the market value of securities on loan was $257,490,633, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Security Lending Collateral."

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The International Fixed Income Portfolio
----------------------------------------------------------------

January 31, 2006

                                                                                                   Principal              Market
                                                                                                   Amount[o]           Value (U.S.$)
Bonds - 97.77%
Austria - 6.50%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                                   JPY    300,000,000        $ 2,669,552
Republic of Austria 5.25% 1/4/11                                                              EUR      1,100,000          1,459,143
                                                                                                                        -----------
                                                                                                                          4,128,695
                                                                                                                        -----------
Belgium - 4.74%
Kingdom of Belgium
   5.50% 3/28/28                                                                              EUR      1,000,000          1,534,450
   5.75% 9/28/10                                                                              EUR      1,100,000          1,480,982
                                                                                                                        -----------
                                                                                                                          3,015,432
                                                                                                                        -----------
Finland - 1.54%
Republic of Finland 5.00% 4/25/09                                                             EUR        760,000            976,670
                                                                                                                        -----------
                                                                                                                            976,670
                                                                                                                        -----------
France - 10.51%
Government of France
   4.00% 10/25/09                                                                             EUR      2,100,000          2,629,450
   5.00% 10/25/16                                                                             EUR      2,820,000          3,876,287
   5.50% 4/25/10                                                                              EUR        130,000            172,259
                                                                                                                        -----------
                                                                                                                          6,677,996
                                                                                                                        -----------
Germany - 19.49%
Deutschland Republic
   4.00% 2/16/07                                                                              EUR      1,000,000          1,229,821
   4.50% 1/4/13                                                                               EUR        200,000            259,805
   5.00% 7/4/11                                                                               EUR        760,000          1,002,217
   6.50% 7/4/27                                                                               EUR        500,000            853,052
DSL Finance 5.75% 3/19/09                                                                     DEM      1,500,000            998,522
Kredit Fuer Wiederaufbau
  1.75% 3/23/10                                                                               JPY    220,000,000          1,953,871
   1.85% 9/20/10                                                                              JPY    260,000,000          2,320,006
   5.00% 7/4/11                                                                               EUR      1,400,000          1,844,136
Rentenbank 1.375% 4/25/13                                                                     JPY    225,000,000          1,929,430
                                                                                                                        -----------
                                                                                                                         12,390,860
                                                                                                                        -----------
Ireland - 4.22%
Republic of Ireland 5.00% 4/18/13                                                             EUR      2,000,000          2,682,809
                                                                                                                        -----------
                                                                                                                          2,682,809
                                                                                                                        -----------
Italy - 4.39%
Republic of Italy
   0.375% 10/10/06                                                                            JPY     96,000,000            820,257
   0.65% 3/20/09                                                                              JPY    230,000,000          1,972,597
                                                                                                                        -----------
                                                                                                                          2,792,854
                                                                                                                        -----------
Japan - 9.81%
Development Bank of Japan
   1.40% 6/20/12                                                                              JPY    130,000,000          1,126,785
   1.75% 6/21/10                                                                              JPY    320,000,000          2,842,905
Japan Finance Corporation for Municipal Enterprises 1.55% 2/21/12                             JPY    260,000,000          2,267,571
                                                                                                                        -----------
                                                                                                                          6,237,261
                                                                                                                        -----------
Netherlands - 8.74%
Bank Nederlandse Gemeenten 4.625% 9/13/12                                                     EUR      1,800,000          2,337,114
Netherlands Government
   3.75% 7/15/14                                                                              EUR        100,000            124,436
   5.75% 2/15/07                                                                              EUR        200,000            250,377
   7.50% 1/15/23                                                                              EUR      1,580,000          2,840,033
                                                                                                                        -----------
                                                                                                                          5,551,960
                                                                                                                        -----------
Spain - 3.69%
Kingdom of Spain 3.10% 9/20/06                                                                JPY    270,000,000          2,345,900
                                                                                                                        -----------
                                                                                                                          2,345,900
                                                                                                                        -----------
Supranational - 9.19%
European Investment Bank 2.125% 9/20/07                                                       JPY     90,000,000            790,894
Inter-American Development Bank 1.90% 7/8/09                                                  JPY    300,000,000          2,670,624
International Bank for Reconstruction & Development 2.00% 2/18/08                             JPY    270,000,000          2,376,595
                                                                                                                        -----------
                                                                                                                          5,838,113
                                                                                                                        -----------

Sweden - 14.94%
Swedish Government
   4.50% 8/12/15                                                                              SEK     15,000,000          2,141,841
   5.00% 1/28/09                                                                              SEK     14,000,000          1,946,693
   5.50% 10/8/12                                                                              SEK     17,000,000          2,523,236
   6.75% 5/5/14                                                                               SEK     17,700,000          2,884,697
                                                                                                                        -----------
                                                                                                                          9,496,467
                                                                                                                        -----------
Total Bonds (cost $63,449,549)                                                                                           62,135,017
                                                                                                                        ===========

Repurchase Agreements - 0.50%
With BNP Paribas 4.37% 2/1/06 (dated 1/31/06, to be repurchased at $185,322, collateralized by $87,200 U.S. Treasury Notes 2.00% due 5/15/06, market value
$86,934, $40,900 U.S. Treasury Notes 2.375% due 8/15/06, market value $40,854 and $61,800 U.S. Treasury Notes 2.625% due 11/15/06, market value $61,229)
                                                                                             USD         185,300             185,300

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be repurchased at
$130,716, collateralized by $10,100 U.S. Treasury Bills due 6/22/06, market value $9,958, $59,700 U.S. Treasury Notes 3.50% due 11/15/06, market value
$59,693 and $65,400 U.S. Treasury Notes 3.625% due 7/15/09, market value
$63,744)
                                                                                                         130,700             130,700

Total Repurchase Agreements (cost
$316,000)
316,000

Total Market Value of Securities - 98.27%
   (cost $63,765,549)                                                                                                    62,451,017
Receivables and Other Assets Net of Liabilities (See Notes) - 1.73%                                                       1,101,174
                                                                                                                        -----------
Net Assets Applicable to 6,037,183 Shares Outstanding - 100.00%                                                         $63,552,191
                                                                                                                        ===========

[o] Principal amount shown is stated in the currency in which each security is denominated.

DEM - German Mark
EUR - European Monetary Unit
JPY - Japanese Yen
SEK - Swedish Krone
USD - U.S. Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The International Fixed Income Portfolio (the "Portfolio").

Security Valuation - Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements -The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                  $63,765,549
                                                     -----------
Aggregate unrealized appreciation                      1,797,182
Aggregate unrealized depreciation                     (3,111,714)
                                                     -----------
Net unrealized depreciation                          $(1,314,532)
                                                     ===========

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $1,182,281 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $287,046 expires in 2008 and $895,235 expires in 2009.

3. Foreign Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at January 31, 2006.

4. Credit and Market Risks
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Labor Select International Equity Portfolio
-----------------------------------------------------------------------

January 31, 2006

                                                                                                    Number of           Market
                                                                                                    Shares            Value (U.S.$)
Common Stock- 98.53%[T]
Australia - 10.51%
Amcor                                                                                                 1,748,043       $  9,078,160
Coles Myer                                                                                            1,500,457         11,887,622
Foster's Group                                                                                        4,585,294         18,320,315
National Australia Bank                                                                                 892,676         22,929,385
Telstra                                                                                               4,568,699         13,785,761
Wesfarmers                                                                                              198,521          5,726,856
                                                                                                                      ------------
                                                                                                                        81,728,099
                                                                                                                      ------------
Belgium - 2.22%
Fortis Group                                                                                            492,750         17,217,652
                                                                                                                      ------------
                                                                                                                        17,217,652
                                                                                                                      ------------
Finland - 1.62%
UPM-Kymmene                                                                                             616,052         12,581,821
                                                                                                                      ------------
                                                                                                                        12,581,821
                                                                                                                      ------------
France - 6.89%
Societe Generale                                                                                        231,793         30,611,757
*Suez                                                                                                   106,724          3,946,982
+Suez Strip                                                                                             106,724              1,297
*Total                                                                                                   68,935         19,028,586
                                                                                                                      ------------
                                                                                                                        53,588,622
                                                                                                                      ------------
Germany - 6.65%
Bayer                                                                                                   495,034         20,647,489
RWE                                                                                                     376,460         31,056,107
                                                                                                                      ------------
                                                                                                                        51,703,596
                                                                                                                      ------------
Hong Kong - 2.94%
Hong Kong Electric Holdings                                                                           2,614,500         12,571,170
Wharf Holdings                                                                                        2,663,000         10,264,093
                                                                                                                      ------------
                                                                                                                        22,835,263
                                                                                                                      ------------
Italy - 7.27%
Banca Intesa                                                                                          5,123,809         29,149,367
UniCredito Italiano SpA                                                                               3,833,879         27,365,581
                                                                                                                      ------------
                                                                                                                        56,514,948
                                                                                                                      ------------
Japan - 12.49%
Canon                                                                                                   345,000         20,817,327
Kao                                                                                                      83,000          2,390,933
KDDI                                                                                                      2,935         15,508,593
Matsushita Electric Industrial                                                                          457,000          9,931,824
Millea Holdings                                                                                             621         11,908,217
Nintendo                                                                                                 27,500          3,771,042
Takeda Pharmaceutical                                                                                   444,100         25,131,677
West Japan Railway                                                                                        1,860          7,656,542
                                                                                                                      ------------
                                                                                                                        97,116,155
                                                                                                                      ------------
Netherlands - 5.44%
ING Groep                                                                                               698,350         24,919,281
Reed Elsevier                                                                                         1,233,971         17,345,895
                                                                                                                      ------------
                                                                                                                        42,265,176
                                                                                                                      ------------
New Zealand - 1.65%
*Telecom Corporation of New Zealand                                                                   3,298,144         12,815,235
                                                                                                                      ------------
                                                                                                                        12,815,235
                                                                                                                      ------------
Spain - 9.42%
*Banco Santander Central Hispanoamericano                                                             1,418,342         20,402,861
*Iberdrola                                                                                              912,025         25,961,958
Telefonica                                                                                            1,758,717         26,837,620
                                                                                                                      ------------
                                                                                                                        73,202,439
                                                                                                                      ------------
United Kingdom - 31.43%
Aviva                                                                                                   606,899          7,789,624
BG Group                                                                                              2,833,713         32,010,563
BHP Billiton                                                                                            495,282          9,150,036
BOC Group                                                                                               519,366         13,711,064
*Boots Group                                                                                          1,435,262         16,251,496
BP                                                                                                    1,383,007         16,643,932

Brambles Industries                                                                                   2,441,008         17,662,839
GKN                                                                                                   1,685,866          8,907,242
GlaxoSmithKline                                                                                         946,625         24,215,899
HBOS                                                                                                  1,416,413         24,907,510
Lloyds TSB Group                                                                                      2,005,519         18,186,443
Northern Foods                                                                                        2,897,768          6,997,891
Royal Bank of Scotland Group                                                                            249,182          7,717,545
*Royal Dutch Shell Class A                                                                              666,880         22,702,528
Unilever                                                                                              1,654,570         17,395,478
                                                                                                                      ------------
                                                                                                                       244,250,090
                                                                                                                      ------------
Total Common Stock (cost $575,522,215)                                                                                 765,819,096
                                                                                                                      ============

                                                                                                    Principal
                                                                                                    Amount
Repurchase Agreements- 2.16%
With BNP Paribas 4.37% 2/1/06 (dated 1/31/06, to be repurchased at $9,836,194, collateralized by $4,627,000 U.S. Treasury Notes 2.00% due 5/15/06, market value
$4,614,956, $2,170,000 U.S. Treasury Notes 2.375% due 8/15/06, market value
$2,168,745 and $3,280,000 U.S. Treasury Notes 2.625% due 11/15/06,
market value $3,250,358)                                                                            $ 9,835,000          9,835,000

With Cantor Fitzgerald 4.36% 2/1/06
(dated 1/31/06, to be repurchased at $6,940,841,
collateralized by $538,000 U.S. Treasury Bills
due 6/22/06, market value $528,620 ,
$3,172,000, U.S. Treasury Notes 3.50%
due 11/15/06, market value $3,168,848 and
$3,470,000 U.S. Treasury Notes 3.625%
due 7/15/09, market value $3,383,852)                                                                 6,940,000          6,940,000
                                                                                                                      ------------
Total Repurchase Agreements (cost $16,775,000)                                                                          16,775,000
                                                                                                                      ------------

Total Market Value of Securities Before Security Lending Collateral - 100.69%
   (cost $592,297,215)                                                                                                 782,594,096

Securities Lending Collateral**- 8.01%
Short-Term Investments
Fixed Rate Notes - 1.91%
Citigroup Global Markets 4.54% 2/1/06                                                                 14,045,959        14,045,959
Washington Mutual 4.54% 3/28/06                                                                          789,354           789,354
                                                                                                                      ------------
                                                                                                                        14,835,313
                                                                                                                      ------------
oVariable Rate Notes - 6.10%
ANZ National 4.40% 2/28/07                                                                               394,677           394,677
Australia New Zealand 4.49% 2/28/07                                                                    1,973,384         1,973,384
Bank of America 4.57% 2/23/07                                                                          2,565,400         2,565,400
Bank of New York 4.39% 2/28/07                                                                         1,578,707         1,578,707
Bank of the West 4.36% 3/2/06                                                                          1,973,384         1,973,384
Bayerische Landesbank 4.54% 8/25/06                                                                    1,973,384         1,973,384
Bear Stearns 4.48% 7/31/06                                                                             2,368,061         2,368,061
Beta Finance 4.58% 4/18/06                                                                             1,973,384         1,973,336
Canadian Imperial Bank 4.49% 2/28/07                                                                     986,692           986,692
CDC Financial Products 4.60% 2/28/06                                                                   2,565,400         2,565,400
Citigroup Global Markets 4.57% 2/7/06                                                                  2,565,400         2,565,400
Commonwealth Bank Australia 4.49% 2/28/07                                                              1,973,384         1,973,384
Credit Suisse First Boston New York 4.46% 4/18/06                                                      2,131,255         2,131,255
Goldman Sachs 4.64% 1/31/07                                                                            2,565,399         2,565,399
Manufacturers & Traders 4.52% 9/26/06                                                                  1,973,384         1,973,062
Marshall & Ilsley Bank 4.45% 2/28/07                                                                   2,170,723         2,170,723
Merrill Lynch Mortgage Capital 4.60% 2/7/06                                                            1,776,046         1,776,046
Morgan Stanley 4.68% 1/31/07                                                                           2,446,996         2,446,996
Nordea Bank Norge ASA 4.42% 2/28/07                                                                    1,973,384         1,973,384
Procter & Gamble 4.46% 2/28/07                                                                         1,973,384         1,973,384
Royal Bank of Scotland 4.48% 2/28/07                                                                   1,973,384         1,973,384
Sigma Finance 4.58% 3/16/06                                                                              592,015           592,035
Societe Generale New York 4.36% 2/28/07                                                                  986,692           986,692
Toyota Motor Credit 4.55% 6/23/06                                                                      1,973,384         1,973,484
Wells Fargo 4.46% 2/28/07                                                                              1,973,384         1,973,384
                                                                                                                      ------------
                                                                                                                        47,400,437
                                                                                                                      ------------
Total Securities Lending Collateral (cost $62,235,750)                                                                  62,235,750
                                                                                                                      ============

Total Market Value of Securities - 108.70%
   (cost $654,532,965)                                                                                                844,829,846[y]
Obligation to Return Securities Lending Collateral** - (8.01%)                                                        (62,235,750)
Liabilities Net of Receivables and Other Assets (See Notes) - (0.69%)                                                  (5,350,987)
                                                                                                                      ------------
Net Assets Applicable to 40,991,768 Shares Outstanding - 100.00%                                                      $777,243,109
                                                                                                                      ============

[T] Securities have been classified by country of origin.
+   Non-income producing security for the period ended January 31, 2006.
*   Fully or partially on loan.
**  See Note 4 in "Notes."
o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.
[y] Includes $59,681,017 of securities loaned.

The following forward foreign currency exchange contracts were outstanding at January 31, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                                          Unrealized
                                                                                                          Appreciation
Contracts to Receive (Deliver)                 In Exchange For                 Settlement Date           (Depreciation)
-----------------------------                  ---------------                 ---------------           -------------
    882,724  British Pounds                  US$   (1,563,216)                   2/01/06                  $    7,106
(36,298,500) British Pounds                  US$   64,901,718                    4/28/06                     303,880
106,420,778  Japanese Yen                    US$     (912,465)                   2/01/06                     (5,482)
 33,947,243  Japanese Yen                    US$     (288,741)                   2/02/06                         578
                                                                                                           ----------
                                                                                                           $ 306,082
                                                                                                           =========

(1) See Note 3 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Labor Select International Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio was as follows:

Cost of investments                                 $655,852,933
                                                    ------------
Aggregate unrealized appreciation                    191,805,459
Aggregate unrealized depreciation                     (2,828,546)
                                                    ------------
Net unrealized appreciation                         $188,976,913
                                                    ============

3. Foreign Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At January 31, 2006, the market value of securities on loan was $59,681,017, for which cash collateral was received and invested in accordance with the Lending Agreement. Such Investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Large-Cap Growth Equity Portfolio
-------------------------------------------------------------

January 31, 2006

                                                                                                        Number of        Market
                                                                                                        Shares           Value
Common Stock - 98.74%
Basic Industry/Capital Goods - 3.43%
Praxair                                                                                                   40,000        $ 2,107,200
                                                                                                                        -----------
                                                                                                                          2,107,200
                                                                                                                        -----------
Business Services - 17.62%
Expeditors International Washington                                                                       31,000          2,279,740
First Data                                                                                                54,000          2,435,400
Moody's                                                                                                   30,000          1,899,600
Paychex                                                                                                   54,000          1,962,900
United Parcel Service Class B                                                                             30,000          2,247,300
                                                                                                                        -----------
                                                                                                                         10,824,940
                                                                                                                        -----------
Consumer Non-Durables - 14.79%
Procter & Gamble                                                                                          38,000          2,250,740
Staples                                                                                                  110,000          2,608,100
Wal-Mart Stores                                                                                           40,000          1,844,400
Walgreen                                                                                                  55,000          2,380,400
                                                                                                                        -----------
                                                                                                                          9,083,640
                                                                                                                        -----------
Consumer Services - 20.89%
+Apollo Group Class A                                                                                     31,000          1,725,770
+eBay                                                                                                     54,000          2,327,400
International Game Technology                                                                             65,000          2,325,700
+Liberty Global Class C                                                                                   66,500          1,344,630
+MGM MIRAGE                                                                                               53,000          1,964,180
+Weight Watchers International                                                                            25,000          1,176,000
+XM Satellite Radio Holdings Class A                                                                      75,000          1,963,500
                                                                                                                        -----------
                                                                                                                         12,827,180
                                                                                                                        -----------
Financials - 3.79%
Chicago Mercantile Exchange Holdings                                                                       5,500          2,327,875
                                                                                                                        -----------
                                                                                                                          2,327,875
                                                                                                                        -----------
Health Care - 16.17%
Allergan                                                                                                  21,000          2,444,400
+Genentech                                                                                                34,000          2,921,280
UnitedHealth Group                                                                                        42,000          2,495,640
+Zimmer Holdings                                                                                          30,000          2,068,500
                                                                                                                        -----------
                                                                                                                          9,929,820
                                                                                                                        -----------
Technology - 22.05%
+Intuit                                                                                                   39,000          2,040,870
Microsoft                                                                                                 90,000          2,533,500
+NAVTEQ                                                                                                   38,000          1,706,580
QUALCOMM                                                                                                  70,000          3,357,200
+SanDisk                                                                                                  32,500          2,189,200
Sprint Nextel                                                                                             75,000          1,716,750
                                                                                                                        -----------
                                                                                                                         13,544,100
                                                                                                                        -----------
Total Common Stock (cost $60,269,122)                                                                                    60,644,755
                                                                                                                        ===========
                                                                                                     Principal
                                                                                                     Amount
Federal Agency (Discount Note) - 1.27%
^Fannie Mae 4.357% 2/1/06                                                                               $780,000            780,000
                                                                                                                        -----------
Total Federal Agency (Discount Note) (cost $780,000)                                                                        780,000
                                                                                                                        ===========

Total Market Value of Securities - 100.01%
   (cost $61,049,122)                                                                                                    61,424,755
Liabilities Net of Receivables and Other Assets (See Notes) - (0.01%)                                                       (7,664)
                                                                                                                        -----------
Net Assets Applicable to 6,802,393 Shares Outstanding - 100.00%                                                         $61,417,091
                                                                                                                        ===========

+    Non-income producing security for the period ended January 31, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Large-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                  $61,051,253
                                                     -----------
Aggregate unrealized appreciation                      2,058,744
Aggregate unrealized depreciation                     (1,685,242)
                                                     -----------
Net unrealized depreciation                          $   373,502
                                                     ===========

3. Credit and Market Risk
The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Large-Cap Value Equity Portfolio
------------------------------------------------------------

January 31, 2006

                                                                                                          Number of      Market
                                                                                                          Shares         Value
Common Stock - 98.67%
Basic Materials - 5.79%
Air Products & Chemicals                                                                                   3,000         $  185,070
Dow Chemical                                                                                               4,500            190,350
duPont (E.I.) deNemours                                                                                    2,500             97,875
International Paper                                                                                        3,075            100,337
                                                                                                                         ----------
                                                                                                                            573,632
                                                                                                                         ----------
Capital Goods - 7.17%
Avery Dennison                                                                                             1,800            107,532
General Electric                                                                                           6,500            212,875
Goodrich                                                                                                   2,200             86,614
Honeywell International                                                                                    2,500             96,050
Pitney Bowes                                                                                               2,400            102,576
United Technologies                                                                                        1,800            105,066
                                                                                                                         ----------
                                                                                                                            710,713
                                                                                                                         ----------
Communication Services - 4.16%
ALLTEL                                                                                                     3,400            204,102
BCE                                                                                                        8,600            208,206
                                                                                                                         ----------
                                                                                                                            412,308
                                                                                                                         ----------
Consumer Cyclical - 8.06%
ARAMARK Class B                                                                                            4,700            125,255
Knight Ridder                                                                                              2,000            124,500
McDonald's                                                                                                 4,300            150,543
NIKE Class B                                                                                               1,800            145,710
Wal-Mart Stores                                                                                            5,500            253,605
                                                                                                                         ----------
                                                                                                                            799,613
                                                                                                                         ----------
Consumer Growth - 14.56%
CBS Class B                                                                                                5,600            146,328
CIGNA                                                                                                        900            109,440
Disney (Walt)                                                                                              9,900            250,569
Pfizer                                                                                                    14,900            382,632
Procter & Gamble                                                                                           2,965            175,617
Wyeth                                                                                                      8,200            379,250
                                                                                                                         ----------
                                                                                                                          1,443,836
                                                                                                                         ----------
Consumer Staples - 3.81%
Altria Group                                                                                               1,300             94,042
Anheuser-Busch                                                                                             2,300             95,312
PepsiCo                                                                                                    3,300            188,694
                                                                                                                         ----------
                                                                                                                            378,048
                                                                                                                         ----------
Energy - 8.95%
BP ADR                                                                                                     3,200            231,392
Chevron                                                                                                    3,000            178,140
Exxon Mobil                                                                                                4,308            270,327
Total ADR                                                                                                  1,500            207,495
                                                                                                                         ----------
                                                                                                                            887,354
                                                                                                                         ----------
Financials - 33.43%[O]
Allstate                                                                                                   5,100            265,455
American Express                                                                                           4,900            257,005
Bank of America                                                                                            8,633            381,838
Bank of New York                                                                                           5,700            181,317
Citigroup                                                                                                  8,100            377,298
JPMorgan Chase                                                                                             6,352            252,492
Mellon Financial                                                                                           3,700            130,499
Merrill Lynch                                                                                              5,200            390,364
Morgan Stanley                                                                                             6,000            368,700
PMI Group                                                                                                  3,100            134,013
PNC Financial Services Group                                                                               2,000            129,720
Progressive                                                                                                1,000            105,040
Prudential Financial                                                                                       2,700            203,418
Wachovia                                                                                                   2,500            137,075
                                                                                                                         ----------
                                                                                                                          3,314,234
                                                                                                                         ----------

Technology - 8.95%
+Cisco Systems                                                                                            11,900            220,983
Intel                                                                                                     10,400            221,208
Microsoft                                                                                                  8,000            225,200
National Semiconductor                                                                                     7,800            220,038
                                                                                                                         ----------
                                                                                                                            887,429
                                                                                                                         ----------
Utilities - 3.79%
Dominion Resources                                                                                         1,100             83,083
Exelon                                                                                                     1,600             91,872
FPL Group                                                                                                  2,400            100,296
Progress Energy                                                                                            2,300            100,326
                                                                                                                         ----------
                                                                                                                            375,577
                                                                                                                         ----------
Total Common Stock (cost $8,977,615)                                                                                      9,782,744
                                                                                                                         ==========

                                                                                                         Principal
                                                                                                         Amount
Repurchase Agreements - 0.78%
With BNP Paribas 4.37% 2/1/06 (dated 1/31/06, to be repurchased at $45,145, collateralized by $21,240 U.S. Treasury Notes 2.00% due 5/15/06, market value
$21,183, $9,960 U.S. Treasury Notes 2.375% due 8/15/06, market value $9,955 and
 $15,060 U.S. Treasury Notes 2.625%
due 11/15/06, market value $14,920)                                                                      $45,140             45,140

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be repurchased at
$31,864, collateralized by $2,470 U.S. Treasury Bills due 6/22/06, market value
$2,426, $14,560 U.S. Treasury Notes 3.50% due 11/15/06, market value $14,546 and
$15,930 U.S. Treasury Notes 3.625% due 7/15/09, market value $15,532)
                                                                                                          31,860             31,860
                                                                                                                         ----------
Total Repurchase Agreements (cost $77,000)                                                                                   77,000
                                                                                                                         ----------

Total Market Value of Securities - 99.45%
   (cost $9,054,615)                                                                                                      9,859,744
Receivables and Other Assets Net of Liabilities (See Notes) - 0.55%                                                          54,523
                                                                                                                         ----------
Net Assets Applicable to 547,940 Shares Outstanding - 100.00%                                                            $9,914,267
                                                                                                                         ==========

+    Non-income producing security for the period ended January 31, 2006.
[O] Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Summary Abbreviation
ADR - American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Large-Cap Value Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements -The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                   $9,103,252
                                                      ----------
Aggregate unrealized appreciation                        967,278
Aggregate unrealized depreciation                       (210,786)
                                                      ----------
Net unrealized appreciation                           $  756,492
                                                      ==========

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $1,811,065 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,811,065 expires in 2011.

3. Credit and Market Risks
The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Mid-Cap Growth Equity Portfolio
-----------------------------------------------------------

January 31, 2006

                                                                                                        Number of       Market
                                                                                                        Shares          Value
Common Stock- 96.98%
Basic Industry/Capital Goods - 7.82%
Allegheny Technologies                                                                                     7,500        $   388,875
Graco                                                                                                      8,500            341,530
Joy Global                                                                                                 8,800            475,552
+Mettler-Toledo International                                                                              7,600            439,964
                                                                                                                        -----------
                                                                                                                          1,645,921
                                                                                                                        -----------
Business Services - 7.66%
+Dun & Bradstreet                                                                                          5,200            375,856
Expeditors International Washington                                                                        7,100            522,134
+Fisher Scientific International                                                                           6,200            414,594
Robert Half International                                                                                  8,200            299,546
                                                                                                                        -----------
                                                                                                                          1,612,130
                                                                                                                        -----------
Consumer Durables - 3.93%
Centex                                                                                                     7,200            514,008
KB HOME                                                                                                    4,100            312,420
                                                                                                                        -----------
                                                                                                                            826,428
                                                                                                                        -----------
Consumer Non-Durables - 13.03%
+Chico's FAS                                                                                               7,900            344,124
Michaels Stores                                                                                            6,200            208,506
Nordstrom                                                                                                 14,900            621,628
Staples                                                                                                   21,000            497,910
+Starbucks                                                                                                 8,500            269,450
Tiffany & Co                                                                                               6,500            245,050
+Urban Outfitters                                                                                         20,300            554,393
                                                                                                                        -----------
                                                                                                                          2,741,061
                                                                                                                        -----------
Consumer Services - 9.50%
+Cheesecake Factory                                                                                        5,400            198,990
+Getty Images                                                                                                800             65,320
Marriott International Class A                                                                             8,200            546,448
Royal Caribbean Cruises                                                                                    6,900            282,210
Starwood Hotels & Resorts Worldwide                                                                        9,600            583,776
+West                                                                                                      7,900            322,557
                                                                                                                        -----------
                                                                                                                          1,999,301
                                                                                                                        -----------
Energy - 7.24%
Chesapeake Energy                                                                                          9,500            332,880
+National Oilwell Varco                                                                                    5,900            448,813
Rowan                                                                                                      5,500            246,565
Smith International                                                                                       11,000            495,000
                                                                                                                        -----------
                                                                                                                          1,523,258
                                                                                                                        -----------
Financials - 9.78%
+Affiliated Managers Group                                                                                 4,600            426,880
Colonial BancGroup                                                                                         8,600            214,140
Lehman Brothers Holdings                                                                                   3,200            449,440
Nuveen Investments                                                                                         6,100            276,757
PartnerRe                                                                                                  2,800            172,984
UnumProvident                                                                                             12,300            250,059
Zions Bancorp                                                                                              3,400            268,838
                                                                                                                        -----------
                                                                                                                          2,059,098
                                                                                                                        -----------
Health Care - 15.77%
+Barr Pharmaceuticals                                                                                      4,250            278,715
+Caremark Rx                                                                                               6,800            335,240
+Cytyc                                                                                                    11,500            346,150
Dade Behring Holdings                                                                                      5,400            211,302
+Invitrogen                                                                                                5,600            385,728
+Kinetic Concepts                                                                                          5,300            191,807
+Medco Health Solutions                                                                                    5,000            270,500
+MGI PHARMA                                                                                               17,900            298,393
+Neurocrine Biosciences                                                                                    5,800            352,466
Omnicare                                                                                                   1,800             89,460
+PDL BioPharma                                                                                             9,600            279,840
Shire Pharmaceuticals ADR                                                                                  5,700            277,875
                                                                                                                        -----------
                                                                                                                          3,317,476
                                                                                                                        -----------

Technology - 21.47%
+Activision                                                                                               20,400            292,536
+ADC Telecommunications                                                                                    8,500            215,560
+Amdocs                                                                                                   12,000            386,400
+Broadcom Class A                                                                                          5,600            381,920
+F5 Networks                                                                                               4,800            310,560
Intersil                                                                                                   7,900            229,574
+Juniper Networks                                                                                         21,100            382,543
Linear Technology                                                                                          8,000            297,680
+Marvell Technology Group                                                                                  4,200            287,364
Microchip Technology                                                                                       6,100            228,811
+NAVTEQ                                                                                                    3,100            139,221
+Network Appliance                                                                                         9,100            283,920
+NII Holdings                                                                                              6,500            321,490
+salesforce.com                                                                                            7,100            291,455
Satyam Computer Services ADR                                                                               5,800            227,360
+Tellabs                                                                                                  18,900            241,731
                                                                                                                        -----------
                                                                                                                          4,518,125
                                                                                                                        -----------
Transportation - 0.78%
Hunt (J.B.) Transport                                                                                      6,900            164,220
                                                                                                                        -----------
                                                                                                                            164,220
                                                                                                                        -----------
Total Common Stock (cost $15,400,898)                                                                                    20,407,018
                                                                                                                        ===========

                                                                                                        Principal
                                                                                                        Amount
Repurchase Agreements- 3.08%
With BNP Paribas 4.37% 2/1/06 (dated 1/31/06, to be repurchased at $379,346, collateralized by $178,500 U.S. Treasury Notes 2.00% due 5/15/06, market value
$177,996, $83,700 U.S. Treasury Notes 2.375% due 8/15/06, market value $83,647 and $126,500 U.S. Treasury Notes 2.625% due 11/15/06,
market value $125,364)                                                                                  $379,300            379,300

With Cantor Fitzgerald 4.36% 2/1/06
(dated 1/31/06, to be repurchased at $267,732,
collateralized by $20,700 U.S. Treasury Bills
due 6/22/06, market value $20,389,
$122,300 U.S. Treasury Notes 3.50%
due 11/15/06, market value $122,220 and
$133,800 U.S. Treasury Notes 3.625%
due 7/15/09, market value $130,513)                                                                      267,700            267,700
                                                                                                                        -----------
Total Repurchase Agreements (cost $647,000)                                                                                 647,000
                                                                                                                        -----------

Total Market Value of Securities - 100.06%
   (cost $16,047,898)                                                                                                    21,054,018
Liabilities Net of Receivables and Other Assets (See Notes) - (0.06%)                                                      (11,919)
                                                                                                                        -----------
Net Assets Applicable to 5,127,748 Shares Outstanding - 100.00%                                                         $21,042,099
                                                                                                                        ===========

+    Non-income producing security for the period ended January 31, 2006.
ADR  - American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Mid-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                 $ 16,066,518
                                                    ------------
Aggregate unrealized appreciation                      5,313,449
Aggregate unrealized depreciation                       (325,949)
                                                    ------------
Net unrealized appreciation                         $  4,987,500
                                                    ============

3. Credit and Market Risks
The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Real Estate Investment Trust Portfolio II
-------------------------------------------------------------------

January 31, 2006

                                                                                                        Number          Market
                                                                                                        of Shares       Value
Common Stock - 94.92%
Diversified REITs - 4.57%
Vornado Realty Trust                                                                                      15,100        $ 1,333,934
                                                                                                                        -----------
                                                                                                                          1,333,934
                                                                                                                        -----------
Health Care REITs - 3.51%
Medical Properties Trust                                                                                   7,800             74,568
#Medical Properties Trust 144A                                                                            33,900            324,084
Ventas                                                                                                    20,500            627,300
                                                                                                                        -----------
                                                                                                                          1,025,952
                                                                                                                        -----------
Hotel REITs - 5.10%
Hersha Hospitality Trust                                                                                  30,700            291,957
Host Marriott                                                                                             16,500            329,175
LaSalle Hotel Properties                                                                                  14,500            554,190
Strategic Hotel Capital                                                                                   14,700            314,580
                                                                                                                        -----------
                                                                                                                          1,489,902
                                                                                                                        -----------
Industrial REITs - 9.13%
AMB Property                                                                                              15,180            792,396
First Potomac Realty Trust                                                                                 6,600            194,106
ProLogis                                                                                                  32,800          1,680,016
                                                                                                                        -----------
                                                                                                                          2,666,518
                                                                                                                        -----------
Mall REITs - 16.84%
CBL & Associates Properties                                                                               16,700            706,744
General Growth Properties                                                                                 28,300          1,460,280
Macerich                                                                                                   7,600            551,532
Mills                                                                                                      5,100            211,395
Simon Property Group                                                                                      23,970          1,985,675
                                                                                                                        -----------
                                                                                                                          4,915,626
                                                                                                                        -----------
Manufactured Housing REITs - 1.26%
Equity Lifestyle Properties                                                                                8,000            368,000
                                                                                                                        -----------
                                                                                                                            368,000
                                                                                                                        -----------
Mortgage REITs - 4.21%
#KKR Financial 144A                                                                                       29,900            669,461
MortgageIT Holdings                                                                                       17,000            228,650
#Peoples Choice 144A                                                                                      60,300            331,650
                                                                                                                        -----------
                                                                                                                          1,229,761
                                                                                                                        -----------
Multifamily REITs - 15.53%
AvalonBay Communities                                                                                     13,100          1,303,188
Camden Property Trust                                                                                     10,100            657,510
=[TT]Education Realty Trust PIPE                                                                           9,750            121,287
Equity Residential                                                                                        15,200            644,632
Essex Property Trust                                                                                       6,600            655,908
Home Properties                                                                                            5,600            256,872
United Dominion Realty Trust                                                                              35,200            894,432
                                                                                                                        -----------
                                                                                                                          4,533,829
                                                                                                                        -----------
Office REITs - 19.59%
Alexandria Real Estate Equities                                                                            8,100            714,825
American Financial Realty Trust                                                                           33,900            421,377
Biomed Realty Trust                                                                                       10,900            292,447
Brandywine Realty Trust                                                                                   33,000          1,037,850
Equity Office Properties Trust                                                                            43,711          1,390,884
Reckson Associates Realty                                                                                 24,330            971,497
SL Green Realty                                                                                           10,580            889,143
                                                                                                                        -----------
                                                                                                                          5,718,023
                                                                                                                        -----------
Real Estate Operating Companies - 2.31%
+Great Wolf Resorts                                                                                       17,600            182,512
Starwood Hotels & Resorts Worldwide                                                                        8,100            492,561
                                                                                                                        -----------
                                                                                                                            675,073
                                                                                                                        -----------
Self-Storage REITs - 1.95%
U-Store-It Trust                                                                                          26,600            568,708
                                                                                                                        -----------
                                                                                                                            568,708
                                                                                                                        -----------

Shopping Center REITs - 10.92%
Developers Diversified Realty                                                                             12,800            630,528
Federal Realty Investment Trust                                                                           13,600            908,752
Kite Realty Group Trust                                                                                   42,700            673,379
Ramco-Gershenson Properties                                                                               12,000            338,160
Regency Centers                                                                                            9,900            638,055
                                                                                                                        -----------
                                                                                                                          3,188,874
                                                                                                                        -----------
Total Common Stock (cost $23,173,888)                                                                                    27,714,200
                                                                                                                        ===========

                                                                                                       Principal
                                                                                                       Amount
Repurchase Agreements - 1.47%
With BNP Paribas 4.37% 2/1/06
(dated 1/31/06, to be repurchased at $252,131,
collateralized by $118,600 U.S. Treasury Notes
2.00% due 5/15/06, market value $118,297,
$55,600 U.S. Treasury Notes 2.375%
due 8/15/06, market value $55,592 and
$84,100 U.S. Treasury Notes 2.625%
due 11/15/06 market value $83,318)                                                                     $252,100             252,100

With Cantor Fitzgerald 4.36% 2/1/06
(dated 1/31/06, to be repurchased at $177,922,
collateralized by $13,800 U.S. Treasury Bills
due 6/22/06, market value $13,550,
$81,300 U.S. Treasury Notes 3.50%
due 11/15/06, market value $81,228
and $89,000 U.S. Treasury Notes 3.625%
due 7/15/09, market value $86,740)                                                                      177,900             177,900
                                                                                                                        -----------
Total Repurchase Agreements (cost $430,000)                                                                                 430,000
                                                                                                                        ===========

Total Market Value of Securities - 96.39%
   (cost $23,603,888)                                                                                                    28,144,200
Receivables and Other Assets Net of Liabilities (See Notes) - 3.61%                                                       1,053,954
                                                                                                                        -----------
Net Assets Applicable to 1,146,631 Shares Outstanding - 100.00%                                                         $29,198,154
                                                                                                                        ===========

+    Non-income producing security for the period ended January 31, 2006.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $1,325,195, which represented 4.54% of the Portfolio's net assets. See Note 3 in "Notes."
[TT] Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2006, the aggregate amount of the restricted security equals $121,287 or 0.42% of the Portfolio's net assets. See Note 3 in "Notes."
= Security is being fair valued in accordance with the Portfolio's fair valuation policy. At January 31, 2006, the aggregate amount of fair valued securities equals $121,287, which represented 0.42% of the Portfolio's net assets. See Note 1 in "Notes."

PIPE - Private Investment Public Equity
REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Real Estate Investment Trust Portfolio II (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio was as follows:

Cost of investments                                  $23,660,465
                                                     -----------
Aggregate unrealized appreciation                      5,228,553
Aggregate unrealized depreciation                       (744,817)
                                                     -----------
Net unrealized appreciation                          $ 4,483,736
                                                     ===========

3. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are illiquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Small-Cap Growth Equity Portfolio

January 31, 2006

                                                                                                        Number of       Market
                                                                                                        Shares          Value
Common Stock - 95.76%
Basic Industry/Capital Goods - 7.08%
AMCOL International                                                                                       26,300        $   709,574
Bucyrus International Class A                                                                             17,600          1,076,944
+Mettler-Toledo International                                                                             22,500          1,302,525
MSC Industrial Direct Class A                                                                             35,181          1,580,682
+Paxar                                                                                                    32,000            647,040
                                                                                                                        -----------
                                                                                                                          5,316,765
                                                                                                                        -----------
Business Services - 7.80%
+Advisory Board                                                                                           19,900            994,602
+Bright Horizons Family Solutions                                                                         25,406            992,866
+Fisher Scientific International                                                                          20,200          1,350,774
+Monster Worldwide                                                                                        30,300          1,292,598
+Resources Connection                                                                                     45,100          1,226,269
                                                                                                                        -----------
                                                                                                                          5,857,109
                                                                                                                        -----------
Consumer Durables - 1.23%
Winnebago Industries                                                                                      29,500            923,645
                                                                                                                        -----------
                                                                                                                            923,645
                                                                                                                        -----------
Consumer Non-Durables - 8.69%
+Carter's                                                                                                 29,000          1,971,710
+Coach                                                                                                    74,484          2,677,700
+DSW Class A                                                                                              30,600            817,938
+Peet's Coffee & Tea                                                                                      12,800            394,496
+Tractor Supply                                                                                           13,100            669,148
                                                                                                                        -----------
                                                                                                                          6,530,992
                                                                                                                        -----------
Consumer Services - 9.38%
+Cheesecake Factory                                                                                       26,323            970,003
+Getty Images                                                                                              9,971            814,132
+Kerzner International                                                                                    12,800            835,072
+Sonic                                                                                                    35,875          1,038,581
+Texas Roadhouse                                                                                          51,800            803,418
+West                                                                                                     32,963          1,345,879
+Wynn Resorts                                                                                             19,200          1,239,936
                                                                                                                        -----------
                                                                                                                          7,047,021
                                                                                                                        -----------
Energy - 4.21%
+Cal Dive International                                                                                   24,700          1,036,906
Carbo Ceramics                                                                                             7,350            495,170
+Hydril                                                                                                   14,800          1,218,780
+Veritas DGC                                                                                               9,200            414,552
                                                                                                                        -----------
                                                                                                                          3,165,408
                                                                                                                        -----------
Financials - 8.83%
Aspen Insurance Holdings                                                                                  13,200            305,976
City National                                                                                             14,000          1,049,580
Delphi Financial Group Class A                                                                            15,150            722,049
Hanover Insurance Group                                                                                   20,200            978,690
PartnerRe                                                                                                  8,900            549,842
+SVB Financial Group                                                                                       5,500            272,140
UCBH Holdings                                                                                             11,000            190,850
Waddell & Reed Financial Class A                                                                          41,800            931,304
Webster Financial                                                                                         16,600            781,860
Whitney Holding                                                                                           25,900            852,110
                                                                                                                        -----------
                                                                                                                          6,634,401
                                                                                                                        -----------
Health Care - 18.56%
+Align Technology                                                                                         80,300            656,854
+Amylin Pharmaceuticals                                                                                   13,400            568,160
+#Conceptus Restricted                                                                                    56,500            920,950
+CV Therapeutics                                                                                          25,000            615,250
+Cytyc                                                                                                    28,300            851,830
+Digene                                                                                                   23,200            770,240
+Encysive Pharmaceuticals                                                                                 84,700            802,109

+Exelixis                                                                                                 22,059            237,796
+First Horizon Pharmaceutical                                                                             46,500            781,665
+Hologic                                                                                                   5,100            262,446
+MGI Pharma                                                                                               66,200          1,103,555
+Nektar Therapeutics                                                                                      52,168          1,032,926
+Neurocrine Biosciences                                                                                   15,200            923,704
+Par Pharmaceuticals                                                                                      18,000            595,440
+PDL BioPharma                                                                                            36,700          1,069,805
+Progenics Pharmaceuticals                                                                                29,500            834,850
+Telik                                                                                                    49,400            947,986
+United Therapeutics                                                                                      14,900            963,583
                                                                                                                        -----------
                                                                                                                         13,939,149
                                                                                                                        -----------
Technology - 26.78%[O]
+Akamai Technologies                                                                                      44,300            967,069
+American Reprographics                                                                                   48,300          1,318,590
+Avocent                                                                                                  22,500            748,575
+Cymer                                                                                                    17,900            808,006
+F5 Networks                                                                                              17,800          1,151,660
Henry (Jack) & Associates                                                                                 11,730            240,113
+Hutchinson Technology                                                                                    25,500            705,840
+Informatica                                                                                              91,400          1,345,408
+Itron                                                                                                    17,300            828,151
+Micromuse                                                                                                54,200            539,290
+Microsemi                                                                                                37,500          1,141,500
+NAVTEQ                                                                                                   16,200            727,542
+Opsware                                                                                                 124,700            912,804
+Polycom                                                                                                  58,400          1,131,792
+SafeNet                                                                                                  13,200            414,744
+salesforce.com                                                                                           24,700          1,013,935
+Semtech                                                                                                  43,200            832,896
+Tekelec                                                                                                  67,205          1,051,758
+TIBCO Software                                                                                          105,000            838,950
+Vishay Intertechnology                                                                                   57,200            905,476
+Websense                                                                                                 24,800          1,635,065
+Wind River Systems                                                                                       63,800            853,644
                                                                                                                        -----------
                                                                                                                         20,112,808
                                                                                                                        -----------
Transportation - 3.20%
Hunt (J.B.) Transport                                                                                     39,100            930,580
UTi Worldwide                                                                                             14,039          1,470,304
                                                                                                                        -----------
                                                                                                                          2,400,884
                                                                                                                        -----------
Total Common Stock (cost $46,377,461)                                                                                    71,928,182
                                                                                                                        ===========

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 4.62%
With BNP Paribas 4.37% 2/1/06
(dated 1/31/06, to be repurchased at $2,037,247,
collateralized by $958,000  U.S. Treasury Notes
2.00% due 5/15/06, market value $955,729,
$449,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $449,134 and
$679,000 U.S. Treasury Notes 2.625%
due 11/15/06 market value $673,129)                                                                  $2,037,000           2,037,000

With Cantor Fitzgerald 4.36% 2/1/06
(dated 1/31/06, to be repurchased at $1,437,174,
collateralized by $111,000 U.S. Treasury Bills
due 6/22/06, market value $109,474,
$657,000 U.S. Treasury Notes 3.50%
due 11/15/06, market value $656,249, and
$719,000 U.S. Treasury Notes 3.625%
due 7/15/09, market value $700,775)                                                                   1,437,000           1,437,000
                                                                                                                        -----------
Total Repurchase Agreements (cost $3,474,000)                                                                             3,474,000
                                                                                                                        -----------

Total Market Value of Securities - 100.38%
   (cost $49,851,461)                                                                                                    75,402,182
Liabilities Net of Receivables and Other Assets (See Notes) - (0.38%)                                                     (284,808)
                                                                                                                        -----------
Net Assets Applicable to 4,242,481 Shares Outstanding - 100.00%                                                         $75,117,374
                                                                                                                        ===========

+    Non-income producing security for the period ended January 31, 2006.
# Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2006, the aggregate amount of the restricted security equals $920,950 or 1.23% of the Portfolio's net assets. See Note 3 in "Notes."
[O] Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Small-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements -The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes were as follows:

Cost of investments                                  $51,137,052
                                                     -----------
Aggregate unrealized appreciation                     25,659,094
Aggregate unrealized depreciation                     (1,393,964)
                                                     -----------
Net unrealized appreciation                          $24,265,130
                                                     ===========

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $6,468,365 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,241,499 expires in 2009, $3,721,802 expires in 2010 and $1,505,064 expires in 2011.

3. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Smid-Cap Growth Equity Portfolio
------------------------------------------------------------

January 31, 2006

                                                                                                        Number of        Market
                                                                                                        Shares           Value
Common Stock- 97.15%
Basic Industry/Capital Goods - 7.52%
Allegheny Technologies                                                                                       800         $   41,480
+Cogent                                                                                                      800             19,224
Joy Global                                                                                                   900             48,636
MSC Industrial Direct Class A                                                                                700             31,451
Regal Beloit                                                                                                 900             33,201
                                                                                                                         ----------
                                                                                                                            173,992
                                                                                                                         ----------
Business Services - 5.28%
+Bright Horizons Family Solutions                                                                            800             31,264
+Fisher Scientific International                                                                             400             26,748
Nautilus                                                                                                   1,600             26,160
+Resources Connection                                                                                      1,400             38,066
                                                                                                                         ----------
                                                                                                                            122,238
                                                                                                                         ----------
Consumer Durables - 5.11%
+Activision                                                                                                1,800             25,812
+Golf Galaxy                                                                                               1,000             17,890
+Hovnanian Enterprises Class A                                                                               500             24,210
MDC Holdings                                                                                                 400             25,380
+Williams Scotsman International                                                                           1,300             25,025
                                                                                                                         ----------
                                                                                                                            118,317
                                                                                                                         ----------
Consumer Non-Durables - 8.69%
+Build-A-Bear Workshop                                                                                       400             12,940
+Carter's                                                                                                    600             40,794
+Coach                                                                                                     1,600             57,520
+Gymboree                                                                                                    500             12,320
+Hibbett Sporting Goods                                                                                    1,100             33,715
+Urban Outfitters                                                                                          1,600             43,696
                                                                                                                         ----------
                                                                                                                            200,985
                                                                                                                         ----------
Consumer Services - 7.43%
+Cheesecake Factory                                                                                          850             31,323
+Getty Images                                                                                                300             24,495
Host Marriott                                                                                              1,400             27,930
Royal Caribbean Cruises                                                                                      800             32,720
+Sonic                                                                                                       800             23,160
+Wynn Resorts                                                                                                500             32,290
                                                                                                                         ----------
                                                                                                                            171,918
                                                                                                                         ----------
Energy - 4.85%
+Cal Dive International                                                                                    1,100             46,178
+Cooper Cameron                                                                                              900             43,551
+Veritas DGC                                                                                                 500             22,530
                                                                                                                         ----------
                                                                                                                            112,259
                                                                                                                         ----------
Financials - 10.88%
+Affiliated Managers Group                                                                                   400             37,120
+AmeriCredit                                                                                                 800             23,008
City National                                                                                                400             29,988
Colonial BancGroup                                                                                         1,400             34,860
Nuveen Investments                                                                                           700             31,759
PartnerRe                                                                                                    400             24,712
Strategic Hotel Capital                                                                                    1,500             32,100
UnumProvident                                                                                              1,100             22,363
Zions Bancorp                                                                                                200             15,814
                                                                                                                         ----------
                                                                                                                            251,724
                                                                                                                         ----------

Health Care - 17.29%
+Amylin Pharmaceuticals                                                                                      400             16,960
+Anadys Pharmaceuticals                                                                                    1,100             12,067
+Animas                                                                                                    1,600             39,072
+CV Therapeutics                                                                                             900             22,149
Dade Behring Holdings                                                                                        500             19,565
+Encysive Pharmaceuticals                                                                                  1,900             17,993
+Express Scripts Class A                                                                                     300             27,387
+First Horizon Pharmaceutical                                                                              1,800             30,258
+Immucor                                                                                                     900             27,045
+Invitrogen                                                                                                  500             34,440
+Kinetic Concepts                                                                                            600             21,714
+MGI Pharma                                                                                                1,900             31,673
+Nastech Pharmaceutical                                                                                    1,600             25,440
+PDL BioPharma                                                                                             1,100             32,065
+Rigel Pharmaceuticals                                                                                     1,700             13,243
+Telik                                                                                                     1,500             28,785
                                                                                                                         ----------
                                                                                                                            399,856
                                                                                                                         ----------
Technology - 27.61%[O]
+ADC Telecommunications                                                                                    1,000             25,360
+Akamai Technologies                                                                                       1,400             30,562
+Amdocs                                                                                                    1,300             41,860
+Cymer                                                                                                       600             27,084
+F5 Networks                                                                                                 500             32,350
+FARO Technologies                                                                                         1,300             20,709
+Hutchinson Technology                                                                                       800             22,144
+Informatica                                                                                               2,200             32,384
Intersil                                                                                                     900             26,154
+Ixia                                                                                                      1,600             20,160
+Microsemi                                                                                                   900             27,396
+NAVTEQ                                                                                                      100              4,491
+O2Micro International ADR                                                                                 2,600             28,288
+Perot Systems Class A                                                                                     2,100             31,647
+Polycom                                                                                                   1,800             34,884
+Rackable Systems                                                                                            700             21,035
+SafeNet                                                                                                     800             25,136
+salesforce.com                                                                                              800             32,840
Satyam Computer Services ADR                                                                                 600             23,520
+Tekelec                                                                                                   2,100             32,865
+Tellabs                                                                                                   2,000             25,580
+TIBCO Software                                                                                            3,200             25,568
+Unica                                                                                                     2,300             32,499
+Witness Systems                                                                                             700             13,958
                                                                                                                         ----------
                                                                                                                            638,474
                                                                                                                         ----------
Transportation - 2.49%
Hunt (J.B.) Transport                                                                                      1,100             26,180
UTi Worldwide                                                                                                300             31,419
                                                                                                                         ----------
                                                                                                                             57,599
                                                                                                                         ----------
Total Common Stock (cost $1,903,917)                                                                                      2,247,362
                                                                                                                         ==========

Total Market Value of Securities - 97.15%
   (cost $1,903,917)                                                                                                      2,247,362
Receivables and Other Assets Net of Liabilities (See Notes) - 2.85%                                                          65,827
                                                                                                                         ----------
Net Assets Applicable to 235,295 Shares Outstanding - 100.00%                                                            $2,313,189
                                                                                                                         ==========

ADR  - American Depositary Receipts
+    Non-income producing security for the period ended January 31, 2006.
[O] Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Smid-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                                 $  1,906,820
                                                    ------------
Aggregate unrealized appreciation                        406,602
Aggregate unrealized depreciation                        (66,060)
                                                    ------------
Net unrealized appreciation                         $    340,542
                                                    ============

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $40,980 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $40,890 expires in 2013.

3. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware REIT Fund
------------------

January 31, 2006

                                                                                                    Number of          Market
                                                                                                    Shares             Value
Common Stock- 98.51%
Diversified REITs - 4.79%
Vornado Realty Trust                                                                                    258,999       $ 22,879,972
                                                                                                                      ------------
                                                                                                                        22,879,972
                                                                                                                      ------------
Healthcare REITs - 3.27%
*Medical Properties Trust                                                                               252,300          2,411,988
#Medical Properties Trust 144A                                                                          293,865          2,809,349
*Ventas                                                                                                 340,300         10,413,180
                                                                                                                      ------------
                                                                                                                        15,634,517
                                                                                                                      ------------
Hotel REITs - 5.44%
*Hersha Hospitality Trust                                                                               515,110          4,898,696
Host Marriott                                                                                           306,319          6,111,064
*LaSalle Hotel Properties                                                                               244,515          9,345,363
*Strategic Hotel Capital                                                                                262,000          5,606,800
                                                                                                                      ------------
                                                                                                                        25,961,923
                                                                                                                      ------------
Industrial REITs - 10.11%
AMB Property                                                                                            283,835         14,816,187
*First Potomac Realty Trust                                                                             116,753          3,433,706
ProLogis                                                                                                585,707         29,999,912
                                                                                                                      ------------
                                                                                                                        48,249,805
                                                                                                                      ------------
Mall REITs - 18.03%
CBL & Associates Properties                                                                             285,131         12,066,744
General Growth Properties                                                                               518,154         26,736,746
Macerich                                                                                                131,500          9,542,955
*Mills                                                                                                   86,674          3,592,637
Simon Property Group                                                                                    412,051         34,134,306
                                                                                                                      ------------
                                                                                                                        86,073,388
                                                                                                                      ------------
Manufactured Housing REITs - 1.31%
Equity Lifestyle Properties                                                                             136,200          6,265,200
                                                                                                                      ------------
                                                                                                                         6,265,200
                                                                                                                      ------------
Mortgage REITs - 3.28%
#KKR Financial 144A                                                                                     309,422          6,927,958
*MortgageIT Holdings                                                                                    310,100          4,170,845
#Peoples Choice 144A                                                                                    828,017          4,554,094
                                                                                                                         ---------
                                                                                                                        15,652,897
Multifamily REITs - 14.95%
*AvalonBay Communities                                                                                  218,126         21,699,174
Camden Property Trust                                                                                   151,126          9,838,303
=[TT]Education Realty Trust PIPE                                                                         78,200            972,788
Equity Residential                                                                                      217,000          9,202,970
Essex Property Trust                                                                                    109,892         10,921,067
Home Properties                                                                                          82,000          3,761,340
United Dominion Realty Trust                                                                            588,364         14,950,329
                                                                                                                      ------------
                                                                                                                        71,345,971
                                                                                                                      ------------
Office REITs - 21.04%
*Alexandria Real Estate Equities                                                                        138,374         12,211,506
*American Financial Realty Trust                                                                        635,279          7,896,518
*Biomed Realty Trust                                                                                    187,100          5,019,893
*Brandywine Realty Trust                                                                                605,873         19,054,706
Equity Office Properties Trust                                                                          741,765         23,602,963
*Reckson Associates Realty                                                                              435,893         17,405,207
SL Green Realty                                                                                         181,353         15,240,906
                                                                                                                      ------------
                                                                                                                       100,431,699
                                                                                                                      ------------
Real Estate Operating Companies - 2.53%
*+Great Wolf Resorts                                                                                    317,372          3,291,148
Starwood Hotels & Resorts Worldwide                                                                     144,250          8,771,842
                                                                                                                      ------------
                                                                                                                        12,062,990
                                                                                                                      ------------
Self-Storage REITs- 2.21%
*U-Store-It Trust                                                                                       493,800         10,557,444
                                                                                                                      ------------
                                                                                                                        10,557,444
                                                                                                                      ------------

Shopping Center REITs - 11.55%
Developers Diversified Realty                                                                           243,122         11,976,190
*Federal Realty Investment Trust                                                                        237,211         15,850,439
*Kite Realty Group Trust                                                                                609,004          9,603,993
*Ramco-Gershenson Properties                                                                            207,883          5,858,143
Regency Centers                                                                                         183,861         11,849,841
                                                                                                                      ------------
                                                                                                                        55,138,606
                                                                                                                      ------------
Total Common Stock (cost $345,058,846)                                                                                 470,254,412
                                                                                                                      ============

                                                                                                    Principal
                                                                                                    Amount
Repurchase Agreements- 1.64%
With BNP Paribas 4.37% 2/1/06 (dated 1/31/06, to be repurchased at $4,581,556, collateralized by $2,155,000 U.S. Treasury Notes 2.00% due 5/15/06, market value
$2,149,428, $1,011,000 U.S. Treasury Notes 2.375% due 8/15/06, market value
$1,010,099 and $1,528,000
U.S. Treasury Notes 2.625% due 11/15/06, market value $1,513,863)                                    $4,581,000          4,581,000

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be repurchased at
$3,232,391, collateralized by $251,000 U.S. Treasury Bills due 6/22/06, market value $246,206, $1,477,000, U.S. Treasury Notes 3.50% due 11/15/06, market value
$1,475,899 and $1,616,000
U.S. Treasury Notes 3.625% due 7/15/09, market value $1,576,038)                                      3,232,000          3,232,000
                                                                                                                      ------------
Total Repurchase Agreements (cost $7,813,000)                                                                            7,813,000
                                                                                                                      ------------

Total Market Value of Securities Before Securities Lending Collateral - 100.15%
   (cost $352,871,846)                                                                                                 478,067,412

Securities Lending Collateral**- 13.21%
Short-Term Investments
Fixed Rate Notes - 3.15%
Citigroup Global Markets 4.54% 2/1/06                                                                14,231,275         14,231,275
Washington Mutual 4.54% 3/28/06                                                                         799,768            799,768
                                                                                                                      ------------
                                                                                                                        15,031,043
                                                                                                                      ------------
oVariable Rate Notes - 10.06%
ANZ National 4.40% 2/28/07                                                                              399,884            399,884
Australia New Zealand 4.49% 2/28/07                                                                   1,999,420          1,999,420
Bank of America 4.57% 2/23/07                                                                         2,599,246          2,599,246
Bank of New York 4.39% 2/28/07                                                                        1,599,536          1,599,536
Bank of the West 4.36% 3/2/06                                                                         1,999,420          1,999,420
Bayerische Landesbank 4.54% 8/25/06                                                                   1,999,420          1,999,420
Bear Stearns 4.48% 7/31/06                                                                            2,399,304          2,399,304
Beta Finance 4.58% 4/18/06                                                                            1,999,420          1,999,371
Canadian Imperial Bank 4.49% 2/28/07                                                                    999,710            999,710
CDC Financial Products 4.60% 2/28/06                                                                  2,599,246          2,599,246
Citigroup Global Markets 4.57% 2/7/06                                                                 2,599,246          2,599,246
Commonwealth Bank Australia 4.49% 2/28/07                                                             1,999,420          1,999,420
Credit Suisse First Boston New York 4.46% 4/18/06                                                     2,159,374          2,159,374
Goldman Sachs 4.64% 1/31/07                                                                           2,599,246          2,599,246
Manufacturers & Traders 4.52% 9/26/06                                                                 1,999,420          1,999,094
Marshall & Ilsley Bank 4.45% 2/28/07                                                                  2,199,362          2,199,362
Merrill Lynch Mortgage Capital 4.60% 2/7/06                                                           1,799,478          1,799,478
Morgan Stanley 4.68% 1/31/07                                                                          2,479,281          2,479,281
Nordea Bank Norge ASA 4.42% 2/28/07                                                                   1,999,420          1,999,420
Procter & Gamble 4.46% 2/28/07                                                                        1,999,420          1,999,420
Royal Bank of Scotland 4.48% 2/28/07                                                                  1,999,420          1,999,420
Sigma Finance 4.58% 3/16/06                                                                             599,826            599,847
Societe Generale New York 4.36% 2/28/07                                                                 999,710            999,710
Toyota Motor Credit 4.55% 6/23/06                                                                     1,999,420          1,999,522
Wells Fargo 4.46% 2/28/07                                                                             1,999,420          1,999,420
                                                                                                                      ------------
                                                                                                                        48,025,817
                                                                                                                      ------------
Total Securities Lending Collateral                                                                                     63,056,860
   (cost $63,056,860)                                                                                                 ============

Total Market Value of Securities - 113.36%
   (cost $415,928,706)                                                                                                541,124,272[y]
Obligation to Return Securities Lending Collateral** - (13.21%)                                                       (63,056,860)
Liabilities Net of Receivables and Other Assets (See Notes) - (0.15%)                                                    (693,705)
                                                                                                                      ------------
Net Assets Applicable to 23,343,425 Shares Outstanding - 100.00%                                                      $477,373,707
                                                                                                                      ============

+    Non-income producing security for the period ended January 31, 2006.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $14,291,401, which represented 2.99% of the Fund's net assets. See
     Note 4 in "Notes."
[TT] Restricted Security. Investment in a security not registered under the
     Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2006, the aggregate amount of the restricted securities equals $972,788 or 0.20% of the Fund's net assets. See Note 4 in "Notes."
= Security is being fair valued in accordance with the Fund's fair valuation policy. At January 31, 2006, the aggregate amount of fair valued securities equals $972,788, which represented 0.20% of the Fund's net assets. See Note 1 in "Notes."
*    Fully or partially on loan.
**   See Note 3 in "Notes."
[y]  Includes $62,190,071 of securities loaned.
o Variable rate securities. The interest rate shown is the rate as of January 31, 2006.

Summary of Abbreviations:
PIPE - Private Investment Public Equity
REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - Delaware REIT Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                                 $352,878,944
                                                    ------------
Aggregate unrealized appreciation                    135,514,759
Aggregate unrealized depreciation                    (10,326,291)
                                                    ------------
Net unrealized appreciation                         $125,188,468
                                                    ============

3. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At January 31, 2006, the market value of the securities on loan was $62,190,071, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At January 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Pooled Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
----------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: March 31, 2006

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Pooled Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
---------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: March 31, 2006

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE POOLED TRUST


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: March 31, 2006



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date: March 31, 2006


MICHAEL P. BISHOF
--------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: March 31, 2006